                                                           File Number 33-12333

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549
                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 Pre-Effective Amendment Number
                                            --------            ---

            Post-Effective Amendment Number     X                10
                                            --------            ---

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Amendment Number
                                            --------            ---

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
        ---------------------------------------------------------------
                           (Exact Name of Registrant)

                   THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
        ---------------------------------------------------------------
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101-2098
        ---------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (612) 665-3500
        ---------------------------------------------------------------
              (Depositor's Telephone Number, Including Area Code)


              Dennis E. Prohofsky                                        Copy to:
Senior Vice President, General Counsel and Secretary             J. Sumner Jones, Esq.
   The Minnesota Mutual Life Insurance Company                  Jones & Blouch L.L.P.
        400 Robert Street North                          1025 Thomas Jefferson Street, N.W.
     St. Paul, Minnesota  55101-2098                                  Suite 405 West
  (Name and Address of Agent for Service)                        Washington, D.C.  20007



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)
    --- immediately upon filing pursuant to paragraph (b)
     X  on May 1, 1997, pursuant to paragraph (b) of Rule 485
    ---
    --- 60 days after filing pursuant to paragraph (a)(i)
    --- on (date) pursuant to paragraph (a)(i)
    --- 75 days after filing pursuant to paragraph (a)(ii)
    --- on (date) pursuant to paragraph (a)(ii).


IF APPROPRIATE, CHECK THE FOLLOWING BOX:
    ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Pursuant to Regulation 270.24f-2 under the Investment Company Act of 1940, Registrant has previously elected to register an indefinite amount of its variable annuity contracts under the Securities Act of 1933. The Rule 24f-2 Notice for Registrant's most recent fiscal year was filed on February 26, 1997.

                                  PART A

                   INFORMATION REQUIRED IN A PROSPECTUS

                   Minnesota Mutual Variable Annuity Account

                      Cross Reference Sheet to Prospectus


Form N-4

Item Number     Caption in Prospectus

    1.          Cover Page

    2.          Special Terms

    3.          Questions and Answers About the Variable Annuity Contracts

    4.          Condensed Financial Information; Performance Data

    5.          General Descriptions

    6.          Contract Charges

    7.          Description of the Contracts

    8.          Description of the Contracts; Annuity Payments and Options

    9.          Description of the Contracts; Death Benefits

   10. Description of the Contracts; Purchase Payments and Value of the Contract

   11.          Description of the Contracts; Redemptions

   12.          Federal Tax Status

   13.          Not Applicable

   14.          Table of Contents of the Statement of Additional Information

VARIABLE ANNUITY CONTRACT PROSPECTUS
FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT
OF MINNESOTA MUTUAL'S VARIABLE ANNUITY ACCOUNT

The individual variable annuity contract offered by this Prospectus is designed for use by members of the faculty and employees of the University of Minnesota. It may also be used by officers, directors, full-time and part-time employees, sales representatives and their employees, and retirees of Minnesota Mutual or any of Minnesota Mutual's other affiliated companies, any trust, pension or benefit plan for such persons, the spouses, siblings, direct ancestors and the direct descendents of such persons. The variable annuity contract may also be used by other groups. These groups shall consist of individuals employed by an employer or associated with a program established or maintained by an entity which: (1) provides an exclusive or partially exclusive sales arrangement with Minnesota Mutual or its affiliates; (2) allows for the purchase of annuities under section 403(b) or 403(b)(9) of the Code; and (3) has more than 1,000 individuals who are eligible for participation by annuity purchase. This variable annuity contract may also be used by individuals purchasing one or more of these contracts wherein the aggregate purchase payments total $5,000,000 or more, other than as part of a qualified pension or profit sharing plan, and by certain individuals solicited by registered investment advisers who charge new clients a fee for their services and where the initial contract purchase payment is at least $25,000. The use of this contract may be in connection with retirement plans which qualify for federal income tax advantages under sections 401, 403 or 408 of the Internal Revenue Code.


  Contract values will accumulate on a variable basis. Contract values will be a part of the Variable Annuity Account. The Variable Annuity Account invests its assets in shares of Advantus Series Fund, Inc. and in Class 2 of the Templeton Developing Markets Fund (the "Funds"). The accumulation value of the contract and the amount of each variable annuity payment will vary in accordance with the performance of the Portfolio or Portfolios of the Funds selected by the contract owner. The contract owner bears the entire investment risk for any amounts allocated to the Portfolios of the Fund.



  This Prospectus sets forth concisely the information that a prospective investor should know before investing in the Variable Annuity Account, and it should be read and kept for future reference. A Statement of Additional Information, bearing the same date, which contains further contract information, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (612) 665-3500, or by writing Minnesota Mutual at its principal office at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098. A Table of Contents for the Statement of Additional Information appears in this Prospectus on page 28.



This Prospectus is not valid unless attached to a current prospectus of Advantus Series Fund, Inc. and the Templeton Developing Markets Fund.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.


   [LOGO]

THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
400 ROBERT STREET NORTH
ST. PAUL, MN 55101-2098
PH 612/665-3500
http://www.minnesotamutual.com



The date of this document and the Statement of Additional Information is: May 1, 1997

TABLE OF CONTENTS


                                                               Page
Special Terms...............................................      3

Questions and Answers About the Variable Annuity Contract...      4

Expense Table...............................................      8

Condensed Financial Information.............................     10

Performance Data............................................     12

General Descriptions
    The Minnesota Mutual Life Insurance Company.............     13
    Variable Annuity Account................................     13
    Advantus Series Fund, Inc...............................     13
    Templeton Variable Products Series Fund.................     14
    Additions, Deletions or Substitutions...................     15

Contract Charges
    Administrative Charge...................................     15
    Premium Taxes...........................................     16

Voting Rights...............................................     16

Description of the Contract
    General Provisions......................................     16
    Annuity Payments and Options............................     17
    Death Benefits..........................................     21
    Purchase Payments, Value of the Contract and
     Transfers..............................................     21
    Redemptions.............................................     23

Federal Tax Status..........................................     23

Statement of Additional Information.........................     28

Appendix A--Illustration of Variable Annuity Values.........     29


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a contract before annuity payments begin.

ACCUMULATION VALUE: your interest in this contract composed of your interest in one or more sub-accounts of the Variable Annuity Account.

ANNUITANT: the person who may receive lifetime benefits under the contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CODE: the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the contract, which could be the annuitant, his employer, or a trustee acting on behalf of the employer.

CONTRACT YEAR: a period of one year beginning with the contract date or a contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.


FUND: the mutual fund or separate investment portfolio within a series mutual fund which we have designated as an eligible investment for the Variable Annuity Account, namely, Advantus Series Fund, Inc. and its Portfolios and Class 2 of the Templeton Developing Markets Fund.


PLAN: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the variable annuity contracts described herein.

PURCHASE PAYMENTS: amounts paid to us under a contract.

VALUATION DATE: each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY ACCOUNT: a separate investment account called the Minnesota Mutual Variable Annuity Account, where the investment experience of its assets is kept separate from our other assets.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Fund.

WE, OUR, US: The Minnesota Mutual Life Insurance Company.

YOU, YOUR: the Contract Owner.

QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACT

WHAT IS AN ANNUITY?
An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary during the payment period in accordance with the investment experience of a separate account is called a variable annuity.

WHAT CONTRACT IS OFFERED BY THIS PROSPECTUS?

The contract is a variable annuity contract issued by us which provides for monthly annuity payments. These payments may begin immediately or at a future date elected by you. Purchase payments received by us under a contract are allocated to our Variable Annuity Account, where they are invested in one or more Portfolios of the Fund and receive no interest or principal guarantees.


  For more information on the contract, see the heading "Description of the Contract" in this Prospectus.


WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE VARIABLE ANNUITY ACCOUNT?

Purchase payments allocated to the Variable Annuity Account are invested in shares of Advantus Series Fund, Inc. and the Templeton Developing Markets Funds. Each Fund is a mutual fund of the series type, which means that it has several different portfolios which it offers for investment. Shares of this Fund will be made available at net asset value to the Variable Annuity Account to fund the variable annuity contracts. The Fund is also required to redeem its shares at net asset value at our request. We reserve the right to add, combine or remove other eligible funds.


  The investment objectives and certain policies of the Portfolios of the Advantus Series Fund are as follows:

      The Growth Portfolio seeks the long-term accumulation of capital. Current income, while a factor in portfolio selection, is a secondary objective. The Growth Portfolio will invest primarily in common stocks and other equity securities. Common stocks are more volatile than debt securities and involve greater investment risk.
      The Bond Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. A secondary objective is to seek preservation of capital. The Bond Portfolio will invest primarily in long-term, fixed-income, high-quality debt instruments. The value of debt securities will tend to rise and fall inversely with the rise and fall of interest rates.
      The Money Market Portfolio seeks maximum current income to the extent consistent with liquidity and the stability of capital. The Money Market Portfolio will invest in money market instruments and other debt securities with maturities not exceeding one year. The return produced by these securities will reflect fluctuation in short-term interest rates.
      AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
      The Asset Allocation Portfolio seeks as high a level of long-term total rate of return as is consistent with prudent investment risk. The Asset Allocation Portfolio will invest in common stocks and other equity securities, bonds and money market instruments. The Asset Allocation Portfolio involves the risks inherent in stocks and debt securities of varying maturities and the risk that the Portfolio may invest too much or too little of its assets in each type of security at any particular time.
      The Mortgage Securities Portfolio seeks a high level of current income consistent with prudent investment risk. In pursuit of this objective the Mortgage Securities Portfolio will follow a policy of investment primarily in mortgage-related securities. Prices of mortgage-related securities will tend to rise and fall inversely with the rise and fall of the general level of interest rates.
      The Index 500 Portfolio seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard & Poor's Corporation 500 Composite Stock Price Index (the "Index"). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. All common stocks, including those in the Index, involve greater investment risk than debt securities. The fact that a stock has been included in the Index affords no assurance against declines in the price or yield performance of that stock.

      The Capital Appreciation Portfolio seeks growth of capital. Investments will be made based upon their potential for capital appreciation. Therefore, current income will be incidental to the objective of capital growth. Because of the market risks inherent in any equity investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value.
      The International Stock Portfolio seeks long-term capital growth. In pursuit of this objective, the International Stock Portfolio will follow a policy of investing in stocks issued by companies, large and small, and debt obligations of companies and governments outside the United States. Current income will be incidental to the objective of capital growth. The Portfolio is designed for persons seeking international diversification. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.
      The Small Company Portfolio seeks long-term accumulation of capital. In pursuit of this objective, the Small Company Portfolio will follow a policy of investing primarily in common or preferred stocks issued by small companies, defined in terms of either market capitalization or gross revenues. Investments in small companies usually involve greater investment risks than fixed income securities or corporate equity securities generally. Small companies will typically have a market capitalization of less than $1.5 billion or annual gross revenues of less than $1.5 billion.
      The Value Stock Portfolio seeks the long-term accumulation of capital. In pursuit of this objective, the Value Stock Portfolio will follow a policy of investing primarily in the equity securities of companies which, in the opinion of the adviser, have market values which appear low relative to their underlying value or future earnings and growth potential. As it is anticipated that the Portfolio will consist in large part of dividend-paying common stocks, the production of income will be a secondary objective of the Portfolio.
      The Maturing Government Bond Portfolios seek to provide as high an investment return as is consistent with prudent investment risk for a specified period of time ending on a specified liquidation date. In pursuit of this objective, each of the four Maturing Government Bond Portfolios seek to return a reasonably assured targeted dollar amount, predictable at the time of investment, on a specific target date in the future through investment in a portfolio composed primarily of zero coupon securities. These are securities that pay no cash income and are sold at a discount from their par value at maturity. The current target dates for the maturities of these Portfolios are 1998, 2002, 2006 and 2010, respectively. On maturity, the Portfolio will be converted to cash and reinvested at the direction of the contract owner. In the absence of instructions, liquidation proceeds will be allocated to the Money Market Portfolio.

      The Small Company Value Portfolio seeks the long-term accumulation of capital. The Portfolio will follow a policy of investing primarily in the equity securities of small companies, defined in terms of market capitalization and which appear to have market values which are low relative to their underlying value or future earnings and growth potential. Dividend income will be incidental to the investment objective for this Portfolio.


      The International Bond Portfolio seeks to maximize current income consistent with protection of principal. The Portfolio pursues its objective by investing primarily in a managed portfolio of non-U.S. dollar debt securities issued by foreign governments, companies and supranational entities.


      The Index 400 Mid-Cap Portfolio seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's 400 Mid Cap Index. The Portfolio pursues its investment objective by investing primarily in the 400 common stocks that comprise the Index, issued by medium-sized domestic companies with market capitalizations that generally range from $200 million to $5 billion. It is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an over-all investment strategy. The inclusion of a stock in the Index in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment, nor is it a sponsor or in any way affiliated with the Portfolio.


      The Micro-Cap Value Portfolio seeks capital appreciation. The Portfolio will pursue its objective by investing in a diversified portfolio of securities that the sub-adviser believes to be undervalued. It will invest primarily in common stocks and stock equivalents of micro-cap companies, that is, companies with a market capitalization of less than $300 million.


      The Macro-Cap Value Portfolio seeks to provide high total return. It pursues this objective by investing in equity securities that the sub-adviser believes, through the use of dividend discount models, to be undervalued relative to their long-term earnings power, creating a diversified portfolio of equity securities which typically will have a price/earnings ratio and a price to book ratio that reflects a value orientation. The Portfolio seeks to enhance its total return relative to that of a universe of large-sized U.S. companies.


      The Micro-Cap Growth Portfolio seeks long-term capital appreciation. It pursues its objective by investing primarily in equity securities of smaller companies which the sub-adviser believes are in an early stage or transitional point in their development and have demonstrated or have the potential for above average revenue growth. It will invest primarily in common stocks and stock equivalents of micro-cap companies, that is, companies with a market capitalization of less than $300 million.


  ALTHOUGH THE MACRO-CAP VALUE, THE INDEX 400 MID-CAP, THE SMALL COMPANY VALUE, THE MICRO-CAP VALUE, THE MICRO-CAP GROWTH AND THE INTERNATIONAL BOND PORTFOLIOS OF THE FUND ARE INCLUDED IN THIS PROSPECTUS, THEY WILL NOT BE AVAILABLE IN THE CONTRACT UNTIL OCTOBER 1, 1997.


  In addition to the investments in the Advantus Series Fund, the Variable Annuity Account invests in the Templeton Developing Markets Fund, a diversified portfolio with two classes of shares of the Templeton Variable Products Series Fund Class 2, a mutual fund of the series type.


  ALTHOUGH THE TEMPLETON DEVELOPING MARKETS FUND IS INCLUDED IN THIS PROSPECTUS IT WILL NOT BE AVAILABLE IN THE CONTRACT UNTIL OCTOBER 1, 1997.


  The investment objectives and certain policies of the Templeton Developing Markets Fund available under the contract are as follows:


      The Templeton Developing Markets Fund seeks long-term capital appreciation. It pursues this objective by investing primarily in equity securities of issuers in countries having developing markets. Countries generally considered to have developing markets are all countries that are considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World
    Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing.


  There is no assurance that any Fund will meet its objectives. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current prospectus for each Fund, which is attached to this Prospectus. A person should carefully read the Fund's prospectus before investing in the contract.


CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. And before annuity payments begin, you may transfer all or a part of your accumulation value from one Fund to another or among the Portfolios. Under some contracts, transfers may be restricted dependent upon the source of purchase payments. Additional information can be found in this Prospectus. After annuity payments begin, transfers may be made with respect to variable annuity payments and, subject to some restrictions, amounts held as annuity reserves may be transferred among the variable annuity sub-accounts and the Portfolios. Annuity reserves may be transferred only from a variable annuity to a fixed annuity during the annuity period.



WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?


We deduct from the net asset value of the Variable Annuity Account an amount, computed daily, equal to an annual rate of .15% for contract administration. We reserve the right to increase the charge to not more than .35% of the net asset value of the Variable Annuity Account.


  In addition, Advantus Capital Management, Inc., ("Advantus Capital") one of our subsidiaries, acts as the investment adviser to the Advantus Series Fund, Inc. and deducts from the net asset value of each Portfolio of the Fund a fee for its services which are provided under an investment advisory agreement. The investment advisory agreements with Advantus Capital provide that the fee shall be computed at the annual rate which may not exceed .4% of the Index 500 and Index 400 Micro-Cap Portfolios, .75% of the Capital Appreciation, Value Stock, Small Company Value and the Small Company Portfolios, 1.0% of the International Stock Portfolio .6% of the International Bond Portfolio, .7% of the Macro-Cap Value Portfolio, 1.1% of the Micro-Cap Growth Portfolio and 1.25% of the Micro-Cap Value Portfolio and .5% of each of the remaining Portfolio's average daily net assets other than the Maturing Government Bond Portfolios. The Maturing Government Bond Portfolios pay an advisory fee equal to an annual rate of .25% of average daily net assets, however, the Portfolio which matures in 1998 will pay a rate of .05% from its inception to April 30, 1998, and .25% thereafter and the Portfolio which matures in 2002 will pay a rate of .05% from its inception to April 30, 1998, and .25% thereafter of average daily net assets.


  The Funds are subject to certain expenses that may be incurred with respect to their operations. For more information, see the prospectus of each Fund which is attached to this prospectus. The Templeton Developing Markets Fund pays its investment adviser management fees at an annual rate of 1.25% of the Fund's average daily net assets and pays other operating expenses which will vary every year but, for the most recent fiscal year, were .53% of its average daily net assets. In addition, Class 2 of the Templeton Developing Markets Fund has a Rule 12b-1 plan and may pay up to .25% annually of the average daily net assets for distribution. For more information, see the fund's prospectus.


  Deductions for any applicable premium taxes may also be made (currently such taxes range from 0.0% to 3.5%) depending upon applicable law.


  For more information on charges, see the heading "Contract Charges" in this Prospectus.


CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?
Yes. You may make partial withdrawals of the accumulation value of your contract before an annuity begins. A penalty tax may be assessed upon withdrawals from annuity contracts in certain circumstances. For more information, see the heading "Federal Tax Status" in this Prospectus.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?
Yes. You may cancel the contract any time within ten days of your receipt of the contract by returning it to us or your agent. In some states, such as California, the free look period may be extended. In California, the free look period is extended to thirty days' time for contracts issued or delivered to owners that are 60 years of age or older at the time of delivery. These rights are subject to change and may vary among the states.

IS THERE A GUARANTEED DEATH BENEFIT?
Yes. The contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of: (1) the amount of the accumulation value payable at death; or (2) the amount of the total purchase payments paid to us as consideration for this contract, less all contract withdrawals.

WHAT ANNUITY OPTIONS ARE AVAILABLE?
The contracts specify several annuity options. Each annuity option may be elected on either a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request. The specified annuity options are a life annuity; a life annuity with a period certain of either 120 months, 180 months or 240 months; a joint and last survivor annuity and a period certain annuity.

WHAT IF THE OWNER DIES?
If you die before payments begin, we will pay the accumulation value of the contract as a death benefit to the named beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the underlying Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

EXPENSE TABLE


The tables shown below are to assist a contract owner in understanding the costs and expenses that a contract will bear directly or indirectly. For more information on contract costs and expenses, see the Prospectus heading "Contract Charges" and the information immediately following.


  The following contract expense information is intended to illustrate the expense of a MultiOption variable annuity contract. All expenses shown are rounded to the nearest dollar. The information contained in the tables must be considered with the narrative information which immediately follows them in this heading.



FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT



    SEPARATE ACCOUNT ANNUAL EXPENSES
    (as a percentage of average account value)
    Administrative Charge........................................           .15%
                                                                           -----
        Total Separate Account Annual Expense....................           .15%
                                                                           -----
                                                                           -----



UNDERLYING FUNDS ANNUAL EXPENSES
(As a percentage of average net assets for the described underlying Fund.)



                                                                                                   TOTAL FUND
                                                                 OTHER EXPENSE                   ANNUAL EXPENSE
                                                    INVESTMENT   (AFTER EXPENSE                  (AFTER EXPENSE
                                                    MANAGEMENT   REIMBURSEMENTS   DISTRIBUTION   REIMBURSEMENTS
                                                       FEES         IF ANY)         EXPENSES        IF ANY)
                                                    ----------   --------------   ------------   --------------
Advantus Series Fund, Inc.:
    Growth Portfolio..............................     0.50%        0.09%            --              0.59%
    Bond Portfolio................................     0.50%        0.06%            --              0.56%
    Money Market Portfolio........................     0.50%        0.00%            --              0.60%
    Asset Allocation Portfolio....................     0.50%        0.04%            --              0.54%
    Mortgage Securities Portfolio.................     0.50%        0.08%            --              0.58%
    Index 500 Portfolio...........................     0.40%        0.05%            --              0.45%
    Capital Appreciation Portfolio................     0.75%        0.10%            --              0.85%
    International Stock Portfolio.................     0.74%        0.22%            --              1.06%
    Small Company Portfolio.......................     0.75%        0.06%            --              0.81%
    Maturing Government Bond 1998 Portfolio
      (1)(2)......................................     0.05%        0.15%            --              0.20%
    Maturing Government Bond 2002 Portfolio
      (1)(2)......................................     0.05%        0.15%            --              0.20%
    Maturing Government Bond 2006 Portfolio (2)...     0.25%        0.15%            --              0.40%
    Maturing Government Bond 2010 Portfolio (2)...     0.25%        0.15%            --              0.40%
    Value Stock Portfolio (2).....................     0.75%        0.08%            --              0.83%
    Small Company Value Portfolio (3).............     0.75%        0.15%            --              0.90%
    International Bond Portfolio (3)..............     0.60%        1.00%            --              1.60%
    Index 400 Mid-Cap Portfolio (3)...............     0.40%        0.15%            --              0.55%
    Micro-Cap Value Portfolio (3).................     1.25%        0.15%            --              1.40%
    Macro-Cap Value Portfolio (3).................     0.70%        0.15%            --              0.85%
    Micro-Cap Growth Portfolio (3)................     1.10%        0.15%            --              1.25%
Templeton Variable Products Series:
    Developing Markets Fund Class 2 (4)...........     1.25%        0.53%            0.25%           2.03%



(1) Investment management fees for the Maturing Government Bond 1998 and 2002 Portfolios are equal on an annual basis to .05% of average daily net assets until April 30, 1998 at which time the fees will be .25% of average daily net assets.



(2) Minnesota Mutual voluntarily absorbed certain expenses of the Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006 and Maturing Government Bond 2010 Portfolios for the year ended December 31, 1996. If these portfolios had been charged for expenses the ratio of expenses to average daily net assets would have been .72%, 1.14%, 1.58% and 2.18%, respectively. It is Minnesota Mutual's present intention to waive other fund expenses during the current fiscal year which exceed, as a percentage of average daily net assets, .15%. Minnesota Mutual also reserves the option to reduce the level of other expenses which it will voluntarily absorb.



(3) Although the Small Company Value, International Bond, Index 400 Mid-Cap, Micro-Cap Value, and Micro-Cap Growth Portfolios will not be available until October 1, 1997, Minnesota Mutual has voluntarily agreed to absorb or waive other fund expenses which exceed, as a percentage of average daily net assets, 1.00% for International Bond and .15% for Small Company Value, Index 400 Mid-Cap, Micro-Cap Value, Macro-Cap Value and Micro-Cap Growth Portfolios for the period ended December 31, 1997. If the Portfolios were to be charged for these expenses, it is estimated that the ratio of total expenses to average daily net assets would be 3.04% for Small Company Value, 3.19% for International Bond, 2.20% for Index 400 Mid-Cap, 4.07% for Micro-Cap Value, 2.97% for Macro-Cap Value, 3.77% for Micro-Cap Growth and 3.75% for Templeton Developing Markets. Minnesota Mutual also reserves the option to reduce the level of other expenses which it will voluntarily absorb.



(4) Templeton Developing Markets -- Class 2. Figures are estimates for 1997 based on annualized Class 1 1996 figures. The Fund began operations in March 1996. Class 2 shares of the Fund were first offered May 1, 1997, and have a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. In addition, figures do not reflect the Investment Manager's agreement in advance to waive a portion of its fees during 1996. After the waiver, actual management fees and total operating expenses of the portfolio were 1.17% and 1.95% of net assets, respectively. This waiver agreement has been terminated.



CONTRACT OWNER EXPENSE EXAMPLE



You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.



                                               1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                               ------   -------   -------   --------
Advantus Series Fund, Inc.:
  Growth Portfolio...........................   $ 8      $ 24      $ 41       $ 92
  Bond Portfolio.............................   $ 7      $ 23      $ 40       $ 88
  Money Market Portfolio.....................   $ 8      $ 24      $ 42       $ 93
  Asset Allocation Portfolio.................   $ 7      $ 22      $ 38       $ 86
  Mortgage Securities Portfolio..............   $ 7      $ 23      $ 41       $ 91
  Index 500 Portfolio........................   $ 6      $ 19      $ 33       $ 75
  Capital Appreciation Portfolio.............   $10      $ 32      $ 55       $122
  International Stock Portfolio..............   $12      $ 38      $ 66       $147
  Small Company Portfolio....................   $10      $ 31      $ 53       $118
  Maturing Government Bond 1998 Portfolio....   $ 4      $ 11      $ 20       $ 44
  Maturing Government Bond 2002 Portfolio....   $ 4      $ 11      $ 20       $ 44
  Maturing Government Bond 2006 Portfolio....   $ 6      $ 18      $ 31       $ 69
  Maturing Government Bond 2010 Portfolio....   $ 6      $ 18      $ 31       $ 69
  Value Stock Portfolio......................   $10      $ 31      $ 54       $120
  Small Company Value Portfolio..............   $11      $ 33       N/A        N/A
  International Bond Portfolio...............   $18      $ 55       N/A        N/A
  Index 400 Mid-Cap Portfolio................   $ 7      $ 22       N/A        N/A
  Micro-Cap Value Portfolio..................   $16      $ 49       N/A        N/A
  Macro-Cap Value Portfolio..................   $10      $ 32       N/A        N/A
  Micro-Cap Growth Portfolio.................   $14      $ 44       N/A        N/A
Templeton Variable Products Series:
  Developing Markets Fund Class 2............   $22      $ 68       N/A        N/A


  The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law.
  Prior to May 3, 1993, several of the Portfolios were known by different names. The Growth Portfolio was the Stock Portfolio, the Asset Allocation Portfolio was the Managed Portfolio, the Index 500 Portfolio was the Index Portfolio and the Capital Appreciation Portfolio was the Aggressive Growth Portfolio.

CONDENSED FINANCIAL INFORMATION

The financial statements of Minnesota Mutual Variable Annuity Account and of The Minnesota Mutual Life Insurance Company may be found in the Statement of Additional Information.

  The table below gives per unit information about the financial history of each sub-account from the inception of each to December 31, 1996. This information should be read in conjunction with the financial statements and related notes of Minnesota Mutual Variable Annuity Account included in the Statement of Additional Information.


                                                                       YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------------------------
                                             1996         1995          1994           1993           1992          1991
                                          ----------   ----------   ------------   ------------   ------------   ----------

Growth Sub-Account:
  Unit value at beginning of period.....      $2.012       $1.622      $1.611         $1.542          1.473           1.100
  Unit value at end of period...........      $2.354       $2.012      $1.622         $1.611          1.542           1.473
  Number of units outstanding at end of
    period..............................   1,448,982    1,534,005   1,477,118      1,145,632        879,694         532,298

Bond Sub-Account:
  Unit value at beginning of period.....      $2.118       $1.772      $1.859         $1.688          1.585           1.350
  Unit value at end of period...........      $2.178       $2.118      $1.772         $1.859          1.688           1.585
  Number of units outstanding at end of
    period..............................   1,506,859    1,525,791   1,480,397      1,452,616      1,414,784       1,028,316

Money Market Sub-Account:
  Unit value at beginning of period.....      $1.546       $1.469      $1.418         $1.383          1.342           1.275
  Unit value at end of period...........      $1.620       $1.546      $1.469         $1.418          1.383           1.342
  Number of units outstanding at end of
    period..............................     750,434      726,235     669,925        758,519        854,376       1,089,711

Asset Allocation Sub-Account:
  Unit value at beginning of period.....      $2.251       $1.803      $1.831         $1.723          1.609           1.250
  Unit value at end of period...........      $2.529       $2.251      $1.803         $1.831          1.723           1.609
  Number of units outstanding at end of
    period..............................   2,029,532    1,871,136   2,307,972      2,610,010      1,843,236         659,538

Mortgage Securities Sub-Account:
  Unit value at beginning of period.....      $2.091       $1.775      $1.839         $1.686          1.588           1.368
  Unit value at end of period...........      $2.198       $2.091      $1.775         $1.839          1.686           1.588
  Number of units outstanding at end of
    period..............................     450,065      485,533     477,367        632,499        753,204         363,294

Index 500 Sub-Account:
  Unit value at beginning of period.....      $2.316       $1.695      $1.678         $1.531          1.428           1.102
  Unit value at end of period...........      $2.813       $2.316      $1.695         $1.678          1.531           1.428
  Number of units outstanding at end of
    period..............................   2,364,949    2,056,365   1,345,845      1,208,415      1,046,000         832,514

Capital Appreciation Sub-Account:
  Unit value at beginning of period.....      $2.420       $1.974      $1.933         $1.754          1.672           1.182
  Unit value at end of period...........      $2.842       $2.420      $1.974         $1.933          1.754           1.672
  Number of units outstanding at end of
    period..............................   1,668,256    1,869,447   1,659,517      1,193,412        913,174         582,915

                                                                           PERIOD FROM
                                                                           JUNE 1, 1987
                                                                           TO DECEMBER
                                            1990       1989       1988         1987
                                          --------   --------   --------   ------------
Growth Sub-Account:
  Unit value at beginning of period.....     1.099      0.873      0.757       1.000
  Unit value at end of period...........     1.100      1.099      0.873       0.757
  Number of units outstanding at end of
    period..............................   239,250    156,253    115,601      18,851
Bond Sub-Account:
  Unit value at beginning of period.....     1.261      1.121      1.050       1.000
  Unit value at end of period...........     1.350      1.261      1.121       1.050
  Number of units outstanding at end of
    period..............................   800,284    707,399    116,128       7,642
Money Market Sub-Account:
  Unit value at beginning of period.....     1.185      1.093      1.026       1.000
  Unit value at end of period...........     1.275      1.185      1.093       1.026
  Number of units outstanding at end of
    period..............................   748,839    541,490    276,977      48,357
Asset Allocation Sub-Account:
  Unit value at beginning of period.....     1.208      1.006      0.909       1.000
  Unit value at end of period...........     1.250      1.208      1.006       0.909
  Number of units outstanding at end of
    period..............................   316,973    216,005    144,160         571
Mortgage Securities Sub-Account:
  Unit value at beginning of period.....     1.251      1.105      1.019       1.000
  Unit value at end of period...........     1.368      1.251      1.105       1.019
  Number of units outstanding at end of
    period..............................   187,645    172,295    157,244     117,269
Index 500 Sub-Account:
  Unit value at beginning of period.....     1.149      0.882      0.761       1.000
  Unit value at end of period...........     1.102      1.149      0.882       0.761
  Number of units outstanding at end of
    period..............................   547,781    436,533    261,284     126,183
Capital Appreciation Sub-Account:
  Unit value at beginning of period.....     1.206      0.874      0.813       1.000
  Unit value at end of period...........     1.182      1.206      0.874       0.813
  Number of units outstanding at end of
    period..............................   339,404    180,206    135,463       8,751

                                                                       YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------------------------
                                             1996         1995          1994           1993           1992          1991
                                          ----------   ----------   ------------   ------------   ------------   ----------
International Stock Sub-Account:
  Unit value at beginning of period.....      $1.495       $1.311      $1.317         $0.915          1.000(a)
  Unit value at end of period...........      $1.788       $1.495      $1.311         $1.317          0.915
  Number of units outstanding at end of
    period..............................   2,418,015    2,254,079   2,153,847      1,330,940        441,041

Small Company Sub-Account
  Unit value at beginning of period.....      $1.604       $1.217      $1.148         $1.000(b)
  Unit value at end of period...........      $1.705       $1.604      $1.217         $1.148
  Number of units outstanding at end of
    period..............................   1,237,091    1,581,035   1,091,852        387,337

Maturing Government Bond 1998
   Sub-Account
  Unit value at beginning of period.....      $1.145       $0.988      $1.000(c)
  Unit value at end of period...........      $1.190       $1.145      $0.988
  Number of units outstanding at end of
    period..............................   1,324,838    1,146,897     881,942

Maturing Government Bond 2002
   Sub-Account
  Unit value at beginning of period.....      $1.222       $0.979      $1.000(c)
  Unit value at end of period...........      $1.241       $1.222      $0.979
  Number of units outstanding at end of
    period..............................     269,553      121,397     120,595

Maturing Government Bond 2006
   Sub-Account
  Unit value at beginning of period.....      $1.305       $0.970      $1.000(c)
  Unit value at end of period...........      $1.287       $1.305      $0.970
  Number of units outstanding at end of
    period..............................     117,035      124,592     121,565

Maturing Government Bond 2010
   Sub-Account
  Unit value at beginning of period.....      $1.351       $0.958      $1.000(c)
  Unit value at end of period...........      $1.303       $1.351      $0.958
  Number of units outstanding at end of
    period..............................     141,772      116,635     211,596

Value Stock Sub-Account
  Unit value at beginning of period.....      $1.400       $1.055      $1.000(c)
  Unit value at end of period...........      $1.831       $1.400      $1.055
  Number of units outstanding at end of
    period                                   798,596      426,836     183,180

                                                                           PERIOD FROM
                                                                           JUNE 1, 1987
                                                                           TO DECEMBER
                                            1990       1989       1988         1987
                                          --------   --------   --------   ------------
International Stock Sub-Account:
  Unit value at beginning of period.....
  Unit value at end of period...........
  Number of units outstanding at end of
    period..............................
Small Company Sub-Account
  Unit value at beginning of period.....
  Unit value at end of period...........
  Number of units outstanding at end of
    period..............................
Maturing Government Bond 1998
   Sub-Account
  Unit value at beginning of period.....
  Unit value at end of period...........
  Number of units outstanding at end of
    period..............................
Maturing Government Bond 2002
   Sub-Account
  Unit value at beginning of period.....
  Unit value at end of period...........
  Number of units outstanding at end of
    period..............................
Maturing Government Bond 2006
   Sub-Account
  Unit value at beginning of period.....
  Unit value at end of period...........
  Number of units outstanding at end of
    period..............................
Maturing Government Bond 2010
   Sub-Account
  Unit value at beginning of period.....
  Unit value at end of period...........
  Number of units outstanding at end of
    period..............................
Value Stock Sub-Account
  Unit value at beginning of period.....
  Unit value at end of period...........
  Number of units outstanding at end of
    period


(a) The information for the sub-account is shown for the period May 1, 1992 to December 31, 1992. May 1, 1992 was the effective date of the 1933 Act Registration Statement for the sub-account.

(b) The information for the sub-account is shown for the period May 3, 1993 to December 31, 1993. May 3, 1993 was the effective date of the 1933 Act Registration Statement for the sub-account.

(c) The information for the sub-account is shown for the period May 2, 1994 to December 31, 1994. May 2, 1994 was the effective date of the 1933 Act Registration Statement for the sub-account.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its Sub-Accounts. In the case of the Money Market Sub-Account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other Sub-Accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the Sub-Account became available pursuant to such registration statement. The Money Market Sub-Account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the Sub-Accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made against the net asset value of the Variable Annuity Account pursuant to the terms of the variable annuity contracts offered by this Prospectus. The various performance figures used in Variable Annuity Account advertisements relating to the contracts described in this Prospectus are summarized below. More detailed information on the computations is set forth in the Statement of Additional Information.

MONEY MARKET SUB-ACCOUNT YIELD.    Yield quotations for the Money Market
Sub-Account are based on the income generated by an investment in the sub-account over a specified period, usually seven days. The figures are "annualized," that is, the amount of income generated by the investment during the period is assumed to be generated over a 52-week period and is shown as a percentage of the investment. Effective yield quotations are calculated similarly, but when annualized the income earned by an investment in the sub-account is assumed to be reinvested. Effective yield quotations will be slightly higher than yield quotations because of the compounding effect of this assumed reinvestment.

TOTAL RETURN FIGURES.    Cumulative total return figures may also be quoted for
all Sub-Accounts. Cumulative total return is based on a hypothetical $1,000 investment in the Sub-Account at the beginning of the advertised period, and is equal to the percentage change between the $1,000 net asset value of that investment at the beginning of the period and the net asset value of that investment at the end of the period.
  Prior to May 3, 1993, several of the Sub-Accounts were known by different names. The Growth Sub-Account was the Stock Sub-Account, the Asset Allocation Sub-Account was the Managed Sub-Account, the Index 500 Sub-Account was the Index Sub-Account and the Capital Appreciation Sub-Account was the Aggressive Growth Sub-Account.
  All cumulative total return figures published for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Average annual total return figures will show for the specified period the average annual rate of return required for an initial investment of $1,000 to equal the accumulation value of that investment at the end of the period.

PREDICTABILITY OF RETURN.    For each of the Maturing Government Bond
Sub-Accounts, Minnesota Mutual will calculate an anticipated growth rate (AGR) on each day that the underlying Portfolio of the Fund is valued. Minnesota Mutual may also calculate an anticipated value at maturity (AVM) on any such day. Daily calculations for each are necessary because (i) the AGR and AVM calculations assume, among other things, an expense ratio and portfolio composition that remains unchanged for the life of each such Sub-Account to the target date at maturity, (ii) such calculations are therefore meaningful as a measure of predictable return with respect to particular units only if such units are held to the applicable target maturity date and only with respect to units purchased on the date of such calculations (the AGR and AVM applicable to units purchased on any other date may be materially different). Those assumptions can only be hypothetical given that owners of contracts have the option to purchase or redeem units on any business day through contract activity, and will receive dividend and capital gain distributions through the receipt of additional shares to their unit values. A number of factors in addition to contract owner activity can cause a Maturing Government Bond Sub-Account's AGR and AVM to change from day to day. These include the adviser's efforts to improve total return through market opportunities, transaction costs, interest rate changes and other events that affect the market value of the investments held in each Maturing Government Bond Portfolio in the Fund. Despite these factors, it is anticipated that if specific units of a Maturing Government Bond Sub-Account are held to the applicable target maturity date, then the AGR and AVM applicable to such units (i.e., calculated as of the date of purchase of such units) will vary from the actual return experienced by such units within a narrow range.

------------------------------------------------------------------------
GENERAL DESCRIPTIONS

A.  THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY

We are a mutual life insurance company organized in 1880 under the laws of Minnesota. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (612) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico, and Guam.


B.  VARIABLE ANNUITY ACCOUNT
A separate account called the Minnesota Mutual Variable Annuity Account was established on September 10, 1984, by our Board of Trustees in accordance with certain provisions of the Minnesota insurance law. The separate account is registered as a "unit investment trust" with the Securities and Exchange Commission under the Investment Company Act of 1940, but such registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Variable Annuity Account. The separate account meets the definition of a "separate account" under the federal securities laws.
  The Minnesota law under which the Variable Annuity Account was established provides that the assets of the Variable Annuity Account shall not be chargeable with liabilities arising out of any other business which we may conduct, but shall be held and applied exclusively to the benefit of the holders of those variable annuity contracts for which the separate account was established. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and of any other separate account which we may have established or may later establish. All obligations under the contracts are general corporate obligations of Minnesota Mutual.

  The Variable Annuity Account currently has twenty-one sub-accounts to which contract owners may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Fund. Additional sub-accounts may be added at our discretion.

  The University of Minnesota provides tax-deferred annuities and custodial funds in accordance with section 403(b) as amended by section 415, of the Code. The University of Minnesota has separated its plan into two sections: The Basic Plan, which is that portion of the plan that relates to the Faculty Retirement Plan; and the Optional Plan, which is that portion of the plan which relates to the purchase of optional annuities and mutual funds.
  When this contract is used in association with the University of Minnesota Basic Plan, purchase payments may be allocated only to the following sub-accounts: Money Market Account and Bond Account. When this contract is used in association with the Optional Plan, purchase payments may be allocated to any sub-account offered under the contract. In addition, contracts issued in association with the Basic Plan and Optional Plan do not allow amounts to be transferred between the two Plans.


C.  ADVANTUS SERIES FUND, INC.


The Variable Annuity Account currently invests in Advantus Series Fund, Inc. (the "Series Fund"), a mutual fund of the series type which is advised by Advantus Capital Management, Inc. Prior to May 1, 1997, the name of the Series Fund was "MIMLIC Series Fund, Inc." On January 14, 1997, the Fund's Board of Directors approved an amendment of the Series Fund's Articles of Incorporation for the purpose of changing the name of the Series Fund to "Advantus Series Fund, Inc." effective May 1, 1997. The purpose of the name change is to provide the Series Fund with a more distinctive name which may provide greater visibility and name recognition, which reflects the name of its adviser, and which may provide additional marketing opportunities for variable contracts investing in shares of the Series Fund. The change in the Series Fund's name will not result in any change in investment objectives, policies or practices for the Series Fund or any of its portfolios. The Series Fund is registered with the Securities and Exchange Commission as a diversified, open-end management investment company, but such registration does not signify that the Commission supervises the management, or the investment practices or policies, of the Series Fund. The Series Fund issues its shares, continually and without sales charge, only to us and our separate accounts, which currently include the Variable Annuity Account, Variable Fund D, the Variable Life Account, the Group Variable Annuity Account and the Variable Universal Life Account. The Series Fund may also be used as the underlying investment medium for separate accounts of the Northstar Life Insurance Company, a wholly-owned life insurance subsidiary of Minnesota Mutual which is domiciled in the State of New York. Shares are sold and redeemed at net asset value. In the case of a newly issued contract, purchases of shares of the Portfolios of the Series Fund in connection with the first purchase payment will be based on the values next determined after issuance of the contract by us. Redemptions of shares of the Portfolios of the Series Fund are made at the net asset value next determined after receive a request for transfer, partial withdrawal or surrender at our home office. In the case of outstanding contracts, purchases of shares of the Portfolio of the Series Fund for the Variable Annuity Account are made at the net asset value of such shares next determined after receipt by us of contract purchase payments.


  The Series Fund's investment adviser is Advantus Capital Management, Inc. ("Advantus Capital"). Advantus Capital is a wholly-owned subsidiary of MIMLIC Asset Management Company ("MIMLIC Management") which prior to May 1, 1997, served as investment adviser to the Series Fund. MIMLIC Management is a wholly-owned subsidiary of Minnesota Mutual. The same portfolio managers and other personnel who previously provided investment advisory services to the Series Fund through MIMLIC Management continue to provide the same services through Advantus Capital. It acts as an investment adviser to the Series Fund pursuant to an advisory agreement.


  Advantus Capital acts as investment adviser for the Fund and its Portfolios. Winslow Capital Management, Inc., a Minnesota corporation with principal offices at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402, has been retained under an investment sub-advisory agreement with Advantus Capital Management, Inc. to provide investment advice and, in general, conduct the management and investment program of the Capital Appreciation Portfolio. Similarly, Templeton Investment Counsel, Inc., a Florida corporation with principal offices in Fort Lauderdale, Florida has been retained under an investment sub-advisory agreement to provide investment advice to the International Stock Portfolio of the Fund. J.P. Morgan Investment Management Inc., a Delaware corporation with principal offices in New York, New York, has been retained under an investment sub-advisory agreement to provide investment advice for the Macro-Cap Value Portfolio of the Fund. Keystone Investment Management Company, a Delaware corporation with principal offices in Boston, Massachusetts, has been retained under an investment sub-advisory agreement to provide investment advice for the Micro-Cap Value Portfolio of the Fund. Wall Street Associates, a California corporation with principal offices in La Jolla, California, as been retained under an investment sub-advisory agreement to provide investment advice for the Micro-Cap Growth Portfolio of the Fund. Julius Baer Investment Management, Inc., a Delaware corporation with principal offices in New York, New York, has been retained under an investment sub-advisory agreement to provide investment advice for the International Bond Portfolio of the Fund.


  A prospectus for the Fund is attached to this Prospectus. A person should carefully read the Fund's prospectus before investing in the contracts.



D.  TEMPLETON VARIABLE PRODUCTS SERIES FUND


In addition to the investments in the Fund, the Variable Annuity Account invests in the Templeton Developing Markets Fund, a diversified portfolio of the Templeton Variable Products Series Fund, a mutual fund of the series type.


  The investment objectives and certain policies of the Templeton Developing Markets Fund available under the contract are as follows:


    The Templeton Developing Markets fund seeks long-term capital appreciation. It pursues this objective by investing primarily in equity securities of issuers in countries having developing markets. Countries considered to have developing markets are all countries that are considered to be developing or emerging countries by the International Bank for Reconstruction and Development (more commonly referred to as the World Bank) or the International Finance Corporation, as well as countries that are classified by the United Nations or otherwise regarded by their authorities as developing.


  Class 2 of the Templeton Developing Markets Fund pays .25% of the average daily net assets annually under a distribution plan adopted under Rule 12b-1 of the Investment Company Act of 1940. Amounts paid under the 12b-1 plan to Minnesota Mutual may be used for certain contract owner services or distribution activities.


  The investment adviser of Templeton Developing Markets Fund is Templeton Asset Management Ltd., a Singapore corporation. It is an indirect wholly owned subsidiary of Franklin Resources, Inc. ("Franklin"). Through its subsidiaries, Franklin is engaged in the financial services industry. The Templeton organization has been investing globally since 1940 and, with its affiliates, provides investment management and advisory services to a worldwide client base. The investment adviser and its affiliates have offices worldwide.



E.  ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.
  We may also establish additional sub-accounts in the Variable Annuity Account and we reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a new portfolio or mutual fund. Such sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant such action. Similar considerations will be used by us should there be a determination to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option will be made available to existing contract owners on such basis as may be determined by us.
  We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

  Shares of the Funds are also sold to other separate accounts, which are used to receive and invest premiums paid under variable life policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Fund simultaneously. Although neither Minnesota Mutual nor the Fund currently foresees any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Funds' Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and contract owners and to determine what action, if any, should be taken in response thereto. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws,
(2) changes in Federal income tax laws, (3) changes in the investment management of any of the Portfolios of the Fund, or (4) differences in voting instructions between those given by policy owners and those given by contract owners.


------------------------------------------------------------------------
CONTRACT CHARGES

A.  ADMINISTRATIVE CHARGE
We perform all administrative services relative to the contract. These services include the review of applications for compliance with our issue criteria, the preparation and issue of contracts, the receipt of purchase payments, forwarding amounts to the Fund for investment, the preparation and mailing of periodic reports and the performance of other services.
  As consideration for providing these services we currently make a deduction from the Variable Annuity Account at the annual rate of .15%. We reserve the right to increase this administrative charge to not more than .35%.
  The administrative charge is designed to cover the administrative expenses incurred by us under the contract. We do not expect to recover from the charge any amount in excess of our accumulated expenses associated with the administration of the contract.

B.  PREMIUM TAXES
Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. (Currently, such taxes range from 0.0% to 3.5%, depending on the applicable law.) Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted from purchase payments.

------------------------------------------------------------------------
VOTING RIGHTS

The Fund shares held in the Variable Annuity Account will be voted by us at the regular and special meetings of the Fund. Shares will be voted by us in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. In the event no instructions are received from a contract owner, we will vote such shares of the Fund in the same proportion as shares of the Fund for which instructions have been received from contract owners with voting interests in each sub-account of the Variable Annuity Account. In the event no instructions are received from a contract owner, with respect to shares of a Portfolio held by a sub-account, Minnesota Mutual will vote such shares of the Portfolio and shares not attributable to contracts in the same proportion as shares of the Portfolio held by such sub-account for which instructions have been received. The number of votes which are available to a contract owner will be calculated separately for each sub-account of the Variable Annuity Account. If, however, the Investment Company Act of 1940 or any regulation under that Act should change so that we may be allowed to vote shares in our own right, then we may elect to do so.
  During the accumulation period of each contract, the contract owner holds the voting interest in each contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the underlying Fund shares held by that sub-account.
  During the annuity period of each contract, the annuitant holds the voting interest in each contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the underlying Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.
  We shall notify each contract owner or annuitant of a Fund shareholders' meeting if the shares held for the contract owner's contract may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

------------------------------------------------------------------------
DESCRIPTION OF THE CONTRACT

A.  GENERAL PROVISIONS

1.  TYPE OF CONTRACT OFFERED

    FLEXIBLE PAYMENT DEFERRED VARIABLE ANNUITY CONTRACT
    This type of contract may be used in connection with all types of plans, or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date with the purchase payments for the contract to be paid prior to the annuity commencement date in a series of payments flexible in respect to the date and amount of payment.

2.  ISSUANCE OF CONTRACTS
The contract is issued to you, the contract owner named in the application. The owner of the contract may be the annuitant or someone else.

3.  MODIFICATION OF THE CONTRACTS
A contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification. This right of acceptance or rejection is limited for contracts used as individual retirement annuities.

4.  ASSIGNMENT
If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.
  If the contract is not issued in connection with a tax-qualified program, the interest of any person in the contract may be assigned during the lifetime of the annuitant. We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any proceeds which become payable to an assignee will be payable in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5.  LIMITATIONS ON PURCHASE PAYMENTS
You choose when to make purchase payments. There is no minimum amount which is to be allocated to any sub-account of the Variable Annuity Account.
  We may cancel a flexible payment contract, in our discretion, if no purchase payments are made for a period of two or more full contract years and both (a) the total purchase payments made, less any withdrawals, and (b) the accumulation value of the entire contract, are less than $2,000. If such a cancellation takes place, we will pay you the accumulation value of your contract and we will notify you, in advance, of our intent to exercise this right in our annual report which advises contract owners of the status of their contracts. We will act to cancel the contract ninety days after the contract anniversary unless an additional purchase payment is received before the end of that ninety day period. Contracts issued in some states, for example, New Jersey, do not permit such a cancellation and contracts issued there do not contain this provision.
  There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

6.  DEFERMENT OF PAYMENT
Whenever any payment under a contract is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the contract, except as payment may be subject for postponement for:

    (a) any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    (b) any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Fund or to fairly determine the value of the assets of the Fund; or

    (c) such other periods as the Commission may by order permit for the protection of the contract owners.

7.  PARTICIPATION IN DIVISIBLE SURPLUS
The contracts participate in our divisible surplus, according to the annual determination of our Board of Trustees as to the portion, if any, of our divisible surplus which has accrued on the contracts.
  No assurance can be given as to the amount of divisible surplus, if any, that will be distributable under these contracts in the future. Such amount may arise if mortality experience is more favorable than assumed. When any distribution of divisible surplus is made, it may take the form of additional payments to annuitants or the crediting of additional accumulation units.

B.  ANNUITY PAYMENTS AND OPTIONS

1.  ANNUITY PAYMENTS
Variable annuity payments are determined on the basis of (a) a mortality table at least as favorable as the mortality table specified in the contract, which reflects the age of the annuitant, (b) the type of annuity payment option selected, and (c) the investment performance of the Fund Portfolios selected by the contract owner. The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the maximum expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of such units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Funds, and thus the annuity payments will vary with the investment experience of the assets of the Portfolio of the Fund selected by the contract owner.


2.  ELECTING THE RETIREMENT DATE AND FORM OF ANNUITY
The contracts provide for four optional annuity forms, any one of which may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. Other annuity options may be available from us on request.

  While the contracts require that notice of election to begin annuity payments must be received by us at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for such variable annuity elections received at least three valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

  The contract permits an annuity payment to begin on the first day of any month after the 50th birthday of the annuitant. Contract payments must begin before the 75th birthday of the annuitant. If an election has not been made otherwise, and the plan does not specify to the contrary, annuity payments will begin on the later of: the first day of the month immediately following the 65th birthday of the annuitant, or the first day of the month immediately following the fifth contract anniversary. A variable annuity will be provided and the annuity option shall be Option 2A, a life annuity with a period of 120 months. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the accumulation value of the contract which would otherwise have been applied to provide annuity payments.
  Once annuity payments have commenced, you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.
  Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3.  OPTIONAL ANNUITY FORMS

OPTION 1--LIFE ANNUITY
This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum monthly payment since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the due date of the third annuity payment, etc.

OPTION 2--LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C)
This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity shall be paid in a single sum to the beneficiary.

OPTION 3--JOINT AND LAST SURVIVOR ANNUITY
This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4--PERIOD CERTAIN ANNUITY
This is an annuity payable monthly for a period certain of from 1 to 20 years, as elected. If the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the fixed period. In the event of the death of the annuitant, the beneficiary may, at any time during the payment period, elect that (1) the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum, or (2) such commuted amount shall be applied to effect a life annuity under Option 1 or Option 2.

4.  DETERMINATION OF AMOUNT OF FIRST MONTHLY ANNUITY PAYMENT
Under the contract described in this Prospectus, the first monthly annuity payment is determined by the available value of the contract when an annuity begins. In addition, a number of states do impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. Where applicable, these taxes currently range from 0.0% to 3.5% and are deducted from the contract value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.
  The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant. A formula for determining the adjusted age is contained in the contract. The contracts contain tables indicating the dollar amount of the first monthly payment under each optional annuity form for each $1,000 of value applied. The tables are determined from the Progressive Annuity Table with interest at the rate of 3.5% per annum, assuming births in the year 1900 and an age setback of eight years. Also, for contracts issued after 1993 or such later date as we may be able to issue this contract in a jurisdiction, the contracts contain a provision that applies a contract fee of $200 when a fixed annuity is elected. If, when annuity payments are elected, we are using tables of annuity rates for these contracts which result in larger annuity payments, we will use those tables instead.
  The 3.5% interest rate assumed in the annuity tables would produce level annuity payments if the net investment rate remained constant at 3.5% per year. Subsequent payments will be less than, equal to, or greater than the first payment depending upon whether the actual net investment rate is less than, equal to, or greater than 3.5%. A higher interest rate would mean a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption would have the opposite effect.
  The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any premium taxes not previously deducted) to the table using the adjusted age of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments. This determination is made separately for each sub-account of the separate account. The number of annuity units is determined for each sub-account and is based upon the available value in each sub-account as of the date annuity payments are to begin.
  The dollar amount determined for each sub-account will then be aggregated for purposes of making payment.
  Annuity payments are always made as of the first day of a month. The contracts require that notice of election to begin annuity payments must be received by us at least thirty days prior to the annuity commencement date. However, Minnesota Mutual currently waives this requirement, and at the same time reserves the right to enforce the thirty day notice at its option in the future.
  Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments, on the valuation date coincident with the first valuation date following the fourteenth day of the month preceding the date on which the annuity is to begin.
  If a request for a fixed annuity is received between the first valuation date following the fourteenth day of the month and the second to last valuation date of the month prior to commencement, the transfer will occur on the valuation date coincident with or next following the date on which the request is received. If a fixed annuity request is received after the third to the last valuation day of the month prior to commencement, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine fixed annuity payments will be the value as of the last valuation date of the month preceding the date the fixed annuity is to begin.

  If a variable annuity request is received after the third valuation date preceding the first valuation date following the fourteenth day of the month prior to the commencement date, it will be treated as a request received the following month, and the commencement date will be changed to the first of the month following the requested commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the variable annuity begin date.

5.  AMOUNT OF SECOND AND SUBSEQUENT MONTHLY ANNUITY PAYMENTS
The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6.  VALUE OF THE ANNUITY UNIT
The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of (a) .997137, and (b) the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.997137 is a factor to neutralize the assumed net investment rate, discussed in Section 4 above, of 3.5% per annum built into the annuity rate tables contained in the contract and which is not applicable because the actual net investment rate is credited instead). The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7.  TRANSFER OF ANNUITY RESERVES
Amounts held as annuity reserves may be transferred among the variable annuity sub-accounts during the annuity period. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.
  There are restrictions to such a transfer. The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account. In addition, annuity payments must have been in effect for a period of 12 months before a change may be made. Such transfers can be made only once every 12 months. The written request for an annuity transfer must be received by us more than thirty days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will make available to you annuity reserve sub-account amount information.
  A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.
  When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.
  Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.
  Contracts with this transfer feature may not be available in all states.

C.  DEATH BENEFITS
The contracts provide that in the event of the death of the owner before annuity payments begin, the amount payable at death will be the accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us at our home office. Death proceeds will be paid in a single sum to the beneficiary designated unless an annuity option is elected. Payment will be made within seven days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within five years of the owner's death.
  The contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of: (1) the amount of the accumulation value payable at death; or (2) the amount of the total purchase payments paid to us as consideration for this contract, less all contract withdrawals.
  If the owner dies on or before the date on which annuity payments begin and if the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. If the annuitant dies after annuity payments have begun, any payments received by a non-spouse beneficiary must be distributed at least as rapidly as under the method elected by the annuitant as of the date of death.
  If any portion of the contract interest is payable to the owner's designated beneficiary who is also the surviving spouse of the owner, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and
(2) the time of distribution in the event of that spouse's death. Payments must be made in substantially equal installments.
  If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs prior to the date for annuity payments to begin.

D.  PURCHASE PAYMENTS, VALUE OF THE CONTRACT AND TRANSFERS

1.  CREDITING ACCUMULATION UNITS
During the accumulation period--the period before annuity payments begin--each purchase payment is credited on the valuation date coincident with or next following the date such purchase payment is received by us at our home office. When the contracts are originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form submitted to us for compliance with our issue criteria and, if it is accepted, a contract will be issued.
  If the initial purchase payment is accompanied by an incomplete application, that purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days.
  Purchase payments will be credited to the contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.
  The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Fund.

  We will determine the value of accumulation units on each day on which each Fund is valued. The net asset value of the Fund's shares shall be computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central Time), but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of such Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no such Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and (iii) customary national business holidays on which the New York Stock Exchange is closed for trading (as of the date hereof, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). Accordingly, the value of accumulation units so determined will be applicable to all purchase payments received by us at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received after the close of business of the Exchange will be the value determined on the next valuation date.
  Upon your written request, values under the contract may be transferred among the sub-accounts of the Variable Annuity Account. We will make the transfer on the basis of accumulation unit values on the valuation date coincident with or next following the day we receive the request at our home office. There is no dollar amount limitation which is applied to transfers.

  Systematic transfer arrangements are limited to the use of a maximum of twenty sub-accounts.

  Also, you may effect transfers, or a change in the allocation of future premiums, by means of a telephone call. Transfers or requests made pursuant to such a call are subject to the same conditions and procedures as are outlined above for written transfer requests. We reserve the right to restrict the frequency of--or otherwise modify, condition, terminate or impose charges upon--telephone transfer privileges. For more information on telephone transfers, contact Minnesota Mutual.
  While for some contract owners we have used a form to pre-authorize telephone transactions, we now make this service automatically available to all contract owners. We will employ reasonable procedures to satisfy ourselves that instructions received from contract owners are genuine and, to the extent that we do not, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or a person authorized by you to personally identify themselves in those telephone conversations through contract numbers, social security numbers and such other information as we may deem to be reasonable. We record telephone transfer instruction conversations and we provide the contract owners with a written confirmation of the telephone transfer.
  For contracts where this is available, contract owners in any sub-account of the Variable Annuity Account may elect to have accumulation unit values of that sub-account systematically transferred to any of the other sub-accounts of the Variable Annuity Account on a monthly, quarterly, semi-annual or annual basis. Should the amount remaining in such a sub-account be less than the amount you previously indicated as a transfer amount, we will then transfer the balance remaining as well as allocating that amount pro rata in accordance with your prior instructions. The terms and conditions otherwise applicable to transfers generally, as described above, also apply to such systematic transfer plans.

2.  VALUE OF THE CONTRACT
The accumulation value of the contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the contract by the current value of an accumulation unit. There is no assurance that such value will equal or exceed the purchase payments made. The contract owner will be advised periodically of the number of accumulation units credited to the contract, the current value of an accumulation unit, and the total value of the contract.

3.  ACCUMULATION UNIT VALUE
The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the Variable Annuity Account for this class of contract. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor for the applicable sub-account (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

4.  NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD
The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the administrative charge at the current rate of .15% per annum.

  The gross investment rate is equal to: (1) the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus (2) the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by (3) the net asset value per share of that Portfolio share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.

E.  REDEMPTIONS

1.  PARTIAL WITHDRAWALS AND SURRENDER

The contract provides that prior to the date annuity payments begin partial withdrawals may be made by you from the contract for cash amounts of at least $250. You must make a written request for any withdrawal. In this event, the accumulation value will be reduced by the amount of the withdrawal. In the absence of instructions, withdrawals will be made from the sub-accounts on a pro rata basis. We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code. In the absence of instructions to the contrary, systematic withdrawals will be made from the sub-accounts on a pro rata basis if accumulation values are in no more than twenty sub-accounts. If more than twenty sub-accounts have accumulation values, we will need instructions as to those sub-accounts from which systematic withdrawals are to be made. For systematic withdrawals, the maximum number of sub-accounts which may be used is twenty.

  The contract provides that prior to the commencement of annuity payments, you may elect to surrender the contract for its accumulation value. You will receive in a single cash sum the accumulation value computed as of the valuation date coincident with or next following the date of surrender, or you may elect an annuity.
  Once annuity payments have commenced for an annuitant, the annuitant cannot surrender his/her annuity benefit and receive a single sum settlement in lieu thereof. For a discussion of commutation rights of annuitants and beneficiaries subsequent to the annuity commencement date, see "Optional Annuity Forms" on pages 17-18.

  Contract owners may also submit their signed written withdrawal or surrender requests to Minnesota Mutual by facsimile (FAX) transmission. Our FAX number is
(612) 665-7942. Transfer instructions or changes as to future allocations of premium payments may be communicated to us by the same means. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.


2.  RIGHT OF CANCELLATION
You should read the contract carefully as soon as it is received. You may cancel the purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098, of an intention to cancel. If the contract is cancelled and returned, we will refund to you the greater of (a) the accumulation value of the contract or (b) the amount of purchase payments paid under the contract. Payment of the requested refund will be made to you within seven days after we receive notice of cancellation.
  In some states, such as California, the free look period may be extended. In California, the free look period is extended to thirty days' time for contracts issued or delivered to owners that are 60 years of age or older at the time of delivery. These rights are subject to change and may vary among the states.
  The liability of the Variable Annuity Account under the foregoing is limited to the accumulation value of the contract at the time it is returned for cancellation. Any additional amounts necessary to make our refund to you equal to the purchase payments will be made by us.

------------------------------------------------------------------------
FEDERAL TAX STATUS

INTRODUCTION
The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service.
  We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and it does not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL
Section 72 of the Code governs taxation of non-qualified annuities in general and some aspects of tax qualified programs. No taxes are imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.
  For payments made in the event of a full surrender of an annuity, the taxable portion is generally the amount in excess of the cost basis of (i.e., purchase payments) the contract. Amounts withdrawn from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. Such taxable portion is taxed at ordinary income tax rates.
  In the case of a withdrawal under an annuity that is part of a qualified program, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.
  For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. Such taxable part is taxed at ordinary income rates.

  If a taxable distribution is made under the variable annuity contracts, a penalty tax of 10% of the amount of the taxable distribution may apply. This additional tax does not apply where the taxpayer is 59 1/2 or older, where payment is made on account of the taxpayer's disability, or where payment is made by reason of the death of the owner, and in certain other circumstances.

  The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments, for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.
  For some types of qualified plans, other tax penalties may apply to certain distributions.
  A transfer of ownership of a contract, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. A contract owner who is contemplating any such transfer, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.
  For purposes of determining a contract owner's gross income, the Code provides that all non-qualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial contracts or otherwise. For further information on these rules, see your tax adviser.

DIVERSIFICATION REQUIREMENTS
Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for Federal tax purposes. The Variable Annuity Account, through the Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Fund's assets may be invested. Although the investment adviser is an affiliate of Minnesota Mutual, Minnesota Mutual does not have control over the Fund or its investments.

Nonetheless, Minnesota Mutual believes that each Portfolio of the Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.
  In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.
  The ownership rights under the contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a contract has the choice of several sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. These differences could result in a contract owner being treated as the owner of the assets of the Variable Annuity Account. In addition, Minnesota Mutual does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. Minnesota Mutual therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for Federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract issued after January 18, 1985 to provide that (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death. These requirements shall be considered satisfied if any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as a beneficiary and to whom ownership of the contract passes by reason of death. It must be a natural person. However, if the owner's "designated beneficiary" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.
  Non-qualified contracts issued after January 18, 1985, contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Minnesota Mutual intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.
  Other rules may apply to qualified contracts.

TAXATION OF DEATH BENEFIT PROCEEDS
Amounts may be distributed from a contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

POSSIBLE CHANGES IN TAXATION
In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this Prospectus Congress is not actively considering any legislation regarding the taxation of annuities there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

TAX QUALIFIED PROGRAMS
The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances.
  We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. Owners and participants under retirement plans as well as annuitants and beneficiaries are cautioned that the rights of any person to any benefits under annuities purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into the annuity or our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. Purchasers of annuities for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS
Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.
  Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES
Code Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of retirement plans may be placed into an Individual Retirement Annuity on a tax deferred basis. Employers may establish Simplified Employee Pension (SEP) Plans for making IRA contributions on behalf of their employees.


SIMPLE RETIREMENT ACCOUNTS


Beginning January 1, 1997, certain small employers may establish Simple Retirement Accounts as provided by Section 408(p) of the Code, under which employees may elect to defer up to $6,000 (as increased for cost of living adjustments) as a percentage of compensation. The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple Retirement Account are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan. The failure of the Simple Retirement Account to meet Code requirements may result in adverse tax consequences.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS
Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account with respect to non-governmental Section 457 Plans. All investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.


WITHHOLDING
In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.
  Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are: (1) one of a series of substantially equal annual (or more frequent) payments made (a) over the life or life expectancy of the employee,
(b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more; (2) a required minimum distribution; or (3) the non-taxable portion of a distribution.
  Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within sixty days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER
It should be understood that the foregoing description of the federal income tax consequences under these contracts is not exhaustive and that special rules are provided with respect to situations not discussed herein. It should also be understood that should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information a qualified tax adviser should be consulted.

STATEMENT OF ADDITIONAL INFORMATION
A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Mutual at your request. The Table of Contents for that Statement of Additional Information is as follows:

     Trustees and Principal Management Officers of Minnesota Mutual Distribution of Contract
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

APPENDIX A--ILLUSTRATION OF VARIABLE ANNUITY VALUES


The illustration included in this appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return, after tax, of: 0%, 4.44% and 12.00%.


  For illustration purposes, an average annual expense equal to .94% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The expense charge of .94% includes: .15% for contract administration and an average of .79% for investment management and other fund expenses. These expenses are listed for each portfolio in the table following.

  The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.
  The illustration assumes 100% of the assets are invested in Sub-Account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 3.50%. After the first variable annuity payment, future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.
  The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based upon the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).


             ACTUAL 1996 VARIABLE ANNUITY SEPARATE ACCOUNT CHARGES
                               AND FUND EXPENSES



                                                              FUND
SEPARATE ACCOUNT                          ADMINISTRATIVE   MANAGEMENT   OTHER FUND
SUB-ACCOUNT NAME                              CHARGE          FEE        EXPENSES    TOTAL
----------------------------------------  --------------   ----------   ----------   -----
Growth..................................       .15%           .50%         .09%       .74%
Bond....................................       .15%           .50%         .06%       .71%
Money Market............................       .15%           .50%         .10%       .75%
Asset Allocation........................       .15%           .50%         .04%       .69%
Mortgage Securities.....................       .15%           .50%         .08%       .73%
Index 500...............................       .15%           .40%         .05%       .60%
Capital Appreciation....................       .15%           .75%         .10%      1.00%
International Stock.....................       .15%           .74%         .32%      1.19%
Small Company...........................       .15%           .75%         .09%       .99%
Value Stock.............................       .15%           .75%         .14%      1.04%
Maturing Government Bond 1998...........       .15%           .05%         .15%       .35%
Maturing Government Bond 2002...........       .15%           .05%         .15%       .35%
Maturing Government Bond 2006...........       .15%           .25%         .15%       .55%
Maturing Government Bond 2010...........       .15%           .25%         .15%       .55%
Small Company Value.....................       .15%           .75%         .15%      1.05%
International Bond......................       .15%           .60%        1.00%      1.75%
Index 400 Mid-Cap.......................       .15%           .40%         .15%       .70%
Micro-Cap Value.........................       .15%          1.25%         .15%      1.55%
Macro-Cap Value.........................       .15%           .70%         .15%      1.00%
Micro-Cap Growth........................       .15%          1.10%         .15%      1.40%
Templeton Developing Markets Class 2....       .15%          1.25%         .78%*     2.18%
                                                --
                                                              ---          ---       -----
        Average.........................       .15%           .60%         .20%       .94%



* For the purpose of this illustration, the term "Other Fund Expenses" includes a distribution fee in this fund of .25%.

                      VARIABLE ANNUITY PAYOUT ILLUSTRATION

PREPARED FOR: Prospect

PREPARED BY: Minnesota Mutual


SEX: Male   DATE OF BIRTH: 05/01/32


STATE: MN


LIFE EXPECTANCY: 20.2 (IRS)  17.3 (MML)


ANNUITIZATION OPTION:10 Year Certain with Life Contingency


QUOTATION DATE: 05/01/97



COMMENCEMENT DATE: 06/01/97


SINGLE PAYMENT RECEIVED: $100,000.00

FUNDS: Non-Qualified

INITIAL MONTHLY INCOME: $624

  The monthly variable annuity income amount shown below assumes a constant annual investment return. The initial interest rate of 3.50% is the assumed rate used to calculate the first monthly payment. Thereafter, monthly payments will increase or decrease based upon the relationship between the initial interest rate and the performance of the Sub-Account(s) selected. The investment returns shown are hypothetical and not a representation of future results.


                                                                            ANNUAL RATE OF RETURN
                                                         -----------------------------------------------------------
                                                                       0% GROSS        4.44% GROSS     12.00% GROSS
DATE                                                        AGE       (-.94% NET)      (3.50% NET)     (11.06% NET)
-------------------------------------------------------  ---------  ---------------  ---------------  --------------
June 1, 1997...........................................         65     $     678        $     678       $      678
June 1, 1998...........................................         66           649              678              728
June 1, 1999...........................................         67           621              678              781
June 1, 2000...........................................         68           595              678              838
June 1, 2001...........................................         69           569              678              899
June 1, 2006...........................................         74           457              678            1,279
June 1, 2011...........................................         79           367              678            1,820
June 1, 2016...........................................         84           295              678            2,589
June 1, 2021...........................................         89           237              678            3,683
June 1, 2026...........................................         94           190              678            5,240
June 1, 2031...........................................         99           153              678            7,454
June 1, 2032...........................................        100           146              678            7,999



  IF 100% OF YOUR PURCHASE WAS APPLIED TO PROVIDE A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, THE FIXED ANNUITY INCOME AMOUNT WOULD BE $777.


  Net rates of return reflect expenses totaling .94%, which consist of the .15% Variable Account administrative charge and .79% for the Fund management fee and other Fund expenses (this is an average with the actual varying from .20% to 2.03%).

  Minnesota Mutual MultiOption variable annuities are available through registered representatives of MIMLIC Sales Corporation.

                This is an illustration only and not a contract.

                                    PART B

        INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

                   Minnesota Mutual Variable Annuity Account

         Cross Reference Sheet to Statement of Additional Information


Form N-4

Item Number     Caption in Statement of Additional Information

   15.          Cover Page

   16.          Cover Page

   17.          Trustees and Principal Management Officers of Minnesota Mutual

   18.          Not Applicable

   19.          Not Applicable

   20.          Distribution of Contracts

   21.          Performance Data

   22.          Not Applicable

   23.          Financial Statements

                    Minnesota Mutual Variable Annuity Account
               ("Variable Annuity Account"), a Separate Account of


                   The Minnesota Mutual Life Insurance Company
                              ("Minnesota Mutual")
                             400 Robert Street North
                         St. Paul, Minnesota  55101-2098
                           Telephone:   (612) 665-3500


                       Statement of Additional Information


The date of this document and the Prospectus is:  May 1, 1997



This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling The Minnesota Mutual Life Insurance Company at (612) 665-3500, or writing to Minnesota Mutual at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


     Trustees and Principal Management Officers of Minnesota Mutual Distribution of Contract
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

        TRUSTEES AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA MUTUAL

   Trustees                              Principal Occupation


Giulio Agostini              Senior Vice President, Finance and Administrative
                             Services,  Minnesota Mining and Manufacturing
                             Company, Maplewood, Minnesota


Anthony L. Andersen          Chair-Board of Directors, H. B. Fuller Company,
                             St. Paul, Minnesota, since June 1995, prior thereto for more than five years President and Chief
                             Executive Officer, H. B. Fuller Company (Adhesive
                             Products)


John F. Grundhofer           Chairman of the Board, President and Chief
                             Executive Officer, First Bank System, Inc.,
                             Minneapolis, Minnesota (Banking)


Harold V. Haverty            Retired since May 1995, prior thereto, for more
                             than five years Chairman of the Board, President and Chief Executive Officer, Deluxe Corporation,
                             Shoreview, Minnesota (Check Printing)





David S. Kidwell, Ph.D.      Dean and Professor of Finance, The Curtis L.
                             Carlson School of Management, University of
                             Minnesota


Reatha C. King, Ph.D.        President and Executive Director, General Mills
                             Foundation, Minneapolis, Minnesota

Thomas E. Rohricht           Member, Doherty, Rumble & Butler Professional
                             Association, St. Paul, Minnesota (Attorneys)


Terry Tinson Saario, Ph.D.   Prior to March 1996, and for more than five years,
                             President, Northwest Area Foundation, St. Paul,
                             Minnesota (Private Regional Foundation)


Robert L. Senkler            Chairman of the Board, President and Chief
                             Executive Officer, The Minnesota Mutual Life
                             Insurance Company, since August 1995; prior thereto for more than five years Vice President and Actuary, The Minnesota Mutual Life Insurance
                             Company


Michael E. Shannon           Chairman, Chief Financial and Administrative
                             Officer, Ecolab, Inc., St. Paul, Minnesota, since
                             August 1992, prior thereto President, Residential
                             Services Group, Ecolab, Inc., St. Paul, Minnesota from October 1990 to July 1992 (Develops and
                             Markets Cleaning and Sanitizing Products)


Frederick T. Weyerhaeuser    Chairman, Clearwater Investment Trust, since
                             May 1996, prior thereto for more than five years, Chairman, Clearwater Management Company, St. Paul,
                             Minnesota (Financial Management)

Principal Officers (other than Trustees)

        Name                              Position

        John F. Bruder              Senior Vice President

        Keith M. Campbell           Vice President

        Paul H. Gooding             Vice President and Treasurer

        Robert E. Hunstad           Executive Vice President

        James E. Johnson            Senior Vice President and Actuary

        Richard D. Lee              Vice President

        Joel W. Mahle               Vice President

        Dennis E. Prohofsky         Senior Vice President, General Counsel and
                                    Secretary

        Gregory S. Strong           Vice President and Actuary

        Terrence S. Sullivan        Senior Vice President

        Randy F. Wallake            Senior Vice President


All Trustees who are not also officers of Minnesota Mutual have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Mutual have been employed by Minnesota Mutual for at least five years.


                            DISTRIBUTION OF CONTRACT


The contract will be sold in a continuous offering. MIMLIC Sales Corporation ("MIMLIC Sales") acts as principal underwriter of the contracts. MIMLIC Sales is a wholly-owned subsidiary of MIMLIC Corporation, which in turn is a wholly-owned subsidiary of Minnesota Mutual Life. MIMLIC Corporation is also the sole owner of the shares of Advantus Capital Management Inc., a registered investment adviser and the investment adviser to the Advantus Series Fund, Inc. MIMLIC Sales is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Mutual to the underwriter for 1996, 1995 and 1994, respectively, were $13,034,146, $7,208,781 and $7,363,105 respectively, and for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. Agents of Minnesota Mutual who are also registered representatives of MIMLIC Sales are compensated directly by Minnesota Mutual.

                                 PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT


Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1996 were 4.60% and 4.71%, respectively.


TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period.

Prior to May 3, 1993, several of the Sub-Accounts were known by different names. The Growth Sub-Account was the Stock Sub-Account, the Asset Allocation Sub-Account was the Managed Sub-Account, the Index 500 Sub-Account was the Index Sub-Account and the Capital Appreciation Sub-Account was the Aggressive Growth Sub-Account.


The cumulative total return figures published by the Variable Annuity Account relating to the contracts described in the Prospectus will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses described below. The cumulative total returns for the Sub-Accounts for the specified periods ended December 31, 1996 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Mutual not absorbed Fund expenses as described above.



                                     From Inception     Date of
                                      to 12/31/96      Inception
                                     ---------------   ---------

Growth Sub-Account                  135.38% (133.72%)    6/3/87


                                       -3-


Bond Sub-Account                    117.78% (116.70%)    6/3/87

Money Market Sub-Account             62.02%  (59.89%)    6/3/87

Asset Allocation Sub-Account        152.83% (152.42%)    6/3/87

Mortgage Securities Sub-Account     119.79% (119.38%)    6/3/87

Index 500 Sub-Account               181.30% (180.55%)    6/3/87

Capital Appreciation Sub-Account    184.20% (181.49%)    6/3/87

International Stock Sub-Account      78.81%  (78.77%)    5/1/92

Small Company Sub-Account            70.51%  (70.39%)    5/3/93

Maturing Government Bond
   1998 Sub-Account                  20.37%  (20.03%)    5/2/94

Maturing Government Bond
   2002 Sub-Account                  27.03%  (26.29%)    5/2/94

Maturing Government Bond
   2006 Sub-Account                  32.73%  (31.54%)    5/2/94

Maturing Government Bond
   2010 Sub-Account                  35.44%  (33.00%)    5/2/94

Value Stock Sub-Account              81.34%  (81.08%)    5/2/94



Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the accumulation value of that same investment at the end of the period. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses. For the period subsequent to March 9, 1987, Minnesota Mutual is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Portfolios of the Fund and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolio exclusive of the advisory fee. And, for the period subsequent to May 2, 1994, Minnesota Mutual has voluntarily absorbed fees and expenses that exceed .90% of the average daily net assets of the Value Stock Portfolio and fees and expenses that exceed

 .40% of the average daily net assets of the Maturing Government Bond Portfolios. It should be noted that for the Maturing Government Bond Portfolios maturing in 1998 and 2002, Minnesota Mutual will voluntarily absorb fees and expenses that exceed .20% of average daily net assets of those Portfolios until April 30, 1998. Minnesota Mutual has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value Portfolio, 1.40% of the average daily net assets of the Mid-Cap Value Portfolio, 1.25% of the average daily net assets of the Micro-Cap Growth Portfolio, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the International Bond Portfolio exclusive of the advisory fee. There is no specified or minimum period of time during which Minnesota Mutual has agreed to continue its voluntary absorption of these expenses, and Minnesota Mutual may in its discretion cease its absorption of expenses at any time. Should Minnesota Mutual cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.


The average annual rates of return for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1996 are shown in the table below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Mutual not absorbed Fund expenses as described above.

                           Year Ended           Five Years         From Inception    Date of
                            12/31/96          Ended 12/31/96        to 12/31/96     Inception
                         ----------------     ---------------    -----------------  ---------
Growth Sub-Account        16.97%  (16.97%)     9.83%   (9.83%)    9.35%    (9.26%)    6/3/87

Bond Sub-Account           2.81%   (2.81%)     6.56%   (6.41%)    8.46%    (8.40%)    6/3/87

Money Market Sub-Account   4.80%   (4.80%)     3.84%   (3.62%)    5.17%    (5.02%)    6/3/87

Asset Allocation
  Sub-Account             12.33%  (12.33%)     9.47%   (9.47%)   10.17%   (10.14%)    6/3/87

 Mortgage Securities
  Sub-Account              5.10%   (5.10%)     6.72%   (6.70%)    8.57%    (8.54%)    6/3/87

 Index 500 Sub-Account    21.46%  (21.46%)    14.52%  (14.50%)   11.40%   (11.36%)    6/3/87

Capital Appreciation
  Sub-Account             17.44%  (17.44%)    11.20%  (15.41%)   11.52%   (11.40%)    6/3/87

International Stock       19.61%  (19.61%)       --       --     13.25%   (13.23%)    5/1/92
  Sub-Account

Small Company
  Sub-Account              6.29%   (6.29%)       --       --     15.67%   (20.03%)    5/3/93

Maturing Government Bond
   1998 Sub-Account        3.97%   (3.45%)       --       --      7.20%    (7.07%)    5/2/94

Maturing Government Bond
   2002 Sub-Account        1.57%    (.76%)       --       --      9.38%    (9.13%)    5/2/94

Maturing Government Bond
   2006 Sub-Account       -1.36%  (-2.36%)       --       --     11.20%   (10.81%)    5/2/94


                                       -6-

Maturing Government Bond
   2010 Sub-Account       -3.56%   (-5.34%)      --       --     12.04%   (11.27%)    5/2/94

Value Stock Sub-Account   30.75%   (30.70%)      --       --     24.99%   (24.89%)    5/2/94

PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

    (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

    (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

    (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

    (4) Under normal conditions, maintaining a nominal cash balance;

    (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

    (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the Company to calculate an anticipated value at maturity
(AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                              AVM = P(1 + AGR/2)2T

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, the

Company may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE.  The Company calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

The Company expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased on any other date, however, may be materially different.

                                   AUDITORS

The financial statements of Minnesota Mutual and the Variable Annuity Account included herein have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG Peat Marwick LLP and upon the authority of said firm as experts in accounting and auditing.

                            REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contracts offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Mutual, and the contracts. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                         INDEPENDENT AUDITORS' REPORT



The Board of Trustees of The Minnesota Mutual Life Insurance Company and Contract Owners of Minnesota Mutual Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Segregated Sub-Accounts of Minnesota Mutual Variable Annuity Account (the Account) (contracts offered to certain defined groups and individuals) as of December 31, 1996 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for the periods in footnote (6). These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1996 were verified by examination of the underlying portfolios of MIMLIC Series Fund, Inc. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Segregated Sub-Accounts of Minnesota Mutual Variable Annuity Account at December 31, 1996 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



                                       KPMG Peat Marwick LLP


Minneapolis, Minnesota
February 14, 1997

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                         STATEMENTS OF ASSETS AND LIABILITIES
                                  DECEMBER 31, 1996


                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                    ------------------------------------------------------
                                                                                                    MONEY         ASSET
                        ASSETS                                         GROWTH          BOND        MARKET      ALLOCATION
                                                                    ------------  ------------  ------------  ------------
Investments in shares of MIMLIC Series Fund, Inc.:
  Growth Portfolio, 1,479,090 shares at net asset
      value of $2.343 per share (cost $2,895,086)  . . . . . .     $  3,465,921         -             -             -
  Bond Portfolio, 2,581,134 shares at net asset
      value of $1.283 per share (cost $3,121,605)  . . . . . .            -         3,312,325         -             -
  Money Market Portfolio, 1,215,828 shares at net
      asset value of $1.000 per share (cost $1,215,828)  . . .            -             -         1,215,828         -
  Asset Allocation Portfolio, 2,964,596 shares at net
      asset value of $1.865 per share (cost $4,717,264)  . . .            -             -             -         5,528,692
  Mortgage Securities Portfolio, 833,620 shares at net
      asset value of $1.187 per share (cost $960,593)  . . . .            -             -             -             -
  Index 500 Portfolio, 2,783,694 shares at net asset
      value of $2.409 per share (cost $4,872,256)  . . . . . .            -             -             -             -
  Capital Appreciation Portfolio, 1,936,302 shares at net
      asset value of $2.471 per share (cost $3,457,034)  . . .            -             -             -             -
                                                                    ------------  ------------  ------------  ------------

                                                                      3,465,921     3,312,325     1,215,828     5,528,692

Receivable from MIMLIC Series Fund, Inc. for
   investments sold. . . . . . . . . . . . . . . . . . . . . .            4,921        37,292             7            34
Receivable from Minnesota Mutual for
   contract purchase payments  . . . . . . . . . . . . . . . .            2,746         1,765         1,102         4,936
Dividends receivable from MIMLIC Series Fund, Inc. . . . . . .            -             -                 4         -
                                                                    ------------  ------------  ------------  ------------

     Total assets  . . . . . . . . . . . . . . . . . . . . . .        3,473,588     3,351,382     1,216,941     5,533,662
                                                                    ------------  ------------  ------------  ------------

                              LIABILITIES

Payable to MIMLIC Series Fund, Inc. for
   investments purchased . . . . . . . . . . . . . . . . . . .            2,746         1,765         1,102         4,936
Payable to Minnesota Mutual for contract
   terminations and administrative charges . . . . . . . . . .            4,921        37,292             7            34
                                                                    ------------  ------------  ------------  ------------
     Total liabilities . . . . . . . . . . . . . . . . . . . .            7,667        39,057         1,109         4,970
                                                                    ------------  ------------  ------------  ------------

     Net assets applicable to annuity contract owners  . . . .     $  3,465,921     3,312,325     1,215,832     5,528,692
                                                                    ------------  ------------  ------------  ------------
                                                                    ------------  ------------  ------------  ------------

                        CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units
   outstanding of 1,448,982 for Growth; 1,506,859 for Bond;
   750,434 for Money Market; 2,029,532 for Asset
   Allocation; 450,065 for Mortgage Securities; 2,364,949
   for Index 500 and 1,668,256 for Capital Appreciation. . . .     $  3,409,342     3,282,546     1,215,832     5,131,753
Contracts in annuity payment period (note 2) . . . . . . . . .           56,579        29,779         -           396,939
                                                                    ------------  ------------  ------------  ------------

     Total contract owners' equity . . . . . . . . . . . . . .     $  3,465,921     3,312,325     1,215,832     5,528,692
                                                                    ------------  ------------  ------------  ------------
                                                                    ------------  ------------  ------------  ------------

NET ASSET VALUE PER ACCUMULATION UNIT  . . . . . . . . . . . .     $      2.354         2.178         1.620         2.529
                                                                    ------------  ------------  ------------  ------------
                                                                    ------------  ------------  ------------  ------------

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------
                                                                      MORTGAGE       INDEX        CAPITAL
                        ASSETS                                       SECURITIES       500       APPRECIATION
                                                                    ------------  ------------  ------------
Investments in shares of MIMLIC Series Fund, Inc.:
  Growth Portfolio, 1,479,090 shares at net asset
      value of $2.343 per share (cost $2,895,086)  . . . . . .            -             -             -
  Bond Portfolio, 2,581,134 shares at net asset
      value of $1.283 per share (cost $3,121,605)  . . . . . .            -             -             -
  Money Market Portfolio, 1,215,828 shares at net
      asset value of $1.000 per share (cost $1,215,828)  . . .            -             -             -
  Asset Allocation Portfolio, 2,964,596 shares at net
      asset value of $1.865 per share (cost $4,717,264)  . . .            -             -             -
  Mortgage Securities Portfolio, 833,620 shares at net
      asset value of $1.187 per share (cost $960,593)  . . . .          989,176         -             -
  Index 500 Portfolio, 2,783,694 shares at net asset
      value of $2.409 per share (cost $4,872,256)  . . . . . .            -         6,705,113         -
  Capital Appreciation Portfolio, 1,936,302 shares at net
      asset value of $2.471 per share (cost $3,457,034)  . . .            -             -         4,784,781
                                                                    ------------  ------------  ------------
                                                                        989,176     6,705,113     4,784,781
                                                                    ------------  ------------  ------------

Receivable from MIMLIC Series Fund, Inc. for
   investments sold. . . . . . . . . . . . . . . . . . . . . .                6         5,040         5,424
Receivable from Minnesota Mutual for
   contract purchase payments  . . . . . . . . . . . . . . . .              718         7,246         4,018
Dividends receivable from MIMLIC Series Fund, Inc. . . . . . .            -             -             -
                                                                    ------------  ------------  ------------

     Total assets  . . . . . . . . . . . . . . . . . . . . . .          989,900     6,717,399     4,794,223

                              LIABILITIES

Payable to MIMLIC Series Fund, Inc. for
   investments purchased . . . . . . . . . . . . . . . . . . .              718         7,246         4,018
Payable to Minnesota Mutual for contract
   terminations and administrative charges . . . . . . . . . .                6         5,040         5,424
                                                                    ------------  ------------  ------------
     Total liabilities . . . . . . . . . . . . . . . . . . . .              724        12,286         9,442
                                                                    ------------  ------------  ------------
     Net assets applicable to annuity contract owners  . . . .          989,176     6,705,113     4,784,781
                                                                    ------------  ------------  ------------
                                                                    ------------  ------------  ------------

                        CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units
   outstanding of 1,448,982 for Growth; 1,506,859 for Bond;
   750,434 for Money Market; 2,029,532 for Asset
   Allocation; 450,065 for Mortgage Securities; 2,364,949
   for Index 500 and 1,668,256 for Capital Appreciation. . . .          989,176     6,652,504     4,741,161
Contracts in annuity payment period (note 2) . . . . . . . . .            -            52,609        43,620
                                                                    ------------  ------------  ------------
     Total contract owners' equity . . . . . . . . . . . . . .          989,176     6,705,113     4,784,781
                                                                    ------------  ------------  ------------
                                                                    ------------  ------------  ------------
NET ASSET VALUE PER ACCUMULATION UNIT  . . . . . . . . . . . .            2.198         2.813         2.842
                                                                    ------------  ------------  ------------
                                                                    ------------  ------------  ------------



See accompanying notes to financial statements.

                  MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT. .
                    STATEMENTS OF ASSETS AND LIABILITIES
                             DECEMBER 31, 1996

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                    ------------------------------------------------------
                                                                                                  MATURING     MATURING
                                                                    INTERNATIONAL     SMALL      GOVERNMENT   GOVERNMENT
                         ASSETS                                         STOCK        COMPANY      BOND 1998    BOND 2002
                                                                    ------------  ------------  ------------  ------------
Investments in shares of MIMLIC Series Fund, Inc.: . . . . . .
  International Stock Portfolio, 2,832,687 shares at net
      asset value of $1.597 per share (cost $3,733,472)  . . .     $  4,524,437         -             -             -
  Small Company Portfolio,  1,397,360 shares at net asset
      value of $1.535 per share (cost $1,934,795)  . . . . . .            -         2,144,726         -             -
  Maturing Government Bond 1998 Portfolio, 1,460,448 shares
      at net asset value of $1.080 per share
      (cost $1,463,749)  . . . . . . . . . . . . . . . . . . .            -             -         1,577,110         -
  Maturing Government Bond 2002 Portfolio, 319,022 shares at
      net asset value of $1.049 per share (cost $339,016)  . .            -             -             -           334,623
  Maturing Government Bond 2006 Portfolio, 137,702 shares at
      net value of $1.094 per share (cost $139,453)  . . . . .            -             -             -             -
  Maturing Government Bond 2010 Portfolio, 157,625 shares at
      net asset value of $1.172 per share (cost $168,210)  . .            -             -             -             -
  Value Stock Portfolio, 945,201 shares at net asset value
      of $1.591 per share (cost $1,307,486)  . . . . . . . . .            -             -             -             -
                                                                    ------------  ------------  ------------  ------------
                                                                       4,524,437    2,144,726     1,577,110       334,623

Receivable from MIMLIC Series Fund, Inc. for
   investments sold. . . . . . . . . . . . . . . . . . . . . .               27            13            10             2
Receivable from Minnesota Mutual for contract
   purchase payments . . . . . . . . . . . . . . . . . . . . .            3,065         2,979         -             -
                                                                    ------------  ------------  ------------  ------------
     Total assets  . . . . . . . . . . . . . . . . . . . . . .        4,527,529     2,147,718     1,577,120       334,625
                                                                    ------------  ------------  ------------  ------------

                          LIABILITIES

Payable to MIMLIC Series Fund, Inc. for
   investments purchased . . . . . . . . . . . . . . . . . . .            3,065         2,979         -             -
Payable to Minnesota Mutual for contract
   terminations and administrative charges . . . . . . . . . .               27            13            10             2
                                                                    ------------  ------------  ------------  ------------
     Total liabilities . . . . . . . . . . . . . . . . . . . .            3,092         2,992            10             2
                                                                    ------------  ------------  ------------  ------------
     Net assets applicable to annuity contract owners. . . . .     $  4,524,437     2,144,726     1,577,110       334,623
                                                                    ------------  ------------  ------------  ------------
                                                                    ------------  ------------  ------------  ------------

                    CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units
   outstanding of 2,418,015 for International Stock;
   1,237,091 for Small Company; 1,324,838 for Maturing
   Government Bond 1998; 269,553 for Maturing Government
   Bond 2002; 117,035 for Maturing  Government Bond 2006;
   141,772 for Maturing Government Bond 2010 and 798,596
   for Value Stock . . . . . . . . . . . . . . . . . . . . . .     $  4,323,544     2,109,015     1,577,110       334,623
Contracts in annuity payment period (note 2) . . . . . . . . .          200,893        35,711         -             -
                                                                    ------------  ------------  ------------  ------------
     Total contract owners' equity . . . . . . . . . . . . . .     $  4,524,437     2,144,726     1,577,110       334,623
                                                                    ------------  ------------  ------------  ------------
                                                                    ------------  ------------  ------------  ------------
NET ASSET VALUE PER ACCUMULATION UNIT  . . . . . . . . . . . .     $      1.788         1.705         1.190         1.241
                                                                    ------------  ------------  ------------  ------------
                                                                    ------------  ------------  ------------  ------------

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------
                                                                      MATURING      MATURING
                                                                     GOVERNMENT    GOVERNMENT      VALUE
                         ASSETS                                       BOND 2006     BOND 2010      STOCK
                                                                    ------------  ------------  ------------

Investments in shares of MIMLIC Series Fund, Inc.:
  International Stock Portfolio, 2,832,687 shares at net
      asset value of $1.597 per share (cost $3,733,472)  . . .            -             -             -
  Small Company Portfolio,  1,397,360 shares at net asset
      value of $1.535 per share (cost $1,934,795)  . . . . . .            -             -             -
  Maturing Government Bond 1998 Portfolio, 1,460,448 shares
      at net asset value of $1.080 per share
      (cost $1,463,749)  . . . . . . . . . . . . . . . . . . .            -             -             -
  Maturing Government Bond 2002 Portfolio, 319,022 shares at
      net asset value of $1.049 per share (cost $339,016)  . .            -             -             -
  Maturing Government Bond 2006 Portfolio, 137,702 shares at
      net value of $1.094 per share (cost $139,453)  . . . . .          150,654         -             -
  Maturing Government Bond 2010 Portfolio, 157,625 shares at
      net asset value of $1.172 per share (cost $168,210)  . .            -           184,658         -
  Value Stock Portfolio, 945,201 shares at net asset value
      of $1.591 per share (cost $1,307,486)  . . . . . . . . .            -             -         1,503,453
                                                                    ------------  ------------  ------------
                                                                        150,654       184,658     1,503,453

Receivable from MIMLIC Series Fund, Inc. for
   investments sold. . . . . . . . . . . . . . . . . . . . . .                1             1             9
Receivable from Minnesota Mutual for contract
   purchase payments . . . . . . . . . . . . . . . . . . . . .            -             -             1,015
                                                                    ------------  ------------  ------------
     Total assets  . . . . . . . . . . . . . . . . . . . . . .          150,655       184,659     1,504,477
                                                                    ------------  ------------  ------------

                          LIABILITIES

Payable to MIMLIC Series Fund, Inc. for
   investments purchased . . . . . . . . . . . . . . . . . . .            -             -             1,015
Payable to Minnesota Mutual for contract
   terminations and administrative charges . . . . . . . . . .                1             1             9
                                                                    ------------  ------------  ------------
     Total liabilities . . . . . . . . . . . . . . . . . . . .                1             1         1,024
                                                                    ------------  ------------  ------------

     Net assets applicable to annuity contract owners. . . . .          150,654       184,658     1,503,453
                                                                    ------------  ------------  ------------
                                                                    ------------  ------------  ------------

                    CONTRACT OWNERS' EQUITY

Contracts in accumulation period, accumulation units
   outstanding of 2,418,015 for International Stock;
   1,237,091 for Small Company; 1,324,838 for Maturing
   Government Bond 1998; 269,553 for Maturing Government
   Bond 2002; 117,035 for Maturing  Government Bond 2006;
   141,772 for Maturing Government Bond 2010 and 798,596
   for Value Stock . . . . . . . . . . . . . . . . . . . . . .          150,654       184,658     1,462,170
Contracts in annuity payment period (note 2) . . . . . . . . .            -             -            41,283
                                                                    ------------  ------------  ------------
     Total contract owners' equity . . . . . . . . . . . . . .          150,654       184,658     1,503,453
                                                                    ------------  ------------  ------------
                                                                    ------------  ------------  ------------
NET ASSET VALUE PER ACCUMULATION UNIT  . . . . . . . . . . . .            1.287         1.303         1.831
                                                                    ------------  ------------  ------------
                                                                    ------------  ------------  ------------



See accompanying notes to financial statements.

                   MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                           STATEMENTS OF OPERATIONS
                         YEAR ENDED DECEMBER 31, 1996

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                    ------------------------------------------------------
                                                                                                    MONEY        ASSET
                                                                       GROWTH         BOND         MARKET      ALLOCATION
                                                                    ------------  ------------  ------------  ------------
Investment income (loss):
  Investment income distributions from
     underlying mutual fund (note 4) . . . . . . . . . . . . .       $   29,537       183,550        54,843       157,420

  Administrative charges (note 3)  . . . . . . . . . . . . . .           (4,906)       (5,072)       (1,702)       (7,579)
                                                                    ------------  ------------  ------------  ------------
     Investment income (loss) - net  . . . . . . . . . . . . .           24,631       178,478        53,141       149,841
                                                                    ------------  ------------  ------------  ------------

Realized and unrealized gains (losses) on
  investments - net:
  Realized gain distributions from
     underlying mutual fund (note 4) . . . . . . . . . . . . .          277,561        33,088         -           288,230
                                                                    ------------  ------------  ------------  ------------

  Realized gains on sales of investments:
     Proceeds from sales . . . . . . . . . . . . . . . . . . .        1,163,748       906,556     1,213,219       787,767
     Cost of investments sold  . . . . . . . . . . . . . . . .         (983,143)     (874,643)   (1,213,219)     (696,908)
                                                                    ------------  ------------  ------------  ------------
                                                                         180,605       31,913             -        90,859
                                                                    ------------  ------------  ------------  ------------

     Net realized gains on investments . . . . . . . . . . . .          458,166        65,001             -       379,089
                                                                    ------------  ------------  ------------  ------------

     Net change in unrealized appreciation
        or depreciation of investments . . . . . . . . . . . .            7,972      (153,260)            -        62,581
                                                                    ------------  ------------  ------------  ------------

     Net gains (losses) on investments . . . . . . . . . . . .          466,138       (88,259)            -       441,670
                                                                    ------------  ------------  ------------  ------------


Net increase in net assets resulting from operations . . . . .       $  490,769        90,219        53,141       591,511
                                                                    ------------  ------------  ------------  ------------
                                                                    ------------  ------------  ------------  ------------




                                                                            SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------
                                                                      MORTGAGE       INDEX        CAPITAL
                                                                     SECURITIES       500       APPRECIATION
                                                                    ------------  ------------  ------------
Investment income (loss):
  Investment income distributions from
     underlying mutual fund (note 4) . . . . . . . . . . . . .           67,360        74,202             -
  Administrative charges (note 3)  . . . . . . . . . . . . . .           (1,564)       (8,594)       (7,382)
                                                                    ------------  ------------  ------------
     Investment income (loss) - net  . . . . . . . . . . . . .           65,796        65,608        (7,382)
                                                                    ------------  ------------  ------------

Realized and unrealized gains (losses) on
  investments - net:
  Realized gain distributions from
     underlying mutual fund (note 4) . . . . . . . . . . . . .                -        38,410       132,227
                                                                    ------------  ------------  ------------

  Realized gains on sales of investments:
     Proceeds from sales . . . . . . . . . . . . . . . . . . .          286,163     1,241,064     1,199,827
     Cost of investments sold  . . . . . . . . . . . . . . . .         (283,008)     (929,190)     (900,805)
                                                                    ------------  ------------  ------------
                                                                          3,155       311,874       299,022
                                                                    ------------  ------------  ------------

     Net realized gains on investments . . . . . . . . . . . .            3,155       350,284       431,249
                                                                    ------------  ------------  ------------
     Net change in unrealized appreciation
        or depreciation of investments . . . . . . . . . . . .          (17,932)      706,571       343,089
                                                                    ------------  ------------  ------------

     Net gains (losses) on investments . . . . . . . . . . . .          (14,777)    1,056,855       774,338
                                                                    ------------  ------------  ------------

Net increase in net assets resulting from operations . . . . .           51,019     1,122,463       766,956
                                                                    ------------  ------------  ------------
                                                                    ------------  ------------  ------------


See accompanying notes to financial statements.

                   MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                           STATEMENTS OF OPERATIONS
                         YEAR ENDED DECEMBER 31, 1996

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                    ------------------------------------------------------
                                                                                                  MATURING      MATURING
                                                                                                 GOVERNMENT   GOVERNMENT
                                                                   INTERNATIONAL     SMALL         BOND          BOND
                                                                       STOCK        COMPANY        1998          2002
                                                                    ------------  ------------  ------------  ------------
Investment income (loss):
  Investment income distributions from underlying
     mutual fund (note 4)  . . . . . . . . . . . . . . . . . .       $  103,876         4,521           973        18,374
  Administrative charges (note 3)  . . . . . . . . . . . . . .           (6,030)       (4,013)       (2,024)         (222)
                                                                    ------------  ------------  ------------  ------------
     Investment income (loss) - net  . . . . . . . . . . . . .           97,846           508        (1,051)       18,152
                                                                    ------------  ------------  ------------  ------------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying
      mutual fund (note 4) . . . . . . . . . . . . . . . . . .          113,719       226,067         -             -
                                                                    ------------  ------------  ------------  ------------

  Realized gains on sales of investments (note 4):
     Proceeds from sales . . . . . . . . . . . . . . . . . . .          898,315     1,498,534        30,824         5,123
     Cost of investments sold  . . . . . . . . . . . . . . . .         (798,635)   (1,225,493)      (28,801)       (4,711)
                                                                    ------------  ------------  ------------  ------------
                                                                          99,680      273,041         2,023           412
                                                                    ------------  ------------  ------------  ------------

     Net realized gains on investments . . . . . . . . . . . .          213,399       499,108         2,023           412
                                                                    ------------  ------------  ------------  ------------

     Net change in unrealized appreciation or
        depreciation of investments  . . . . . . . . . . . . .          402,343      (370,376)       52,211       (17,036)
                                                                    ------------  ------------  ------------  ------------

     Net gains (losses) on investments . . . . . . . . . . . .          615,742       128,732        54,234       (16,624)
                                                                    ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
  from operations  . . . . . . . . . . . . . . . . . . . . . .       $  713,588       129,240        53,183         1,528
                                                                    ------------  ------------  ------------  ------------
                                                                    ------------  ------------  ------------  ------------


                                                                            SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------
                                                                      MATURING      MATURING
                                                                     GOVERNMENT   GOVERNMENT
                                                                       BOND          BOND          VALUE
                                                                       2006          2010          STOCK
                                                                    ------------  ------------  ------------
Investment income (loss):
  Investment income distributions from underlying
     mutual fund (note 4)  . . . . . . . . . . . . . . . . . .            8,368           124        11,901
  Administrative charges (note 3)  . . . . . . . . . . . . . .             (221)         (264)       (1,570)
                                                                    ------------  ------------  ------------
     Investment income (loss) - net  . . . . . . . . . . . . .            8,147          (140)       10,331
                                                                    ------------  ------------  ------------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying
      mutual fund (note 4) . . . . . . . . . . . . . . . . . .              226         -            91,968
                                                                    ------------  ------------  ------------

  Realized gains on sales of investments (note 4):
     Proceeds from sales . . . . . . . . . . . . . . . . . . .            9,142         7,983       357,014
     Cost of investments sold  . . . . . . . . . . . . . . . .           (8,659)       (7,583)     (298,214)
                                                                    ------------  ------------  ------------
                                                                            483           400        58,800
                                                                    ------------  ------------  ------------

     Net realized gains on investments . . . . . . . . . . . .              709           400       150,768
                                                                    ------------  ------------  ------------

     Net change in unrealized appreciation or
        depreciation of investments  . . . . . . . . . . . . .          (11,867)       (6,912)      121,335
                                                                    ------------  ------------  ------------

     Net gains (losses) on investments . . . . . . . . . . . .          (11,158)       (6,512)      272,103
                                                                    ------------  ------------  ------------
Net increase (decrease) in net assets resulting
  from operations  . . . . . . . . . . . . . . . . . . . . . .           (3,011)       (6,652)      282,434
                                                                    ------------  ------------  ------------
                                                                    ------------  ------------  ------------



See accompanying notes to financial statements.

                   MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996


                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                    ------------------------------------------------------
                                                                                                   MONEY         ASSET
                                                                       GROWTH         BOND         MARKET      ALLOCATION
                                                                    ------------  ------------  ------------  ------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . . .     $     24,631       178,478        53,141       149,841
  Net realized gains on investments  . . . . . . . . . . . . .          458,166        65,001         -           379,089
  Net change in unrealized appreciation or depreciation
     of investments. . . . . . . . . . . . . . . . . . . . . .            7,972      (153,260)        -            62,581
                                                                    ------------  ------------  ------------  ------------
Net increase in net assets resulting from operations . . . . .          490,769        90,219        53,141       591,511
                                                                    ------------  ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . . .          997,120       804,024     1,251,160     1,136,769
  Contract terminations and withdrawal payments  . . . . . . .       (1,156,852)     (899,026)   (1,211,517)     (763,902)
  Actuarial adjustments for mortality experience
      on annuities in payment period . . . . . . . . . . . . .              738            37         -             4,142
  Annuity benefit payments . . . . . . . . . . . . . . . . . .           (2,728)       (2,495)        -           (20,428)
                                                                    ------------  ------------  ------------  ------------
Increase (decrease) in net assets from contract transactions .         (161,722)      (97,460)       39,643       356,581
                                                                    ------------  ------------  ------------  ------------

Increase (decrease) in net assets  . . . . . . . . . . . . . .          329,047        (7,241)       92,784       948,092

Net assets at the beginning of year  . . . . . . . . . . . . .        3,136,874     3,319,566     1,123,048     4,580,600
                                                                    ------------  ------------  ------------  ------------

Net assets at the end of year  . . . . . . . . . . . . . . . .     $  3,465,921     3,312,325     1,215,832     5,528,692
                                                                    ------------  ------------  ------------  ------------
                                                                    ------------  ------------  ------------  ------------



                                                                             SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------
                                                                     MORTGAGE        INDEX        CAPITAL
                                                                    SECURITIES        500      APPRECIATION
                                                                    ------------  ------------  ------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . . .           65,796        65,608        (7,382)
  Net realized gains on investments  . . . . . . . . . . . . .            3,155       350,284       431,249
  Net change in unrealized appreciation or depreciation. . . .
     of investments. . . . . . . . . . . . . . . . . . . . . .          (17,932)      706,571       343,089
                                                                    ------------  ------------  ------------
Net increase in net assets resulting from operations . . . . .           51,019     1,122,463       766,956
                                                                    ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . . .          207,036     2,052,880       631,991
  Contract terminations and withdrawal payments  . . . . . . .         (284,599)   (1,230,391)   (1,191,139)
  Actuarial adjustments for mortality experience
      on annuities in payment period . . . . . . . . . . . . .            -               151           742
  Annuity benefit payments . . . . . . . . . . . . . . . . . .            -            (2,230)       (2,048)
                                                                    ------------  ------------  ------------
Increase (decrease) in net assets from contract transactions .          (77,563)      820,410      (560,454)
                                                                    ------------  ------------  ------------

Increase (decrease) in net assets  . . . . . . . . . . . . . .          (26,544)    1,942,873       206,502

Net assets at the beginning of year  . . . . . . . . . . . . .        1,015,720     4,762,240     4,578,279
                                                                    ------------  ------------  ------------

Net assets at the end of year  . . . . . . . . . . . . . . . .          989,176     6,705,113     4,784,781
                                                                    ------------  ------------  ------------
                                                                    ------------  ------------  ------------


See accompanying notes to financial statements.

                   MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 1996

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                    ------------------------------------------------------
                                                                                                  MATURING      MATURING
                                                                                                 GOVERNMENT    GOVERNMENT
                                                                    INTERNATIONAL    SMALL          BOND          BOND
                                                                       STOCK        COMPANY         1998          2002
                                                                    ------------  ------------  ------------  ------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . . .     $     97,846           508        (1,051)       18,152
  Net realized gains on investments  . . . . . . . . . . . . .          213,399       499,108         2,023           412
  Net change in unrealized appreciation or depreciation
     of investments  . . . . . . . . . . . . . . . . . . . . .          402,343      (370,376)       52,211       (17,036)
                                                                    ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting
  from operations  . . . . . . . . . . . . . . . . . . . . . .          713,588       129,240        53,183         1,528
                                                                    ------------  ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . . .        1,195,994       963,697       239,650       189,630
  Contract terminations and withdrawal payments  . . . . . . .         (885,851)   (1,494,466)      (28,800)       (4,901)
  Actuarial adjustments for mortality experience on
     annuities in payment period . . . . . . . . . . . . . . .            3,379         1,621         -             -
  Annuity benefit payments . . . . . . . . . . . . . . . . . .           (9,813)       (1,676)        -             -
                                                                    ------------  ------------  ------------  ------------

Increase (decrease) in net assets from
  contract transactions  . . . . . . . . . . . . . . . . . . .          303,709      (530,824)      210,850       184,729
                                                                    ------------  ------------  ------------  ------------

Increase (decrease) in net assets  . . . . . . . . . . . . . .        1,017,297      (401,584)      264,033       186,257

Net assets at the beginning of year  . . . . . . . . . . . . .        3,507,140     2,546,310     1,313,077       148,366
                                                                    ------------  ------------  ------------  ------------

Net assets at the end of year  . . . . . . . . . . . . . . . .     $  4,524,437     2,144,726     1,577,110       334,623
                                                                    ------------  ------------  ------------  ------------
                                                                    ------------  ------------  ------------  ------------

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------
                                                                      MATURING      MATURING      MATURING
                                                                     GOVERNMENT    GOVERNMENT    GOVERNMENT
                                                                        BOND          BOND          BOND
                                                                        2006          2010          STOCK
                                                                    ------------  ------------  ------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . . .            8,147          (140)       10,331
  Net realized gains on investments  . . . . . . . . . . . . .              709           400       150,768
  Net change in unrealized appreciation or depreciation
     of investments  . . . . . . . . . . . . . . . . . . . . .          (11,867)       (6,912)      121,335
                                                                    ------------  ------------  ------------

Net increase (decrease) in net assets resulting
  from operations  . . . . . . . . . . . . . . . . . . . . . .           (3,011)       (6,652)      282,434
                                                                    ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . . .            -            41,503       978,771
  Contract terminations and withdrawal payments  . . . . . . .           (8,922)       (7,719)     (355,400)
  Actuarial adjustments for mortality experience on
     annuities in payment period . . . . . . . . . . . . . . .            -             -             1,619
  Annuity benefit payments . . . . . . . . . . . . . . . . . .            -             -            (1,663)
                                                                    ------------  ------------  ------------

Increase (decrease) in net assets from
  contract transactions  . . . . . . . . . . . . . . . . . . .           (8,922)       33,784       623,327
                                                                    ------------  ------------  ------------

Increase (decrease) in net assets  . . . . . . . . . . . . . .          (11,933)       27,132       905,761

Net assets at the beginning of year  . . . . . . . . . . . . .          162,587       157,526       597,692
                                                                    ------------  ------------  ------------

Net assets at the end of year  . . . . . . . . . . . . . . . .          150,654       184,658     1,503,453
                                                                    ------------  ------------  ------------
                                                                    ------------  ------------  ------------


See accompanying notes to financial statements.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 1995



                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                    ------------------------------------------------------
                                                                                                  MATURING      MATURING
                                                                                                 GOVERNMENT    GOVERNMENT
                                                                    INTERNATIONAL    SMALL          BOND          BOND
                                                                       STOCK        COMPANY         1998          2002
                                                                    ------------  ------------  ------------  ------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . . .     $     (4,694)          122        68,051         8,982
  Net realized gains (losses) on investments . . . . . . . . .           29,087        35,282           (26)          311
  Net change in unrealized appreciation or depreciation
     of investments  . . . . . . . . . . . . . . . . . . . . .          377,792       476,160       107,303        20,390
                                                                    ------------  ------------  ------------  ------------

Net increase in net assets resulting from operations . . . . .          402,185       511,564       175,328        29,683
                                                                    ------------  ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . . .          823,154       762,194       415,821         6,496
  Contract terminations and withdrawal payments  . . . . . . .         (689,847)      (55,223)     (149,851)       (5,880)
  Actuarial adjustments for mortality experience
     on annuities in payment period  . . . . . . . . . . . . .               77            (1)        -             -
  Annuity benefit payments . . . . . . . . . . . . . . . . . .           (7,387)         (566)        -             -
                                                                    ------------  ------------  ------------  ------------

Increase (decrease) in net assets from
  contract transactions  . . . . . . . . . . . . . . . . . . .          125,997       706,404       265,970           616
                                                                    ------------  ------------  ------------  ------------

Increase (decrease) in net assets  . . . . . . . . . . . . . .          528,182     1,217,968       441,298        30,299

Net assets at the beginning of period  . . . . . . . . . . . .        2,978,958     1,328,342       871,779       118,067
                                                                    ------------  ------------  ------------  ------------

Net assets at the end of period  . . . . . . . . . . . . . . .     $  3,507,140     2,546,310     1,313,077       148,366
                                                                    ------------  ------------  ------------  ------------
                                                                    ------------  ------------  ------------  ------------


                                                                            SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------
                                                                      MATURING      MATURING      MATURING
                                                                     GOVERNMENT    GOVERNMENT    GOVERNMENT
                                                                        BOND          BOND          BOND
                                                                        2006          2010          STOCK
                                                                    ------------  ------------  ------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . . .             8,819         8,387         3,807
  Net realized gains (losses) on investments . . . . . . . . .               705        41,690        26,929
  Net change in unrealized appreciation or depreciation
     of investments  . . . . . . . . . . . . . . . . . . . . .            31,418        34,589        71,175
                                                                    ------------  ------------  ------------

Net increase in net assets resulting from operations . . . . .            40,942        84,666       101,911

Contract transactions (notes 2, 3, 4 and 5): . . . . . . . . .
  Contract purchase payments . . . . . . . . . . . . . . . . .            16,567       148,821       313,145
  Contract terminations and withdrawal payments  . . . . . . .           (12,853)     (278,634)      (10,573)
  Actuarial adjustments for mortality experience
     on annuities in payment period  . . . . . . . . . . . . .             -             -             -
  Annuity benefit payments . . . . . . . . . . . . . . . . . .             -             -             -
                                                                    ------------  ------------  ------------

Increase (decrease) in net assets from contract transactions .             3,714      (129,813)      302,572
                                                                    ------------  ------------  ------------

Increase (decrease) in net assets  . . . . . . . . . . . . . .            44,656       (45,147)      404,483

Net assets at the beginning of period  . . . . . . . . . . . .           117,931       202,673       193,209
                                                                    ------------  ------------  ------------

Net assets at the end of period  . . . . . . . . . . . . . . .           162,587       157,526       597,692
                                                                    ------------  ------------  ------------
                                                                    ------------  ------------  ------------


See accompanying notes to financial statements.

                    MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                 STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                          YEAR ENDED DECEMBER 31, 1995

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                    ------------------------------------------------------
                                                                                                   MONEY          ASSET
                                                                       GROWTH        BOND          MARKET      ALLOCATION
                                                                    ------------  ------------  ------------  ------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . . .     $     22,109       102,601        50,945       113,143
  Net realized gains (losses) on investments . . . . . . . . .          147,998        13,748         -           150,795
  Net change in unrealized appreciation or depreciation
     of investments  . . . . . . . . . . . . . . . . . . . . .          442,943       411,356         -           687,470
                                                                    ------------  ------------  ------------  ------------

Net increase in net assets resulting from operations . . . . .          613,050       527,705        50,945       951,408
                                                                    ------------  ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments . . . . . . . . . . . . . . . . .          451,917       427,236       845,844       605,592
  Contract terminations and withdrawal payments  . . . . . . .         (363,401)     (280,227)     (757,775)   (1,431,686)
  Actuarial adjustments for mortality experience
     on annuities in payment period  . . . . . . . . . . . . .               10            24         -                67
  Annuity benefit payments . . . . . . . . . . . . . . . . . .           (2,393)       (5,530)        -           (18,228)
                                                                    ------------  ------------  ------------  ------------

Increase (decrease) in net assets from contract transactions .           86,133       141,503        88,069      (844,255)
                                                                    ------------  ------------  ------------  ------------

Increase in net assets . . . . . . . . . . . . . . . . . . . .          699,183       669,208       139,014       107,153

Net assets at the beginning of year  . . . . . . . . . . . . .        2,437,691     2,650,358       984,034     4,473,447
                                                                    ------------  ------------  ------------  ------------

Net assets at the end of year  . . . . . . . . . . . . . . . .     $  3,136,874     3,319,566     1,123,048     4,580,600
                                                                    ------------  ------------  ------------  ------------
                                                                    ------------  ------------  ------------  ------------


                                                                            SEGREGATED SUB-ACCOUNTS
                                                                    ----------------------------------------
                                                                      MORTGAGE       INDEX        CAPITAL
                                                                     SECURITIES       500       APPRECIATION
                                                                    ------------  ------------  ------------
Operations:
  Investment income (loss) - net . . . . . . . . . . . . . . .           60,499        51,337        (6,121)
  Net realized gains (losses) on investments . . . . . . . . .             (407)       98,872       162,581
  Net change in unrealized appreciation or depreciation
     of investments  . . . . . . . . . . . . . . . . . . . . .           92,153       910,196       638,928
                                                                    ------------  ------------  ------------

Net increase in net assets resulting from operations . . . . .          152,245     1,060,405       795,388
                                                                    ------------  ------------  ------------

Contract transactions (notes 2, 3, 4 and 5): . . . . . . . . .
  Contract purchase payments . . . . . . . . . . . . . . . . .           68,921     1,908,482       764,766
  Contract terminations and withdrawal payments  . . . . . . .          (52,829)     (487,844)     (332,044)
  Actuarial adjustments for mortality experience
     on annuities in payment period  . . . . . . . . . . . . .            -             -                12
  Annuity benefit payments . . . . . . . . . . . . . . . . . .            -             -            (3,014)
                                                                    ------------  ------------  ------------

Increase (decrease) in net assets from contract transactions .           16,092     1,420,638       429,720
                                                                    ------------  ------------  ------------

Increase in net assets . . . . . . . . . . . . . . . . . . . .          168,337     2,481,043     1,225,108

Net assets at the beginning of year  . . . . . . . . . . . . .          847,383     2,281,197     3,353,171
                                                                    ------------  ------------  ------------

Net assets at the end of year  . . . . . . . . . . . . . . . .        1,015,720     4,762,240     4,578,279
                                                                    ------------  ------------  ------------
                                                                    ------------  ------------  ------------


See accompanying notes to financial statements.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                            NOTES TO FINANCIAL STATEMENTS


(1) ORGANIZATION AND BASIS FOR PRESENTATION

    Minnesota Mutual Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of The Minnesota Mutual Life Insurance Company (Minnesota Mutual) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). There are currently four types of contracts each consisting of one to fourteen segregated sub-accounts. The financial statements presented include only the segregated sub-accounts for the type of contracts offered to the faculty and employees of the University of Minnesota, officers, directors and employees of Minnesota Mutual, other groups with sales arrangements with Minnesota Mutual for the purchase of annuity contracts and individuals purchasing one or more annuity contract with aggregated purchase payments totaling $500,000 or more.

    The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Mutual. Contract owners allocate their variable annuity purchase payments to one or more of the fourteen segregated sub-accounts. Such payments are then invested in shares of MIMLIC Series Fund, Inc. (the
    Fund) organized by Minnesota Mutual as the investment vehicle for its variable annuity contracts and variable life policies. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Portfolios of the Fund, respectively.

    MIMLIC Sales Corporation acts as the underwriter for the Account. MIMLIC Asset Management Company acts as the investment adviser for the Fund. MIMLIC Sales Corporation is a wholly-owned subsidiary of MIMLIC Asset Management Company. MIMLIC Asset Management Company is a wholly-owned subsidiary of Minnesota Mutual.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the period. Actual results could differ from those estimates.

    INVESTMENTS IN MIMLIC SERIES FUND, INC.

    Investments in shares of the Fund portfolios are stated at market value which is the net asset value per share as determined daily by the Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Fund are reinvested in additional shares of the Fund and are recorded by the sub-accounts on the ex-dividend date.

                      MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

    FEDERAL INCOME TAXES

    The Account is treated as part of Minnesota Mutual for federal income tax purposes. Under current interpretations of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the Fund.

    CONTRACTS IN ANNUITY PAYMENT PERIOD

    Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of
    3.5 percent. Charges to annuity reserves for mortality and risk expense are reimbursed to Minnesota Mutual if the reserves required are less than originally estimated. If additional reserves are required, Minnesota Mutual reimburses the Account.

(3) ADMINISTRATIVE AND PREMIUM TAX CHARGES

    The administrative charge paid to Minnesota Mutual is equal, on an annual basis, to .15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than .35 percent of the average daily net assets of the Account.

    Premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from .5 to 2.5 percent depending on the applicable state law. No premium taxes were deducted from purchase payments for the years ended December 31, 1996 and 1995.

(4) INVESTMENT TRANSACTIONS

    The Account's purchases of Fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1996:

     Growth Portfolio  . . . . . . . . . . . . . . . . . . . . .  $  1,304,218
     Bond Portfolio  . . . . . . . . . . . . . . . . . . . . . .     1,020,662
     Money Market Portfolio  . . . . . . . . . . . . . . . . . .     1,306,308
     Asset Allocation Portfolio  . . . . . . . . . . . . . . . .     1,582,419
     Mortgage Securities Portfolio . . . . . . . . . . . . . . .       274,396
     Index 500 Portfolio . . . . . . . . . . . . . . . . . . . .     2,165,492
     Capital Appreciation Portfolio  . . . . . . . . . . . . . .       764,218
     International Stock Portfolio . . . . . . . . . . . . . . .     1,413,589
     Small Company Portfolio . . . . . . . . . . . . . . . . . .     1,194,285
     Maturing Government Bond 1998 Portfolio . . . . . . . . . .       240,623
     Maturing Government Bond 2002 Portfolio . . . . . . . . . .       208,004
     Maturing Government Bond 2006 Portfolio . . . . . . . . . .         8,593
     Maturing Government Bond 2010 Portfolio . . . . . . . . . .        41,627
     Value Stock Portfolio . . . . . . . . . . . . . . . . . . .     1,082,640

                   MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

    Transactions in units for each segregated sub-account for the years ended December 31, 1996 and 1995 were as follows:

                                                                       SEGREGATED SUB-ACCOUNTS
                                                     ----------------------------------------------------------
                                                                                      MONEY          ASSET
                                                        GROWTH          BOND          MARKET       ALLOCATION
                                                     ------------   ------------   ------------  --------------
    Units outstanding at
       December 31, 1994 . . . . . . . . . . . . . .   1,477,118      1,480,397        669,925      2,307,972
         Contract purchase payments  . . . . . . . .     250,759        187,577        559,670        294,811
         Deductions for contract terminations
            and withdrawal payments  . . . . . . . .    (193,872)      (142,183)      (503,360)      (731,647)
                                                      -----------   -----------    -----------    -----------
    Units outstanding at
       December 31, 1995 . . . . . . . . . . . . . .   1,534,005      1,525,791        726,235      1,871,136
         Contract purchase payments  . . . . . . . .     439,272        384,218        782,414        481,356
         Deductions for contract terminations
            and withdrawal payments  . . . . . . . .    (524,295)      (403,150)      (758,215)      (322,960)
                                                      -----------   -----------    -----------    -----------
    Units outstanding at
       December 31, 1996 . . . . . . . . . . . . . .   1,448,982      1,506,859        750,434      2,029,532
                                                      -----------   -----------    -----------    -----------
                                                      -----------   -----------    -----------    -----------

                                                               SEGREGATED SUB-ACCOUNTS
                                       -------------------------------------------------------------------------
                                         MORTGAGE        INDEX        CAPITAL      INTERNATIONAL       SMALL
                                        SECURITIES        500       APPRECIATION       STOCK          COMPANY
                                       ------------   ------------  ------------   -------------   -------------
    Units outstanding at
       December 31, 1994 . . . . . .      477,367      1,345,845      1,659,517      2,153,847      1,091,852
         Contract purchase
            payments . . . . . . . .       35,102        962,320        339,944        583,190        528,059
         Deductions for contract
            terminations and
            withdrawal payments  . .      (26,936)      (251,800)      (130,014)      (482,958)       (38,876)
                                       -----------   -----------    -----------    -----------    -----------
    Units outstanding at
       December 31, 1995 . . . . . .      485,533      2,056,365      1,869,447      2,254,079      1,581,035
         Contract purchase
            payments . . . . . . . .       98,818        800,703        236,787        720,378        557,416
         Deductions for contract
            terminations and
            withdrawal payments  . .     (134,286)      (492,119)      (437,978)      (556,442)      (901,360)
                                       -----------   -----------    -----------    -----------    -----------
    Units outstanding at . . . . . .
       December 31, 1996 . . . . . .      450,065      2,364,949      1,668,256      2,418,015      1,237,091
                                       -----------   -----------    -----------    -----------    -----------
                                       -----------   -----------    -----------    -----------    -----------


                                        4


                     MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT


(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED


                                                               SEGREGATED SUB-ACCOUNTS
                                        -----------------------------------------------------------------------
                                         MATURING       MATURING       MATURING       MATURING
                                        GOVERNMENT     GOVERNMENT     GOVERNMENT     GOVERNMENT        VALUE
                                         BOND 1998      BOND 2002      BOND 2006      BOND 2010        STOCK
                                        -----------    -----------    -----------    -----------    -----------
    Units outstanding at
       December 31, 1994 . . . . . .      881,942        120,595        121,565        211,596        183,180
         Contract purchase
            payments . . . . . . . .      410,548          6,445         14,754        131,823        252,014
         Deductions for contract . .
            terminations and
            withdrawal payments  . .     (145,593)        (5,643)       (11,727)      (226,784)        (8,358)
                                        ----------    ----------     ----------     ----------     ----------
    Units outstanding at
       December 31, 1995 . . . . . .    1,146,897        121,397        124,592        116,635        426,836
         Contract purchase
            payments . . . . . . . .      202,543        152,189              -         31,314        592,532
         Deductions for contract
            terminations and
            withdrawal payments  . .      (24,602)        (4,033)        (7,557)        (6,177)      (220,772)
                                        ----------    ----------     ----------     ----------     ----------
    Units outstanding at
       December 31, 1996 . . . . . .    1,324,838        269,553        117,035        141,772        798,596
                                        ----------    ----------     ----------     ----------     ----------
                                        ----------    ----------     ----------     ----------     ----------

         MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT


(6) FINANCIAL HIGHLIGHTS

    The following tables for each segregated sub-account show certain data for an accumulation unit outstanding during the periods indicated:

    GROWTH


                                                                       YEAR ENDED DECEMBER 31,
                                               --------------------------------------------------------------------
                                                 1996           1995           1994           1993           1992
                                               --------       --------       --------       --------       --------
    Unit value, beginning of year. . . . . .  $  2.012          1.622          1.611          1.542          1.473
                                               --------      --------       --------       --------       --------
    Income from investment operations:

       Net investment income . . . . . . . .      .017           .014           .011           .017           .019
       Net gains on securities
          (both realized and unrealized) . .      .325           .376              -           .052           .050
                                               --------      --------       --------       --------       --------
         Total from investment operations  .      .342           .390           .011           .069           .069
                                               --------      --------       --------       --------       --------
    Unit value, end of year  . . . . . . . .  $  2.354          2.012          1.622          1.611          1.542
                                               --------      --------       --------       --------       --------
                                               --------      --------       --------       --------       --------

                     MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

    BOND

                                                                         YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                    1996           1995           1994           1993           1992
                                                  --------       --------       --------       --------       --------
    Unit value, beginning of year  . . . . . .   $  2.118          1.772          1.859          1.688          1.585
                                                  --------       -------        -------        -------        -------
    Income (loss) from investment operations:

       Net investment income . . . . . . . . .       .112           .069           .073           .071           .076
       Net gains or losses on securities
          (both realized and unrealized) . . .      (.052)          .277          (.160)          .100           .027
                                                  --------       -------        -------        -------        -------

         Total from investment operations  . .       .060           .346          (.087)          .171           .103
                                                  --------       -------        -------        -------        -------

    Unit value, end of year  . . . . . . . . .   $  2.178          2.118          1.772          1.859          1.688
                                                  --------       -------        -------        -------        -------
                                                  --------       -------        -------        -------        -------

                     MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

    MONEY MARKET


                                                                         YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                    1996           1995           1994           1993           1992
                                                  --------       --------       --------       --------       --------
    Unit value, beginning of year .. . . . . .   $  1.546          1.469          1.418          1.383          1.342
                                                  --------       -------        -------        -------        -------

    Income from investment operations:

       Net investment income . . . . . . . . .       .074           .077           .051           .035           .041
                                                  --------       -------        -------        -------        -------

         Total from investment operations .. .       .074           .077           .051           .035           .041
                                                  --------       -------        -------        -------        -------

    Unit value, end of year  . . . . . . . . .   $  1.620          1.546          1.469          1.418          1.383
                                                  --------       -------        -------        -------        -------
                                                  --------       -------        -------        -------        -------

                     MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

    ASSET ALLOCATION


                                                                         YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                    1996           1995           1994           1993           1992
                                                  --------       --------       --------       --------       --------
    Unit value, beginning of year  . . . . . .   $  2.251          1.803          1.831          1.723          1.609
                                                  --------       -------        -------        -------        -------

    Income (loss) from investment operations:

       Net investment income . . . . . . . . .       .076           .058           .036           .032           .029
       Net gains or losses on securities
          (both realized and unrealized) . . .       .202           .390          (.064)          .076           .085
                                                  --------       -------        -------        -------        -------

         Total from investment operations  . .       .278           .448          (.028)          .108           .114
                                                  --------       -------        -------        -------        -------

    Unit value, end of year  . . . . . . . . .   $  2.529          2.251          1.803          1.831          1.723
                                                  --------       -------        -------        -------        -------
                                                  --------       -------        -------        -------        -------

                     MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

    MORTGAGE SECURITIES


                                                                         YEAR ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                    1996           1995           1994           1993           1992
                                                  --------       --------       --------       --------       --------
    Unit value, beginning of year  . . . . . .   $  2.091          1.775          1.839          1.686          1.588
                                                  --------       -------        -------        -------        -------

    Income (loss) from investment operations:

       Net investment income   . . . . . . . .       .133           .126           .083           .078           .073
       Net gains or losses on securities
          (both realized and unrealized) . . .      (.026)          .190          (.147)          .075           .025
                                                  --------       -------        -------        -------        -------

         Total from investment operations  . .       .107           .316          (.064)          .153           .098
                                                  --------       -------        -------        -------        -------

    Unit value, end of year  . . . . . . . . .   $  2.198          2.091          1.775          1.839          1.686
                                                  --------       -------        -------        -------        -------
                                                  --------       -------        -------        -------        -------

                 MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT

     INDEX 500



                                                                                YEAR ENDED DECEMBER 31,
                                                                    -------------------------------------------------
                                                                       1996      1995      1994      1993      1992
                                                                    --------- --------- --------- --------- ---------
     Unit value, beginning of year. . . . . . . . . . . . . . . .  $  2.316     1.695     1.678     1.531     1.428
                                                                    --------- --------- --------- --------- ---------
     Income from investment operations:

          Net investment income . . . . . . . . . . . . . . . . .      .029      .030      .024      .023      .029
          Net gains or losses on securities
             (both realized and unrealized) . . . . . . . . . . .      .468      .591     (.007)     .124      .074
                                                                    --------- --------- --------- --------- ---------

            Total from investment operations. . . . . . . . . . .      .497      .621      .017      .147      .103
                                                                    --------- --------- --------- --------- ---------

     Unit value, end of year. . . . . . . . . . . . . . . . . . .  $  2.813     2.316     1.695     1.678     1.531
                                                                    --------- --------- --------- --------- ---------
                                                                    --------- --------- --------- --------- ---------


                                      11

                  MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT


(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     CAPITAL APPRECIATION


                                                                                YEAR ENDED DECEMBER 31,
                                                                    -------------------------------------------------
                                                                       1996      1995      1994      1993      1992
                                                                    --------- --------- --------- --------- ---------

     Unit value, beginning of year. . . . . . . . . . . . . . . .  $  2.420     1.974     1.933     1.754     1.672
                                                                    --------- --------- --------- --------- ---------
     Income from investment operations:

          Net investment income (loss). . . . . . . . . . . . . .     (.004)    (.003)    (.002)     .002      .005
          Net gains on securities (both
            realized and unrealized). . . . . . . . . . . . . . .      .426      .449      .043      .177      .077
                                                                    --------- --------- --------- --------- ---------

            Total from investment operations. . . . . . . . . . .      .422      .446      .041      .179      .082
                                                                    --------- --------- --------- --------- ---------

     Unit value, end of year. . . . . . . . . . . . . . . . . . .  $  2.842     2.420     1.974     1.933     1.754
                                                                    --------- --------- --------- --------- ---------
                                                                    --------- --------- --------- --------- ---------




                                      12

                  MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT


(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     INTERNATIONAL STOCK



                                                                                                              PERIOD
                                                                                                               FROM
                                                                                                              MAY 1,
                                                                                YEAR ENDED DECEMBER 31,      1992* TO
                                                                    ---------------------------------------  DECEMBER
                                                                       1996      1995      1994      1993    31, 1992
                                                                    --------- --------- --------- --------- ---------
     Unit value, beginning of period. . . . . . . . . . . . . . .  $  1.495     1.311     1.317      .915     1.000
                                                                    --------- --------- --------- --------- ---------
     Income from investment operations:

          Net investment income (loss). . . . . . . . . . . . . .      .041     (.002)     .028      .009      .014
          Net gains or losses on securities
             (both realized and unrealized) . . . . . . . . . . .      .252      .186     (.034)     .393     (.099)
                                                                    --------- --------- --------- --------- ---------

            Total from investment operations  . . . . . . . . . .      .293      .184     (.006)     .402     (.085)
                                                                    --------- --------- --------- --------- ---------

     Unit value, end of period .. . . . . . . . . . . . . . . . .  $  1.788     1.495     1.311     1.317      .915
                                                                    --------- --------- --------- --------- ---------
                                                                    --------- --------- --------- --------- ---------




     *    Commencement of the segregated sub-account's operations.



                                      13

                   MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT


(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     SMALL COMPANY




                                                                                                    PERIOD
                                                                                                  FROM MAY 3,
                                                                        YEAR ENDED DECEMBER 31,    1993* TO
                                                                    -----------------------------  DECEMBER
                                                                       1996      1995      1994    31, 1993
                                                                    --------- --------- --------- ---------
     Unit value, beginning of period. . . . . . . . . . . . . . .  $  1.604     1.217     1.148     1.000
                                                                    --------- --------- --------- ---------
     Income from investment operations:

          Net investment income (loss)  . . . . . . . . . . . . .         -         -         -     (.001)
          Net gains on securities (both
            realized and unrealized)  . . . . . . . . . . . . . .      .101      .387      .069      .149
                                                                    --------- --------- --------- ---------

            Total from investment operations  . . . . . . . . . .      .101      .387      .069      .148
                                                                    --------- --------- --------- ---------

     Unit value, end of period. . . . . . . . . . . . . . . . . .  $  1.705     1.604     1.217     1.148
                                                                    --------- --------- --------- ---------
                                                                    --------- --------- --------- ---------





     *    Commencement of the segregated sub-account's operations.



                                      16

                  MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT


(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     MATURING GOVERNMENT BOND 2006


                                                                                          PERIOD
                                                                                           FROM
                                                                        YEAR ENDED        MAY 2,
                                                                       DECEMBER 31,      1994* TO
                                                                    -------------------  DECEMBER
                                                                       1996      1995    31, 1994
                                                                    --------- --------- ---------
     Unit value, beginning of period .. . . . . . . . . . . . . .  $  1.305      .970     1.000
                                                                    --------- --------- ---------
     Income (loss) from investment operations:

          Net investment income . . . . . . . . . . . . . . . . .      .068      .072      .054
          Net gains or losses on securities
             (both realized and unrealized) . . . . . . . . . . .     (.086)     .263     (.084)
                                                                    --------- --------- ---------

            Total from investment operations  . . . . . . . . . .     (.018)     .335     (.030)
                                                                    --------- --------- ---------

     Unit value, end of period .. . . . . . . . . . . . . . . . .  $  1.287     1.305      .970
                                                                    --------- --------- ---------
                                                                    --------- --------- ---------






     *    Commencement of the segregated sub-account's operations.


                                      17

                  MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT


(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     MATURING GOVERNMENT BOND 2010


                                                                                          PERIOD
                                                                                           FROM
                                                                        YEAR ENDED        MAY 2,
                                                                       DECEMBER 31,      1994* TO
                                                                    -------------------  DECEMBER
                                                                       1996      1995    31, 1994
                                                                    --------- --------- ---------
     Unit value, beginning of period .. . . . . . . . . . . . . .  $  1.351      .958     1.000
                                                                    --------- --------- ---------
     Income (loss) from investment operations:

          Net investment income (loss). . . . . . . . . . . . . .     (.001)     .049      .089
          Net gains or losses on securities
             (both realized and unrealized) . . . . . . . . . . .     (.047)     .344     (.131)
                                                                    --------- --------- ---------

            Total from investment operations  . . . . . . . . . .     (.048)     .393     (.042)
                                                                    --------- --------- ---------

     Unit value, end of period .. . . . . . . . . . . . . . . . .  $  1.303     1.351      .958
                                                                    --------- --------- ---------
                                                                    --------- --------- ---------






     *    Commencement of the segregated sub-account's operations.



                                      18

                  MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT


(6)  FINANCIAL HIGHLIGHTS - CONTINUED

     VALUE STOCK


                                                                                          PERIOD
                                                                                           FROM
                                                                        YEAR ENDED        MAY 2,
                                                                       DECEMBER 31,      1994* TO
                                                                    -------------------  DECEMBER
                                                                       1996      1995    31, 1994
                                                                    --------- --------- ---------
     Unit value, beginning of period. . . . . . . . . . . . . . .  $  1.400     1.055     1.000
                                                                    --------- --------- ---------
     Income from investment operations:

          Net investment income . . . . . . . . . . . . . . . . .      .017      .013      .012
          Net gains on securities (both
            realized and unrealized)  . . . . . . . . . . . . . .      .414      .332      .043
                                                                    --------- --------- ---------

            Total from investment operations  . . . . . . . . . .      .431      .345      .055
                                                                    --------- --------- ---------

     Unit value, end of period .. . . . . . . . . . . . . . . . .  $  1.831     1.400     1.055
                                                                    --------- --------- ---------
                                                                    --------- --------- ---------





     *    Commencement of the segregated sub-account's operations.

                                                   INDEPENDENT AUDITORS' REPORT

The Board of Trustees

The Minnesota Mutual Life Insurance Company

  We have audited the accompanying consolidated balance sheets of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the related consolidated statements of operations and policyowners' surplus and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Minnesota Mutual Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996 in conformity with generally accepted accounting principles. As discussed in Note 2 to the consolidated financial statements, the Company adopted Statement of Financial Accounting Standards No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts," in 1996.

  Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purposes of additional analysis and is not a required part of the basic financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic financial statements taken as a whole.

                                      KPMG Peat Marwick LLP
Minneapolis, Minnesota

February 10, 1997

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 1996 AND 1995

                                     ASSETS

                                                        1996        1995
                                                     ----------- -----------
                                                         (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale, at fair value (amortized cost
   $4,558,975 and $4,525,352)                        $ 4,674,082 $ 4,761,561
  Held-to-maturity, at amortized cost (fair value
   $1,179,112 and $1,281,523)                          1,125,638   1,180,654
Equity securities, at fair value (cost $429,509 and
 $277,554)                                               549,797     384,882
Mortgage loans, net                                      608,808     608,537
Real estate, net                                          43,082      47,256
Policy loans                                             204,178     198,716
Short-term investments                                   122,772      72,841
Other invested assets                                     98,247      91,530
                                                     ----------- -----------
   Total investments                                   7,426,604   7,345,977
Cash                                                      57,140      48,358
Finance receivables, net                                 259,192     226,720
Deferred policy acquisition costs                        589,517     539,732
Accrued investment income                                 90,996      98,373
Premiums receivable                                       77,140      85,247
Property and equipment, net                               55,050      50,809
Reinsurance recoverables                                 126,629     102,198
Other assets                                              54,798      46,530
Separate account assets                                3,706,256   2,609,460
                                                     ----------- -----------
    Total assets                                     $12,443,322 $11,153,404
                                                     =========== ===========

                     LIABILITIES AND POLICYOWNERS' SURPLUS

Liabilities:
  Policy and contract account balances               $ 4,310,015 $ 4,287,083
  Future policy and contract benefits                  1,638,720   1,554,898
  Pending policy and contract claims                      70,577      55,812
  Other policyowner funds                                396,848     371,537
  Policyowner dividends payable                           49,899      50,450
  Unearned premiums and fees                             207,111     210,494
  Federal income tax liability:
   Current                                                25,643      39,516
   Deferred                                              149,665     173,905
  Other liabilities                                      286,042     320,607
  Notes payable                                          319,000     279,967
  Separate account liabilities                         3,691,374   2,596,285
                                                     ----------- -----------
   Total liabilities                                  11,144,894   9,940,554
Policyowners' surplus:
  Unassigned surplus                                   1,190,116   1,059,598
  Net unrealized investment gains                        108,312     153,252
                                                     ----------- -----------
   Total policyowners' surplus                         1,298,428   1,212,850
                                                     ----------- -----------
    Total liabilities and policyowners' surplus      $12,443,322 $11,153,404
                                                     =========== ===========

          See accompanying notes to consolidated financial statements.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF OPERATIONS AND POLICYOWNERS' SURPLUS

YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                            STATEMENTS OF OPERATIONS

                                             1996        1995       1994
                                          ----------  ----------  ---------
                                                  (IN THOUSANDS)
Revenues:
  Premiums                                $  612,359  $  603,770  $ 562,018
  Policy and contract fees                   245,966     214,203    188,115
  Net investment income                      530,987     515,047    486,101
  Net realized investment gains               59,546      66,643     25,769
  Finance charge income                       46,932      39,937     34,258
  Other income                                51,630      40,250     30,106
                                          ----------  ----------  ---------
    Total revenues                         1,547,420   1,479,850  1,326,367
                                          ----------  ----------  ---------
Benefits and expenses:
  Policyowner benefits                       541,520     517,771    498,424
  Interest credited to policies and con-
   tracts                                    288,967     297,145    283,626
  General operating expenses                 302,618     273,425    253,317
  Commissions                                103,370      93,465     87,631
  Administrative and sponsorship fees         79,360      76,223     71,143
  Dividends to policyowners                   24,804      27,282     26,672
  Interest on notes payable                   22,798      11,128      7,295
  Increase in deferred policy acquisition
   costs                                     (15,312)    (29,822)   (43,974)
                                          ----------  ----------  ---------
    Total benefits and expenses            1,348,125   1,266,617  1,184,134
                                          ----------  ----------  ---------
     Income from operations before taxes     199,295     213,233    142,233
Federal income tax expense:
  Current                                     68,033      71,379     63,641
  Deferred                                       744      11,995     (1,511)
                                          ----------  ----------  ---------
    Total federal income tax expense          68,777      83,374     62,130
     Net income                           $  130,518  $  129,859  $  80,103
                                          ==========  ==========  =========

                      STATEMENTS OF POLICYOWNERS' SURPLUS

Policyowners' surplus, beginning of year  $1,212,850  $  874,577  $ 892,510
  Net income                                 130,518     129,859     80,103
  Change in net unrealized investment
   gains and losses                          (44,940)    208,414    (98,036)
                                          ----------  ----------  ---------
Policyowners' surplus, end of year        $1,298,428  $1,212,850  $ 874,577
                                          ==========  ==========  =========

       See accompanying notes to consolidated financial statements.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS

YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                               1996        1995        1994
                                            ----------  ----------  ----------
                                                     (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                  $  130,518  $  129,859  $   80,103
Adjustments to reconcile net income to net
 cash provided by operating activities:
  Interest credited to annuity and insur-
   ance contracts                              275,968     288,218     277,863
  Fees deducted from policy and contract
   balances                                   (206,780)   (201,575)   (188,226)
  Change in future policy benefits              84,389     100,025      63,328
  Change in other policyowner liabilities       16,099      (4,762)    (16,794)
  Change in deferred policy acquisition
   costs                                       (15,312)    (29,822)    (43,974)
  Change in premiums due and other receiv-
   ables                                       (26,142)    (18,039)     38,166
  Change in federal income tax liabilities     (12,055)     18,376      17,854
  Net realized investment gains                (59,546)    (66,643)    (25,769)
  Other, net                                    29,987      36,561      28,958
                                            ----------  ----------  ----------
    Net cash provided by operating activi-
     ties                                      217,126     252,198     231,509
                                            ----------  ----------  ----------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of:
  Fixed maturity securities, available-
   for-sale                                    877,682   1,349,348     653,498
  Equity securities                            352,901     203,493      88,645
  Mortgage loans                                15,567       4,315      20,912
  Real estate                                   11,678      15,948      17,571
  Other invested assets                         12,280      10,775      28,305
Proceeds from maturities and repayments
 of:
  Fixed maturity securities, available-
   for-sale                                    329,550     253,576     327,337
  Fixed maturity securities, held-to-matu-
   rity                                        114,222     127,617      75,648
  Mortgage loans                                94,703     104,730     126,134
Cost of purchases of:
  Fixed maturity securities, available-
   for-sale                                 (1,228,048) (1,975,130) (1,123,125)
  Fixed maturity securities, held-to-matu-
   rity                                        (60,612)   (140,763)   (131,820)
  Equity securities                           (446,599)   (212,142)   (131,483)
  Mortgage loans                              (108,691)   (209,399)   (145,964)
  Real estate                                   (3,786)    (16,554)    (10,985)
  Other invested assets                        (29,271)    (20,517)    (12,732)
Finance receivable originations or pur-
 chases                                       (175,876)   (167,298)   (134,867)
Finance receivable principal payments          142,723     123,515     104,539
Other, net                                     (43,662)    (19,292)     15,309
                                            ----------  ----------  ----------
    Net cash used for investing activities    (145,239)   (567,778)   (233,078)
                                            ----------  ----------  ----------
CASH FLOWS FROM FINANCING ACTIVITIES
Deposits credited to annuity and insurance
 contracts                                     657,405     710,525     647,237
Withdrawals from annuity and insurance
 contracts                                    (702,681)   (563,569)   (645,969)
Proceeds from issuance of surplus notes            --      124,967         --
Proceeds from issuance of debt by subsidi-
 ary                                            60,000      50,000      30,000
Payments on debt by subsidiary                 (21,000)    (10,000)     (9,100)
Other, net                                      (6,898)     (3,801)     (5,940)
                                            ----------  ----------  ----------
    Net cash provided by (used for) fi-
     nancing activities                        (13,174)    308,122      16,228
                                            ----------  ----------  ----------
Net increase (decrease) in cash and short-
 term investments                               58,713      (7,458)     14,659
Cash and short-term investments, beginning
 of year                                       121,199     128,657     113,998
                                            ----------  ----------  ----------
Cash and short-term investments, end of
 year                                       $  179,912  $  121,199  $  128,657
                                            ==========  ==========  ==========

       See accompanying notes to consolidated financial statements.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) NATURE OF OPERATIONS

The Minnesota Mutual Life Insurance Company (the Company), both directly and through its subsidiaries, provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

  The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units which focus on various markets: Individual, Financial Services, Group, and Pension. Revenues reported in 1996 by these business units were $780,250,000, $279,554,000, $213,461,000 and $104,059,000, respectively.
Additional revenues of $170,096,000 were reported by the Company's subsidiaries.

  At December 31, 1996, the Company was one of the 11 largest mutual life insurance company groups in the United States, as measured by total assets. The Company serves nearly seven million people through more than 4,000 associates located at its St. Paul headquarters and in 81 general agencies and 43 regional offices throughout the United States.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP), which vary in certain respects from accounting practices prescribed or permitted by state insurance regulatory authorities. The consolidated financial statements include the accounts of The Minnesota Mutual Life Insurance Company and its subsidiaries (collectively, "the Company"). All material intercompany transactions and balances have been eliminated.

  The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Actual results could vary from management's estimates.

New Accounting Principles

In 1995 and prior years, the Company prepared its financial statements according to statutory accounting practices prescribed or permitted by the Commerce Department of the State of Minnesota (Department of Commerce), and these accounting practices were considered GAAP for mutual life insurance companies.

  In April 1993, the Financial Accounting Standards Board (FASB) issued Interpretation No. 40 (the Interpretation), "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises." The Interpretation was supposed to become effective for fiscal years beginning after December 15, 1994 and stated that financial statements prepared in accordance with statutory accounting practices would no longer be considered to be in conformity with GAAP. The Interpretation requires all mutual life insurance companies that report their financial statements in conformity with GAAP to apply all applicable authoritative GAAP pronouncements, with the exception of Statements of Financial Accounting Standards (SFAS) No. 60, "Accounting and Reporting by Insurance Enterprises," No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and Realized Gains and Losses from the Sale of Investments," and No. 113, "Accounting for Reinsurance of Short-Duration and Long-Duration Contracts."

  In January 1995, the FASB issued SFAS 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long Duration Participating Contracts." This statement deferred the implementation of the Interpretation to fiscal years beginning after December 15, 1995 and extended the requirements of SFAS Nos. 60, 97 and 113 to mutual life insurance enterprises.

  SFAS No. 120 also requires mutual life insurance enterprises to adopt Statement of Position 95-1, "Accounting for Certain Insurance Activities of Mutual Life Insurance Enterprises," which was issued by the American Institute of Certified Public Accountants.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  The Company adopted SFAS No. 120 on January 1, 1996, and the accompanying 1994 and 1995 financial statements and related notes have been restated to conform with the presentation of the 1996 GAAP financial statements.

  The Company will continue to prepare financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners and states in which the Company is licensed to do business. The significant differences between statutory and GAAP financial results are presented in Note 12.

Insurance Revenues and Expenses

Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

  Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include the portion of claims not covered by and interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to gross margins.

Deferred Policy Acquisition Costs

The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

  For traditional life, accident and health and group life products, deferred acquisition costs are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

  For nontraditional life products and deferred annuities, deferred acquisition costs are amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins.

  Deferred acquisition costs amortized were $125,978,000, $104,940,000 and $86,477,000 for the years ended December 31, 1996, 1995 and 1994, respectively.

Finance Charge Income and Receivables

Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Accrual of finance charges and interest is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

Valuation of Investments

Fixed maturity securities (bonds) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and are carried at amortized cost, net of write-downs for other than temporary declines in value. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method. Fixed maturity securities which may be sold prior to maturity are classified as available-for-sale and carried at fair value.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  Equity securities (common stocks and preferred stocks) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by a subsidiary of the Company. These contributions are carried at the market value of the underlying net assets of the funds.

  Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral. Interest income on impaired mortgage loans is recorded on an accrual basis. However, when the likelihood of collection is doubtful, interest income is recognized when received.

  Fair values of fixed maturity securities and equity securities are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent pricing services which specialize in matrix pricing and modeling techniques for estimating fair values. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

  Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 1996 and 1995, was $5,968,000 and $8,342,000, respectively.

  Policy loans are carried at the unpaid principal balance.

Derivative Financial Instruments

The Company entered into equity swaps in 1996 as part of an overall risk management strategy. The swaps are used to hedge exposure to market risk on $400,000,000 of the Company's common stock portfolio. The swaps are based upon certain stock indices, and settlement with the counterparties will take place in January 1998. If, at the time of settlement for a particular swap, the designated stock index has fallen below a specified level, the counterparty will pay the Company an amount based upon the decline in the index and the stock portfolio value protected by the swap. If, at the time of settlement, the designated stock index has risen, the Company will pay the counterparty an amount based upon the increase in the index and 25% of the stock portfolio value protected by the swap.

  The basic types of risks associated with derivatives are market risk (that the value of the derivative will be adversely affected by changes in the market) and credit risk (that the counterparty will not perform according to the contract terms). To reduce credit risk, the swap contracts require that the counterparties maintain sufficient credit ratings and provide collateral under certain circumstances.

  The swaps are carried at fair value, which is based upon dealer quotes. Changes in fair value are recorded directly in policyowners' surplus. Upon settlement of the swaps, gains or losses are recognized in income.

Capital Gains and Losses

Realized and unrealized capital gains and losses are determined on the specific identification method. Write-downs of held-to-maturity securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

  Changes in the fair value of fixed maturity securities available-for-sale and equity securities are recorded as a separate component of policyowners' surplus, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

Property and Equipment

Property and equipment are carried at cost, net of accumulated depreciation of $81,962,000 and $75,507,000 at December 31, 1996 and 1995, respectively.
Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 1996, 1995 and 1994, was $6,454,000, $5,941,000 and $8,136,000, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the exclusive benefit of certain policyowners and contractholders. The Company receives administrative and investment advisory fees for services rendered on behalf of these funds. Separate account assets and liabilities are carried at fair value, based upon the market value of the investments held in the segregated funds.

  The Company periodically invests money in its separate accounts. The market value of such investments is included with separate account assets and amounted to $14,882,000 and $13,175,000 as of December 31, 1996 and 1995, respectively.

Policyowner Liabilities

Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments, and charges assessed for the cost of insurance, policy administration and surrenders.

  Future policy and contract benefits are comprised of reserves for traditional life, group life, and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity, and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions.

  Other policyowner funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

Participating Business

Substantially all of the Company's premium revenues are derived from participating policies. Dividends and other discretionary payments are declared by the Board of Trustees based upon actuarial determinations which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums.

Income Taxes

Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

Reinsurance Recoverables

Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) INVESTMENTS

Net investment income for the years ended December 31 was as follows:

                             1996      1995      1994
                           --------  --------  --------
                                 (IN THOUSANDS)
Fixed maturity securities  $433,985  $426,114  $417,698
Equity securities            14,275     8,883     4,485
Mortgage loans               63,865    58,943    49,676
Real estate                    (475)      497       648
Policy loans                 13,828    12,821    11,800
Short-term investments        6,535     6,716     4,262
Other invested assets         4,901     5,168     3,212
                           --------  --------  --------
  Gross investment income   536,914   519,142   491,781
Investment expenses          (5,927)   (4,095)   (5,680)
                           --------  --------  --------
    Total                  $530,987  $515,047  $486,101
                           ========  ========  ========

  Net realized capital gains (losses) for the years ended December 31 were as follows:

                            1996     1995     1994
                           -------  -------  -------
                               (IN THOUSANDS)
Fixed maturity securities  $(6,536) $24,025  $(2,528)
Equity securities           57,770   36,374   11,268
Mortgage loans                (721)    (207)     (82)
Real estate                  7,088    2,436    3,915
Other invested assets        1,945    4,015   13,196
                           -------  -------  -------
    Total                  $59,546  $66,643  $25,769
                           =======  =======  =======

  Gross realized gains (losses) on the sales of fixed maturity securities and equity securities for the years ended December 31 were as follows:

                                                  1996      1995      1994
                                                --------  --------  --------
                                                      (IN THOUSANDS)
Fixed maturity securities, available-for-sale:
  Gross realized gains                          $ 19,750  $ 34,898  $ 13,375
  Gross realized losses                          (26,286)  (10,873)  (15,903)
Equity securities:
  Gross realized gains                            79,982    52,670    21,538
  Gross realized losses                          (22,212)  (16,296)  (10,270)

  Net unrealized gains (losses) included in policyowners' surplus at December 31 were as follows:

                                                   1996      1995
                                                 --------  --------
                                                  (IN THOUSANDS)
Gross unrealized gains                           $314,576  $358,877
Gross unrealized losses                           (77,337)  (13,713)
Adjustment to deferred policy acquisition costs   (65,260)  (99,732)
Adjustment to unearned policy and contract fees    (8,192)  (11,665)
Deferred federal income taxes                     (55,475)  (80,515)
                                                 --------  --------
  Net unrealized gains                           $108,312  $153,252
                                                 ========  ========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

                                                GROSS UNREALIZED
                                     AMORTIZED  ----------------    FAIR
                                        COST     GAINS   LOSSES    VALUE
                                     ---------- -------- ------- ----------
                                                 (IN THOUSANDS)
DECEMBER 31, 1996
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities  $  302,820 $  2,397 $ 6,756 $  298,461
  States, municipalities, and polit-
   ical subdivisions                     11,296      759     --      12,055
  Foreign governments                     1,926      --       54      1,872
  Corporate securities                2,450,126  115,846  19,554  2,546,418
  Mortgage-backed securities          1,792,807   64,834  42,365  1,815,276
                                     ---------- -------- ------- ----------
    Total fixed maturities            4,558,975  183,836  68,729  4,674,082
  Equity securities--unaffiliated       353,983  107,172   5,168    455,987
  Equity securities--affiliated          75,526   18,284     --      93,810
                                     ---------- -------- ------- ----------
    Total equity securities             429,509  125,456   5,168    549,797
                                     ---------- -------- ------- ----------
      Total available-for-sale        4,988,484  309,292  73,897  5,223,879
Held-to-maturity:
  Corporate securities                  904,994   50,187   3,130    952,051
  Mortgage-backed securities            220,644    7,833   1,416    227,061
                                     ---------- -------- ------- ----------
    Total held-to-maturity            1,125,638   58,020   4,546  1,179,112
                                     ---------- -------- ------- ----------
      Total                          $6,114,122 $367,312 $78,443 $6,402,991
                                     ========== ======== ======= ==========
DECEMBER 31, 1995
Available-for-sale:
  United States government and gov-
   ernment agencies and authorities  $  261,669 $ 10,911 $   440 $  272,140
  States, municipalities, and polit-
   ical subdivisions                     26,317    3,262     --      29,579
  Foreign governments                     1,704      223     --       1,927
  Corporate securities                2,523,889  169,329   6,098  2,687,120
  Mortgage-backed securities          1,711,773   62,510   3,488  1,770,795
                                     ---------- -------- ------- ----------
    Total fixed maturities            4,525,352  246,235  10,026  4,761,561
Equity securities--unaffiliated         196,355   91,269   1,590    286,034
Equity securities--affiliated            81,199   17,649     --      98,848
                                     ---------- -------- ------- ----------
    Total equity securities             277,554  108,918   1,590    384,882
                                     ---------- -------- ------- ----------
      Total available-for-sale        4,802,906  355,153  11,616  5,146,443
Held-to-maturity:
  United States government and gov-
   ernment agencies and authorities         250        3     --         253
  States, municipalities, and polit-
   ical subdivisions                        525        6     --         531
  Corporate securities                  953,511   89,962     525  1,042,948
  Mortgage-backed securities            226,368   11,540     117    237,791
                                     ---------- -------- ------- ----------
    Total held-to-maturity            1,180,654  101,511     642  1,281,523
                                     ---------- -------- ------- ----------
      Total                          $5,983,560 $456,664 $12,258 $6,427,966
                                     ========== ======== ======= ==========

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  The amortized cost and estimated fair value of fixed maturity securities at December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                   AVAILABLE-FOR-SALE     HELD-TO-MATURITY
                                  --------------------- ---------------------
                                  AMORTIZED     FAIR    AMORTIZED     FAIR
                                     COST      VALUE       COST      VALUE
                                  ---------- ---------- ---------- ----------
                                                (IN THOUSANDS)
Due in one year or less           $   33,390 $   33,429 $    4,889 $    4,948
Due after one year through five
 years                               435,040    459,870    163,206    168,527
Due after five years through ten
 years                             1,383,954  1,429,460    223,848    235,754
Due after ten years                  913,784    936,047    513,051    542,822
                                  ---------- ---------- ---------- ----------
                                   2,766,168  2,858,806    904,994    952,051
Mortgage-backed securities         1,792,807  1,815,276    220,644    227,061
                                  ---------- ---------- ---------- ----------
  Total                           $4,558,975 $4,674,082 $1,125,638 $1,179,112
                                  ========== ========== ========== ==========

  At December 31, 1996 and 1995, bonds and certificates of deposit with a carrying value of $12,934,000 and $15,296,000, respectively, were on deposit with various regulatory authorities as required by law.

  Allowances for credit losses on investments are reflected on the consolidated balance sheets as a reduction of the related assets and were as follows:

                         1996    1995
                        ------- -------
                        (IN THOUSANDS)
Mortgage loans          $ 1,895 $ 1,711
Foreclosed real estate      535     400
Investment real estate    2,529   2,565
                        ------- -------
  Total                 $ 4,959 $ 4,676
                        ======= =======

  At December 31, 1996, the recorded investment in mortgage loans that were considered to be impaired was $6,518,000 before allowance for credit losses. Included in this amount is $2,225,000 of impaired loans, for which the related allowance for credit losses is $395,000, and $4,293,000 of impaired loans that, as a result of adequate fair market value of underlying collateral, do not have an allowance for credit losses.

  At December 31, 1995, the recorded investment in mortgage loans that were considered to be impaired was $12,232,000 before allowance for credit losses. Included in this amount is $3,256,000 of impaired loans, for which the related allowance for credit losses is $211,000, and $8,976,000 of impaired loans that, as a result of adequate fair market value of underlying collateral, do not have an allowance for credit losses.

  In addition to the allowance for credit losses on impaired mortgage loans, a general allowance for credit losses was established for potential impairments in the remainder of the mortgage loan portfolio. The general allowance was $1,500,000 at December 31, 1996, 1995 and 1994.

  Changes in the allowance for credit losses on mortgage loans were as follows:

                               1996    1995    1994
                              ------  ------  ------
                                 (IN THOUSANDS)
Balance at beginning of year  $1,711  $2,449  $2,412
Provision for credit losses      381     127     622
Charge-offs                     (197)   (865)   (585)
                              ------  ------  ------
  Balance at end of year      $1,895  $1,711  $2,449
                              ======  ======  ======

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)INVESTMENTS (CONTINUED)

  Below is a summary of interest income on impaired mortgage loans.

                                                          1996   1995    1994
                                                         ------ ------- -------
                                                             (IN THOUSANDS)
Average impaired mortgage loans                          $9,375 $15,845 $20,236
Interest income on impaired mortgage loans--contractual   1,796   1,590   2,103
Interest income on impaired mortgage loans--collected     1,742   1,515   1,963

(4) NET FINANCE RECEIVABLES

Finance receivables as of December 31 were as follows:

                                       1996      1995
                                     --------  --------
                                      (IN THOUSANDS)
Direct installment loans             $204,038  $178,262
Retail installment notes               30,843    32,345
Retail revolving credit                24,863    14,864
Credit card receivables                 3,541     4,479
Accrued interest                        3,404     3,147
                                     --------  --------
Gross receivables                     266,689   233,097
Allowance for uncollectible amounts    (7,497)   (6,377)
                                     --------  --------
  Finance receivables, net           $259,192  $226,720
                                     ========  ========

  Direct installment loans at December 31, 1996 consisted of $93,127,000 of discount basis loans (net of unearned finance charges) and $110,911,000 of interest-bearing loans. As of December 31, 1995, discount basis loans amounted to $92,351,000 and interest-bearing loans amounted to $85,911,000. Direct installment loans generally have a maximum term of 84 months. Retail installment notes are principally discount basis, arise from the sale of household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Experience has shown that a substantial portion of finance receivables will be renewed, converted or paid in full prior to maturity.

  Principal cash collections of direct installment loans amounted to $92,438,000, $75,865,000 and $70,941,000, and the percentage of these cash collections to average net balances was 48%, 47% and 55% for the years ended December 31, 1996, 1995 and 1994, respectively.

  Changes in the allowance for uncollectible amounts for the years ended December 31 were as follows:

                               1996     1995    1994
                              -------  ------  ------
                                 (IN THOUSANDS)
Balance at beginning of year  $ 6,377  $5,360  $4,801
Provision for credit losses    10,086   6,140   4,652
Charge-offs                   (11,036) (6,585) (5,305)
Recoveries                      2,070   1,462   1,212
                              -------  ------  ------
  Balance at end of year      $ 7,497  $6,377  $5,360
                              =======  ======  ======

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(5) INCOME TAXES

Income tax expense varies from the amount computed by applying the federal income tax rate of 35% to income from operations before taxes. The significant components of this difference were as follows:

                           1996     1995     1994
                          -------  -------  -------
                              (IN THOUSANDS)
Computed tax expense      $69,753  $74,631  $49,781
Differences between
 computed and actual tax
 expense:
  Dividends received
   deduction               (2,534)  (1,710)  (1,293)
  Special tax on mutual
   life insurance
   companies                2,760   10,134    9,880
  Tax credits              (3,475)  (1,840)  (1,150)
  Expense adjustments and
   other                    2,273    2,159    4,912
                          -------  -------  -------
    Total tax expense     $68,777  $83,374  $62,130
                          =======  =======  =======

  The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                        1996     1995
                                                      -------- --------
                                                         (IN THOUSANDS)
Deferred tax assets:
  Policyowner liabilities                             $ 15,854 $ 22,151
  Unearned fee income                                   43,232   43,576
  Pension and post-retirement benefits                  21,815   20,187
  Tax deferred policy acquisition costs                 58,732   47,228
  Net realized capital losses                            8,275    7,881
  Other                                                 19,229   17,997
                                                      -------- --------
    Gross deferred tax assets                          167,137  159,020
Deferred tax liabilities:
  Deferred policy acquisition costs                    206,331  188,906
  Real estate and property and equipment depreciation   10,089    9,049
  Basis difference on investments                        8,605    7,402
  Net unrealized capital gains                          81,339  119,604
  Other                                                 10,438    7,964
                                                      -------- --------
    Gross deferred tax liabilities                     316,802  332,925
                                                      -------- --------
      Net deferred tax liability                      $149,665 $173,905
                                                      ======== ========

  A valuation allowance for deferred tax assets was not considered necessary as of December 31, 1996 and 1995, because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

  Income taxes paid for the years ended December 31, 1996, 1995 and 1994, were $79,026,000, $64,390,000 and $45,268,000, respectively.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Activity in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                  1996     1995      1994
                                -------- --------  --------
                                      (IN THOUSANDS)
Balance at January 1            $377,302 $349,311  $323,304
  Less: reinsurance recoverable   80,333   61,624    51,549
                                -------- --------  --------
Net balance at January 1         296,969  287,687   271,755
                                -------- --------  --------
Incurred related to:
  Current year                   134,727  129,896   129,028
  Prior years                      4,821   (4,014)      860
                                -------- --------  --------
Total incurred                   139,548  125,882   129,888
                                -------- --------  --------
Paid related to:
  Current year                    51,695   47,620    46,270
  Prior years                     70,073   68,980    67,686
                                -------- --------  --------
Total paid                       121,768  116,600   113,956
                                -------- --------  --------
Net balance at December 31       314,749  296,969   287,687
  Plus: reinsurance recoverable  102,161   80,333    61,624
                                -------- --------  --------
Balance at December 31          $416,910 $377,302  $349,311
                                ======== ========  ========

  The liability for unpaid accident and health claims and claim adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

  Incurred claims related to prior years are due to the differences between actual and estimated claims incurred as of the end of the prior year and interest credited to future policy and contract benefits.

(7) EMPLOYEE BENEFIT PLANS

Pension Plans

The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly stocks and bonds which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations. The Company also has an unfunded noncontributory defined benefit retirement plan which provides certain employees with benefits in excess of limits for qualified retirement plans.

  Net periodic pension cost for the years ended December 31 included the following components:

                                                    1996      1995     1994
                                                  --------  --------  -------
                                                       (IN THOUSANDS)
Service cost--benefits earned during the period   $  6,019  $  5,294  $ 4,880
Interest accrued on projected benefit obligation     8,541     7,935    7,382
Actual return on plan assets                       (12,619)  (18,061)  (1,331)
Net amortization and deferral                        4,698    11,811   (5,094)
                                                  --------  --------  -------
  Net periodic pension cost                       $  6,639  $  6,979  $ 5,837
                                                  ========  ========  =======

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The funded status for the Company's plans as of December 31 was calculated as follows:

                                           FUNDED PLANS       UNFUNDED PLAN
                                         ------------------  ----------------
                                           1996      1995     1996     1995
                                         --------  --------  -------  -------
                                                  (IN THOUSANDS)
Actuarial present value of benefit ob-
 ligations:
  Vested benefit obligation              $ 61,328  $ 56,428  $   --   $   --
  Non-vested benefit obligation            19,119    16,599    5,912    4,539
                                         --------  --------  -------  -------
    Accumulated benefit obligation       $ 80,447  $ 73,027  $ 5,912  $ 4,539
                                         ========  ========  =======  =======
Pension liability included in other li-
 abilities:
  Projected benefit obligation           $117,836  $105,180  $12,576  $10,430
  Plan assets at fair value               115,107   102,594      --       --
                                         --------  --------  -------  -------
  Plan assets less than projected bene-
   fit obligation                           2,729     2,586   12,576   10,430
  Unrecognized net gain (loss)              3,633     2,095   (2,332)  (1,187)
  Unrecognized prior service cost            (364)     (213)     --       --
  Unamortized transition asset (obliga-
   tion)                                    2,422     2,643   (8,451)  (9,219)
  Additional minimum liability                --        --     4,119    4,515
                                         --------  --------  -------  -------
    Net pension liability                $  8,420  $  7,111  $ 5,912  $ 4,539
                                         ========  ========  =======  =======

  A weighted average discount rate of 7.5% and a weighted average rate of increase in future compensation levels of 5.8% were used in determining the actuarial present value of the projected benefit obligation at December 31, 1996 and 1995. The assumed long-term rate of return on plan assets was either 7.5% or 8.5%, depending on the plan.

Profit Sharing Plans

The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the trustees of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 1996, 1995 and 1994 of $6,092,000, $6,595,000 and $6,866,000, respectively.
Participants may elect to receive a portion of their contributions in cash.

Postretirement Benefits Other than Pensions

The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

Components of net periodic postretirement benefit cost for the years ended December 31 were as follows:

                                                   1996    1995    1994
                                                  ------  ------  ------
                                                     (IN THOUSANDS)
Service cost--benefits earned during the period   $1,011  $1,276  $1,760
Interest accrued on projected benefit obligation   2,041   2,452   2,298
Amortization of prior service cost                  (513)   (513)   (223)
Amortization of net gain                            (177)    --      --
                                                  ------  ------  ------
  Net periodic postretirement benefit cost        $2,362  $3,215  $3,835
                                                  ======  ======  ======

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) EMPLOYEE BENEFIT PLANS (CONTINUED)

  The accumulated postretirement benefit obligation and the accrued postretirement benefit liability for the years ended December 31 were as follows:

                                                         1996    1995
                                                        ------- -------
                                                        (IN THOUSANDS)
Accumulated postretirement benefit obligation:
  Retirees                                              $10,238 $11,875
  Other fully eligible plan participants                  4,594   5,535
  Other active plan participants                          9,514   9,809
                                                        ------- -------
    Total accumulated postretirement benefit obligation  24,346  27,219
Unrecognized prior service cost                           4,107   4,620
Unrecognized net gain                                     9,880   4,743
                                                        ------- -------
      Accrued postretirement benefit liability          $38,333 $36,582
                                                        ======= =======

  The discount rate used in determining the accumulated postretirement benefit obligation for 1996 and 1995 was 7.5%. The 1996 net health care cost trend rate was 9.0%, graded to 5.5% over 7 years, and the 1995 rate was 11.0%, graded to 5.5% over 11 years.

  The assumptions presented herein are based on pertinent information available to management as of December 31, 1996 and 1995. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1996 by $4,262,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 1996 by $583,000.

(8) REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies.

  Reinsurance is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

  The effect of reinsurance on premiums for the years ended December 31 was as follows:

                       1996      1995      1994
                     --------  --------  --------
                           (IN THOUSANDS)
Direct premiums      $615,098  $600,841  $558,066
Reinsurance assumed    64,489    64,792    60,939
Reinsurance ceded     (67,228)  (61,863)  (56,987)
                     --------  --------  --------
      Net premiums   $612,359  $603,770  $562,018
                     ========  ========  ========

  Reinsurance recoveries on ceded reinsurance contracts were $72,330,000, $58,338,000 and $60,970,000 during 1996, 1995 and 1994, respectively.

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9) FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 1996 and 1995. Although management is not aware of any factors that would significantly affect the estimated fair values, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgment is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

  Please refer to Note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages and derivatives. The carrying amounts for policy loans, cash, short term investments and finance receivables approximate the assets' fair values.

  The interest rates on the finance receivables outstanding as of December 31, 1996 and 1995, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 1996 and 1995, approximate the fair value for those respective dates.

  The fair values of deferred annuities, annuity certain contracts, and other fund deposits, which have guaranteed interest rates and surrender charges, are estimated to be the amount payable on demand as of December 31, 1996 and 1995. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments. The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued.

  Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

  The carrying amounts and fair values of the Company's financial instruments which were classified as assets as of December 31 were as follows:

                                    1996                  1995
                            --------------------- ---------------------
                             CARRYING     FAIR     CARRYING     FAIR
                              AMOUNT     VALUE      AMOUNT     VALUE
                            ---------- ---------- ---------- ----------
                                          (IN THOUSANDS)
Fixed maturity securities:
  Available-for-sale        $4,674,082 $4,674,082 $4,761,561 $4,761,561
  Held-to-maturity           1,125,638  1,179,112  1,180,654  1,281,523
Equity securities              549,797    549,797    384,882    384,882
Mortgage loans:
  Commercial                   432,198    445,976    373,897    391,089
  Residential                  176,610    180,736    234,640    239,723
Policy loans                   204,178    204,178    198,716    198,716
Short-term investments         122,772    122,772     72,841     72,841
Cash                            57,140     57,140     48,358     48,358
Finance receivables, net       259,192    259,192    226,720    226,720
Derivatives                      1,197      1,197        --         --
                            ---------- ---------- ---------- ----------
    Total financial assets  $7,602,804 $7,674,182 $7,482,269 $7,605,413
                            ========== ========== ========== ==========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9) FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

  The carrying amounts and fair values of the Company's financial instruments which were classified as liabilities as of December 31 were as follows:

                                         1996                  1995
                                 --------------------- ---------------------
                                  CARRYING     FAIR     CARRYING     FAIR
                                   AMOUNT     VALUE      AMOUNT     VALUE
                                 ---------- ---------- ---------- ----------
                                               (IN THOUSANDS)
Deferred annuities               $2,178,355 $2,152,636 $2,178,223 $2,156,886
Annuity certain contracts            52,636     53,962     48,492     50,732
Other fund deposits                 808,592    805,709    856,535    847,975
Guaranteed investment contracts      18,770     18,866     47,426     47,987
Supplementary contracts without
 life contingencies                  47,966     47,536     41,431     39,962
Notes payable                       319,000    325,974    279,967    294,103
                                 ---------- ---------- ---------- ----------
    Total financial liabilities  $3,425,319 $3,404,683 $3,452,074 $3,437,645
                                 ========== ========== ========== ==========

(10) NOTES PAYABLE

In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyowners' interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Department of Commerce. The approved accrued interest was $3,008,000 as of December 31, 1996 and 1995. The issuance costs of $1,403,000 are deferred and amortized over 30 years on a straight-line basis.

  Notes payable as of December 31 were as follows:

                                                              1996     1995
                                                            -------- --------
                                                             (IN THOUSANDS)
Corporate--surplus notes, 8.25%, 2025                       $125,000 $124,967
Consumer finance subsidiary--senior, 6.53%--8.77%, through
 2003                                                        194,000  155,000
                                                            -------- --------
    Total notes payable                                     $319,000 $279,967
                                                            ======== ========

  At December 31, 1996, the aggregate minimum annual notes payable maturities for the next five years were as follows: 1997, $21,000,000; 1998, $31,000,000;
1999, $49,000,000; 2000, $33,000,000; 2001, $26,000,000.

  Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth. As of December 31, 1996, the consumer finance subsidiary was required to have a minimum liquid net worth of $41,354,000. Liquid net worth at that date was $51,803,000.

  Interest paid on debt for the years ended December 31, 1996, 1995 and 1994, was $21,849,000, $6,504,000 and $5,378,000, respectively.

(11) COMMITMENTS AND CONTINGENCIES

The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company.

  The Company has issued certain participating group annuity and life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of

              THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) COMMITMENTS AND CONTINGENCIES (CONTINUED)

$328,346,000 as of December 31, 1996. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

  The Company has long-term commitments to fund venture capital and real estate investments totaling $142,469,000 as of December 31, 1996. The Company estimates that $35,000,000 of these commitments will be invested in 1997, with the remaining $107,469,000 invested over the next four years.

  As of December 31, 1996, the Company had committed to purchase bonds and mortgage loans totaling $74,123,000 but had not completed the purchase transactions.

  At December 31, 1996, the Company had guaranteed the payment of $68,700,000 in policyowner dividends and discretionary amounts payable in 1997. The Company has pledged bonds, valued at $70,336,000, to secure this guarantee.

  The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Associations. An asset is held for the amount of guaranty fund assessments paid which can be recovered through future premium tax credits.

(12) STATUTORY FINANCIAL DATA

Statutory accounting is primarily focused on solvency and surplus adequacy. Therefore, fundamental differences exist between statutory and GAAP accounting, and their effects on income and policyowners' surplus are illustrated below:

                           POLICYOWNERS' SURPLUS           NET INCOME
                           ----------------------  ----------------------------
                              1996        1995       1996      1995      1994
                           ----------  ----------  --------  --------  --------
                                            (IN THOUSANDS)
Statutory basis            $  682,886  $  601,565  $115,797  $ 88,706  $ 65,123
Adjustments:
  Deferred policy acquisi-
   tion costs                 589,517     539,732    15,312    29,822    43,974
  Net unrealized invest-
   ment gains                 111,575     235,143       --        --        --
  Statutory asset valua-
   tion reserve               240,474     201,721       --        --        --
  Statutory interest main-
   tenance reserve             24,707      32,899    (8,192)   12,976    (4,426)
  Premiums and fees de-
   ferred or receivable       (75,716)    (77,444)    1,587       497    (2,310)
  Change in reserve basis      98,406      77,464    20,114    12,382    (1,444)
  Separate accounts           (40,755)    (36,010)   (6,304)     (854)   (5,837)
  Unearned policy and con-
   tract fees                (121,843)   (122,786)   (2,530)   (4,410)  (10,406)
  Surplus notes              (125,000)   (124,967)      --        --        --
  Net deferred taxes         (149,665)   (173,905)      744   (11,995)    1,511
  Nonadmitted assets           31,531      28,211       --        --        --
  Policyowner dividends        57,765      57,263       502     4,660     2,446
  Other                       (25,454)    (26,036)   (6,512)   (1,925)   (8,528)
                           ----------  ----------  --------  --------  --------
    As reported in the
     accompanying
     consolidated
     financial statements  $1,298,428  $1,212,850  $130,518  $129,859  $ 80,103
                           ==========  ==========  ========  ========  ========

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                SCHEDULE I

     SUMMARY OF INVESTMENTS--OTHER THAN INVESTMENTS IN RELATED PARTIES

                             DECEMBER 31, 1996

                                                                   AS SHOWN
                                                       MARKET   ON THE BALANCE
TYPE OF INVESTMENT                         COST(3)     VALUE       SHEET(1)
------------------                        ---------- ---------- --------------
                                                     (IN THOUSANDS)
Bonds:
  United States government and government
   agencies and authorities               $  302,820 $  298,461   $  298,461
  States, municipalities and political
   subdivisions                               11,296     12,055       12,055
  Foreign governments                          1,926      1,872        1,872
  Public utilities                           547,228    590,445      573,030
  Mortgage-backed securities               2,013,451  2,042,337    2,035,920
  All other corporate bonds                2,807,892  2,908,024    2,878,382
                                          ---------- ----------   ----------
    Total bonds                            5,684,613  5,853,194    5,799,720
                                          ---------- ----------   ----------
Equity securities:
  Common stocks:
    Public utilities                             510        611          611
    Banks, trusts and insurance companies     12,824     21,484       21,484
    Industrial, miscellaneous and all
     other                                   329,792    422,401      422,401
  Nonredeemable preferred stocks              10,857     11,491       11,491
                                          ---------- ----------   ----------
      Total equity securities                353,983    455,987      455,987
                                          ---------- ----------   ----------
Mortgage loans on real estate                608,808     xxxxxx      608,808
Real estate (2)                               43,082     xxxxxx       43,082
Policy loans                                 204,178     xxxxxx      204,178
Other long-term investments                   98,247     xxxxxx       98,247
Short-term investments                       122,772     xxxxxx      122,772
                                          ----------              ----------
      Total                               $1,077,087     xxxxxx   $1,077,087
                                          ----------              ----------
Total investments                         $7,115,683     xxxxxx   $7,332,794
                                          ==========              ==========

-------

(1) Amortized cost for bonds classified as held-to-maturity and fair value for common stocks and bonds classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $1,810,000.

(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for bonds and other investments.

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                  SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION

                              (IN THOUSANDS)

                                   AS OF DECEMBER 31,                                     FOR THE YEARS ENDED DECEMBER 31,
                   --------------------------------------------------- ------------------------------------------------------------
                               FUTURE POLICY                                                                AMORTIZATION
                    DEFERRED      BENEFITS                OTHER POLICY                         BENEFITS,    OF DEFERRED
                     POLICY    LOSSES, CLAIMS              CLAIMS AND                NET     CLAIMS, LOSSES    POLICY      OTHER
                   ACQUISITION AND SETTLEMENT  UNEARNED     BENEFITS    PREMIUM   INVESTMENT AND SETTLEMENT ACQUISITION  OPERATING
SEGMENT               COSTS     EXPENSES(1)   PREMIUMS(2)   PAYABLE    REVENUE(3)   INCOME      EXPENSES       COSTS     EXPENSES
-------            ----------- -------------- ----------- ------------ ---------- ---------- -------------- ------------ ----------
                                                                         (IN THOUSANDS)
1996:
 Life insurance     $456,461     $2,123,148    $149,152     $51,772     $568,874   $223,762     $478,228      $ 97,386   $290,525
 Accident and
 health insurance     62,407        437,118      33,770      18,774      160,097     34,202       96,743        14,017     87,222
 Annuity              70,649      3,360,614         --           31       79,245    267,473      243,387        14,575    111,366
 Property and
 liability
 insurance               --          27,855      24,189         --        50,109      5,550       36,933           --      19,033
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $589,517     $5,948,735    $207,111     $70,577     $858,325   $530,987     $855,291      $125,978   $508,146
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1995:
 Life insurance     $430,829     $2,009,154    $151,864     $41,212     $540,353   $203,487     $454,299      $ 80,896   $266,090
 Accident and
 health insurance     55,888        400,950      34,847      14,567      153,505     33,358       93,482        11,448     83,345
 Annuity              53,015      3,401,760         --           33       74,899    272,499      260,854        12,596     86,716
 Property and
 liability
 insurance               --          30,117      23,783         --        49,216      5,703       33,563           --      18,090
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $539,732     $5,841,981    $210,494     $55,812     $817,973   $515,047     $842,198      $104,940   $454,241
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========
1994:
 Life insurance     $510,117     $1,867,170    $133,221     $47,099     $505,300   $192,141     $443,233      $ 59,351   $245,791
 Accident and
 health insurance     46,506        352,955      36,529      17,142      136,619     30,119       93,359        12,401     75,380
 Annuity              92,664      3,263,042         --           12       60,479    258,196      238,301        14,725     79,498
 Property and
 liability
 insurance               --          32,807      21,865         --        47,735      5,645       33,829           --      18,717
                    --------     ----------    --------     -------     --------   --------     --------      --------   --------
                    $649,287     $5,515,974    $191,615     $64,253     $750,133   $486,101     $808,722      $ 86,477   $419,386
                    ========     ==========    ========     =======     ========   ========     ========      ========   ========

                    FOR THE YEARS ENDED DECEMBER 31,
                    --------------------------------
                                 PREMIUMS
SEGMENT                         WRITTEN(4)
-------                         ----------
                               (IN THOUSANDS)
1996:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and
 liability
 insurance                        50,515
                                 -------
                                 $50,515
                                 =======
1995:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and
 liability
 insurance                        51,133
                                 -------
                                 $51,133
                                 =======
1994:
 Life insurance
 Accident and
 health insurance
 Annuity
 Property and
 liability
 insurance                        47,073
                                 -------
                                 $47,073
                                 =======

-----

(1) Includes policy and contract account balances

(2) Includes unearned policy and contract fees

(3) Includes policy and contract fees

(4) Applies only to property and liability insurance

 THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                SCHEDULE IV

                                  REINSURANCE

           FOR THE YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                            PERCENTAGE
                                        CEDED TO     ASSUMED                OF AMOUNT
                                          OTHER    FROM OTHER      NET      ASSUMED TO
                          GROSS AMOUNT  COMPANIES   COMPANIES     AMOUNT       NET
                          ------------ ----------- ----------- ------------ ----------
                                                 (IN THOUSANDS)
1996:
 Life insurance in force  $116,445,975 $15,164,764 $22,957,287 $124,238,498    18.5%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    347,056 $    45,988 $    63,044 $    364,112    17.3%
   Accident and health
    insurance                  174,219      15,511       1,389      160,097     0.9%
   Annuity                      38,041          --          --       38,041      --
   Property and liability
    insurance                   55,782       5,729          56       50,109     0.1%
                          ------------ ----------- ----------- ------------
     Total premiums       $    615,098 $    67,228 $    64,489 $    612,359    10.5%
                          ============ =========== =========== ============
1995:
 Life insurance in force  $106,228,277 $15,620,303 $24,289,241 $114,897,215    21.1%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    342,433 $    44,778 $    62,169 $    359,824    17.3%
   Accident and health
    insurance                  163,412      12,296       2,389      153,505     1.6%
   Annuity                      41,225          --          --       41,225      --
   Property and liability
    insurance                   53,771       4,789         234       49,216     0.5%
                          ------------ ----------- ----------- ------------
     Total premiums       $    600,841 $    61,863 $    64,792 $    603,770    10.7%
                          ============ =========== =========== ============
1994:
 Life insurance in force  $ 99,220,067 $13,570,369 $23,520,616 $109,170,314    21.5%
                          ============ =========== =========== ============
 Premiums:
   Life insurance         $    322,799 $    38,088 $    59,064 $    343,775    17.2%
   Accident and health
    insurance                  145,333      10,007       1,293      136,619     0.9%
   Annuity                      33,889          --          --       33,889      --
   Property and liability
    insurance                   56,045       8,892         582       47,735     1.2%
                          ------------ ----------- ----------- ------------
     Total premiums       $    558,066 $    56,987 $    60,939 $    562,018    10.8%
                          ============ =========== =========== ============

                                  PART C

                             OTHER INFORMATION

                    Minnesota Mutual Variable Annuity Account

                   Cross Reference Sheet to Other Information

Form N-4

Item Number   Caption in Other Information

   24.        Financial Statements and Exhibits

   25.        Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.        Number of Contract Owners

   28.        Indemnifications

   29.        Principal Underwriters

   30.        Location of Accountrsa and Records

   31.        Management Services

   32.        Undertakings

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS


    (a) Audited Financial Statements of Minnesota Mutual Variable Annuity Account for the fiscal year ended December 31, 1996, are included in Part B of this filing and consist of the following:


         1.  Independent Auditors' Report.

         2.  Statements of Assets and Liabilities.

         3.  Statements of Operations.

         4.  Statements of Changes in Net Assets.

         5.  Notes to Financial Statements.


    (b) Audited Financial Statements of the Depositor, The Minnesota Mutual Life Insurance Company, for the fiscal year ended December 31, 1996 and 1995, are included in Part B of this filing and consist of the following:


         1. Independent Auditors' Report - The Minnesota Mutual Life Insurance Company.

         2. Balance Sheets - The Minnesota Mutual Life Insurance Company.

         3. Statements of Operations and Policyowners' Surplus - The Minnesota Mutual Life Insurance Company.

         4. Statements of Cash Flows - The Minnesota Mutual Life
            Insurance Company.

         5. Notes to Financial Statements - The Minnesota Mutual Life Insurance Company.

         6. Summary of Investments-Other than Investments in Related Parties - The Minnesota Mutual Life Insurance Company.

         7. Supplementary Insurance Information - The Minnesota Mutual Life Insurance Company.

         8. Reinsurance - The Minnesota Mutual Life Insurance Company.




    (c)  Exhibits


        1.  The Resolution of The Minnesota Mutual Life Insurance
            Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account.


        2.  Not applicable.

        3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and MIMLIC Sales Corporation.


            (b) Schedule A.


         4. (a) Flexible Payment Deferred Variable Annuity Contract, form
                87-9154.


            (b) Individual Retirement Annuity Agreement, form 83-9058
                Rev. 3-1997.


            (c) Endorsement, form 87-9157.


            (d) Endorsement, form 87-9164.


            (e) Flexible Payment Deferred Variable Annuity Contract, form
                87-9154 Rev. 2-88.


            (f) Endorsement, form 87-9172.


            (g) Tax Sheltered Annuity Amendment, form 88-9213.


            (h) Endorsement, form 91-9258.


            (i) Flexible Payment Deferred Variable Annuity Contract, form
                87-9154 Rev. 3-91.


         5. (a) Application, form 87-9155 Rev. 6-87.

            (b) Application, form 87-9156 Rev. 6-87.


            (c) Application, form 84-9093 Rev. 2-94.


         6. Certificate of Incorporation and Bylaws.


            (a) The Articles of Re-Incorporation of the Depositor.


            (b) The Bylaws of the Depositor.


         7. Not applicable.

         8. Not applicable.

         9. Opinion and consent of Donald F. Gruber, Esq.

        10. Consent of KPMG Peat Marwick LLP.

        11. Not applicable.

        12. Not applicable.

        13. Schedule for Computation of Performance Quotation


            (a) Stock Segregated Sub-Account Performance Calculations.


            (b) Bond Segregated Sub-Account Performance Calculations.


            (c) Money Market Segregated Sub-Account Performance  Calculations.

            (d) Managed Segregated Sub-Account Performance Calculations.


            (e) Mortgage Securities Segregated Sub-Account Performance
                Calculations.


            (f) Index Segregated Sub-Account Performance Calculations.


            (g) Aggressive Growth Segregated Sub-Account Performance
                Calculations.


            (h) International Stock Segregated Sub-Account Performance
                Calculations.


            (i) Small Company Segregated Sub-Account Performance Calculations.


            (j) Value Stock Segregated Sub-Account Performance Calculations.


            (k) Maturing Government Bond - 1998 Segregated Sub-Account
                Performance Calculations.


            (l) Maturing Government Bond - 2002 Segregated Sub-Account
                Performance Calculations.


            (m) Maturing Government Bond - 2006 Segregated Sub-Account
                Performance Calculations.


            (n) Maturing Government Bond - 2010 Segregated Sub-Account
                Performance Calculations.


        14. (a) Financial Data Schedule - MIMLIC Growth Sub-Account

            (b) Financial Data Schedule - MIMLIC Bond Sub-Account

            (c) Financial Data Schedule - MIMLIC Money Market Sub-Account

            (d) Financial Data Schedule - MIMLIC Asset Allocation Sub-Account

            (e) Financial Data Schedule - MIMLIC Mortgage Securities Sub-Account

            (f) Financial Data Schedule - MIMLIC Index 500 Sub-Account

            (g) Financial Data Schedule - MIMLIC Capital Appreciation
                Sub-Account

            (h) Financial Data Schedule - MIMLIC International Stock Sub-Account

            (i) Financial Data Schedule - MIMLIC Small Company Sub-Account

            (j) Financial Data Schedule - MIMLIC MGB 1998 Sub-Account

            (k) Financial Data Schedule - MIMLIC MGB 2002 Sub-Account

            (l) Financial Data Schedule - MIMLIC MGB 2006 Sub-Account

            (m) Financial Data Schedule - MIMLIC MGB 2010 Sub-Account

            (n) Financial Data Schedule - MIMLIC Value Stock Sub-Account


        15. The Minnesota Mutual Life Insurance Company Power of Attorney To Sign Registration Statements, previously filed as this Exhibit to Registrant's Form N-4, File Number 33-12333, Post-Effective Amendment Number 9, is hereby incorporated by reference.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal           Positions and Offices        Positions and Offices
 Business Address            with Insurance Company           with Registrant
------------------           ----------------------       ---------------------


Giulio Agostini              Trustee                      None
3M
3M Center -
 Executive 220-14W-08
St. Paul, MN 55144-1000


Anthony L. Andersen          Trustee                      None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114

John F. Bruder               Senior Vice President        None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell            Vice President               None
The Minnesota Mutual Life

 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Paul H. Gooding              Vice President and           None
The Minnesota Mutual Life     Treasurer
 Insurance Company
400 Robert Street North
St. Paul, MN 55101


John F. Grundhofer           Trustee                      None
First Bank System, Inc.
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302


Harold V. Haverty            Trustee                      None
Deluxe Corporation
401 Woodduck Lane
North Oaks, MN  55127


Robert E. Hunstad            Executive Vice President     None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson             Senior Vice President        None
The Minnesota Mutual Life     and Actuary
Insurance Company
400 Robert Street North
St. Paul, MN 55101




David S. Kidwell, Ph.D.      Trustee                      None
The Curtis L. Carlson
 School of Management
University of Minnesota
271 19th Avenue South
Minneapolis, MN 55455

Reatha C. King, Ph.D.        Trustee                      None
General Mills Foundation
P. O. Box 1113
Minneapolis, MN 55440

Richard D. Lee               Vice President               None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Joel W. Mahle                Vice President               None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North

St. Paul, MN 55101

Dennis E. Prohofsky          Senior Vice President,       None
The Minnesota Mutual Life     General Counsel and
 Insurance Company            Secretary
400 Robert Street North
St. Paul, MN 55101

Thomas E. Rohricht           Trustee                      None
Doherty, Rumble & Butler
 Professional Association
2800 Minnesota World Trade Center
30 East Seventh Street
St. Paul, MN 55101-4999


Terry Tinson Saario, Ph.D.   Trustee                      None
3141 Dean Court #1202
Minneapolis, MN  55416


Robert L. Senkler            Chairman, President and      None
The Minnesota Mutual Life     Chief Executive Officer
 Insurance Company
400 Robert Street North
St. Paul, MN 55101


Michael E. Shannon           Trustee                      None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102


Gregory S. Strong            Vice President and           None
The Minnesota Mutual Life     Actuary
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Terrence M. Sullivan         Senior Vice President        None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake             Senior Vice President        None
The Minnesota Mutual Life
 Insurance Company
400 Robert Street North
St. Paul, MN 55101


Frederick T. Weyerhaeuser    Trustee                      None
Clearwater Investment Trust
332 Minnesota Street
Suite W-2090
St. Paul, MN 55101-1308

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Wholly-owned subsidiaries of The Minnesota Mutual Life Insurance Company:

          MIMLIC Asset Management Company
          The Ministers Life Insurance Company
          MIMLIC Corporation
          Minnesota Fire and Casualty Company
          Northstar Life Insurance Company (New York)
          Robert Street Energy, Inc.


Open-end registered investment company offering shares solely to separate accounts of The Minnesota Mutual Life Insurance Company and Northstar Life Insurance Company:


          Advantus Series Fund, Inc.


Wholly-owned subsidiaries of MIMLIC Asset Management Company:

          MIMLIC Sales Corporation
          Advantus Capital Management, Inc.

Wholly-owned subsidiaries of MIMLIC Corporation:


          DataPlan Securities, Inc. (Ohio)
          MIMLIC Imperial Corporation
          MIMLIC Funding, Inc.
          MIMLIC Venture Corporation
          Personal Finance Company (Delaware)
          Wedgewood Valley Golf, Inc.
          Ministers Life Resources, Inc.
          Enterprise Holding Corporation
          HomePlus Insurance Agency, Inc.
          MCM Funding 1997-1, Inc.


Wholly-owned subsidiaries of Enterprise Holding Corporation:


          Oakleaf Service Corporation
          Lafayette Litho, Inc.
          Financial Ink Corporation
          Concepts in Marketing Research Corporation
          Concepts in Marketing Services Corporation


Wholly-owned subsidiary of Minnesota Fire and Casualty Company:

          HomePlus Insurance Company

Majority-owned subsidiaries of MIMLIC Imperial Corporation:


          J. H. Shoemaker Advisory Corporation (Tennessee)
          Consolidated Capital Advisors, Inc. (Tennessee)


Majority-owned subsidiary of MIMLIC Sales Corporation:


          MIMLIC Insurance Agency of Ohio, Inc. (Ohio)


Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

          C.R.I. Securities, Inc.

Majority-owned subsidiaries of The Minnesota Mutual Life Insurance Company:


          MIMLIC Life Insurance Company (Arizona)
          MIMLIC Cash Fund, Inc.
          Advantus Cornerstone Fund, Inc.
          Advantus Enterprise Fund, Inc.
          Advantus International Balanced Fund, Inc.
          Advantus Venture Fund, Inc.
          Advantus Index 500 Fund, Inc.


Less than majority-owned, but greater than 25% owned, subsidiaries of The Minnesota Mutual Life Insurance Company:

          Advantus Horizon Fund, Inc.
          Advantus Money Market Fund, Inc.

Less than 25% owned subsidiaries of The Minnesota Mutual Life Insurance Company:

          Advantus Spectrum Fund, Inc.
          Advantus Mortgage Securities Fund, Inc.
          Advantus Bond Fund, Inc.

Unless indicated otherwise, parenthetically, each of the above corporations is a Minnesota corporation.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of February 23, 1997, the number of holders of securities of the Registrant were as follows:


                                          Number of Record
             Title of Class                   Holders
             --------------               ----------------


       Variable Annuity Contracts               1,234


ITEM 28.  INDEMNIFICATION

The statement with respect to indemnification.  Previously filed.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) The principal underwriter is MIMLIC Sales Corporation. MIMLIC Sales Corporation also is the principal underwriter for eleven mutual funds (Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc.; and the MIMLIC Cash Fund, Inc.) and for four additional registered separate accounts of The Minnesota Mutual Life Insurance Company, all of which offer annual contracts and life insurance policies on a variable basis.

          (b) Directors and Officers of Underwriter.


                      DIRECTORS AND OFFICERS OF UNDERWRITER

                              Positions and                 Positions and
Name and Principal            Offices                       Offices
Business Address              with Underwriter              with Registrant
------------------            ----------------              ---------------

Robert E. Hunstad             Chairman of the Board         Executive Vice
400 Robert Street North       and Director                  President
St. Paul, Minnesota 55101

George I. Connolly            President, Chief              Director,
400 Robert Street North       Executive Officer and         Broker-Dealer
St. Paul, Minnesota 55101     Director

Margaret Milosevich           Vice President, Chief         Manager
400 Robert Street North       Operations Officer and
St. Paul, Minnesota 55101     Treasurer


Dennis E. Prohofsky           Secretary and Director        Senior Vice
400 Robert Street North                                     President,
St. Paul, Minnesota 55101                                   General Counsel
                                                            and Secretary

Thomas L. Clark               Assistant Treasurer           Compliance Analyst
400 Robert Street North
St. Paul, Minnesota 55101

Margaret A. Berg              Assistant Secretary           Manager
400 Robert Street North
St. Paul, Minnesota 55101


          (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


  Name of      Net Underwriting   Compensation on
 Principal      Discounts and       Redemption or     Brokerage        Other
Underwriter      Commissions        Annuitization    Commissions    Compensation
-----------    ----------------   ----------------   -----------    ------------


MIMLIC Sales,    $13,034,146
  Inc.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of The Minnesota Mutual Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Previously filed.

     (b) Previously filed.

     (c) Previously filed.


     (d) The Minnesota Mutual Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File, No. 33-12333, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by The Minnesota Mutual Life Insurance Company.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Minnesota Mutual Variable Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectivenss of this Amendment to the Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 23rd day of April, 1997.


                        MINNESOTA MUTUAL VARIABLE ANNUITY ACCOUNT
                                        (Registrant)

                    By: THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY
                                        (Depositor)



                     By
                        -----------------------------------------------
                                      Robert L. Senkler
                        Chairman, President and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, the Depositor, The Minnesota Mutual Life Insurance Company, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 23rd day of April, 1997.


                     THE MINNESOTA MUTUAL LIFE INSURANCE COMPANY


                     By
                        -----------------------------------------------
                                      Robert L. Senkler
                        Chairman, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


     Signature                     Title                         Date
     ---------                     -----                         ----

*                                  Chairman, President and
------------------------------     Chief Executive Officer
Robert L. Senkler

*                                  Trustee

------------------------------
Giulio Agostini

*                                  Trustee
------------------------------
Anthony L. Andersen

*                                  Trustee
------------------------------
John F. Grundhofer

*                                  Trustee
------------------------------
Harold V. Haverty

*                                  Trustee
------------------------------
David S. Kidwell, Ph.D.

*                                  Trustee
------------------------------
Reatha C. King, Ph.D.

*                                  Trustee
------------------------------
Thomas E. Rohricht

*                                  Trustee
------------------------------
Terry N. Saario, Ph.D.

*                                  Trustee
------------------------------
Michael E. Shannon

*                                  Trustee
------------------------------
Frederick T. Weyerhaeuser


                                   Vice President                April 23, 1997
------------------------------     and Treasurer
Paul H. Gooding                    (chief financial officer)

                                   Vice President                April 23, 1997
------------------------------     (chief accounting officer)
Gregory S. Strong


*By                                Attorney-in-Fact              April 23, 1997
   ---------------------------
Dennis E. Prohofsky


* Pursuant to power of attorney dated February 12, 1996, previously filed as
Exhibit 15 to this Registration Statement.

                                 EXHIBIT INDEX


Exhibit Number      Description of Exhibit
--------------      ----------------------

       1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account

       3.(a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and MIMLIC Sales Corporation

         (b)        Schedule A

       4.(a)        Flexible Payment Deferred Variable Annuity Contract, form
                    87-9154

         (b)        Individual Retirement Annuity Agreement, form 83-9058 Rev.
                    3-1997

         (c)        Endorsement, form 87-9157

         (d)        Endorsement, form 87-9164

         (e) Flexible Payment Deferred Variable Annuity Contract, form 87-9154 Rev. 2-88

         (f)        Endorsement, form 87-9172

         (g)        Tax Sheltered Annuity Amendment, form 88-9213

         (h)        Endorsement, form 91-9258.

         (i) Flexible Payment Deferred Variable Annuity Contract, form 87-9154 Rev. 3-91

       5.(a)        Application, form 87-9155 Rev. 6-87

         (b)        Application, form 87-9156 Rev. 6-87

         (c)        Application, form 84-9093 Rev. 2-94

       6.(a)        The Articles of Re-Incorporation of the Depositor

         (b)        The Bylaws of the Depositor

       9.           Opinion and consent of Donald F. Gruber, Esq.

      10.           Consent of KPMG Peat Marwick LLP.

      13.(a)        Stock Segregated Sub-Account Performance Calculations

         (b)        Bond Segregated Sub-Account Performance Calculations

         (c)        Money Market Segregated Sub-Account Performance Calculations

         (d)        Managed Segregated Sub-Account Performance Calculations

         (e)        Mortgage Securities Segregated Sub-Account Performance
                    Calculations

         (f)        Index Segregated Sub-Account Performance Calculations

         (g)        Aggressive Growth Segregated Sub-Account Performance
                    Calculations

         (h)        International Stock Segregated Sub-Account Performance
                    Calculations

         (i)        Small Company Segregated Sub-Account Performance
                    Calculations

         (j)        Value Stock Segregated Sub-Account Performance Calculations

         (k) Maturing Government Bond - 1998 Segregated Sub-Account Performance Calculations

         (l) Maturing Government Bond - 2002 Segregated Sub-Account Performance Calculations

         (m) Maturing Government Bond - 2006 Segregated Sub-Account Performance Calculations

         (n) Maturing Government Bond - 2010 Segregated Sub-Account Performance Calculations

      14.(a)        Financial Data Schedule - MIMLIC Growth Sub-Account

         (b)        Financial Data Schedule - MIMLIC Bond Sub-Account

         (c)        Financial Data Schedule - MIMLIC Money Market Sub-Account

         (d)        Financial Data Schedule - MIMLIC Asset Allocation
                    Sub-Account

         (e)        Financial Data Schedule - MIMLIC Mortgage Securities
                    Sub-Account

         (f)        Financial Data Schedule - MIMLIC Index 500 Sub-Account

         (g)        Financial Data Schedule - MIMLIC Capital Appreciation
                    Sub-Account

         (h)        Financial Data Schedule - MIMLIC International Stock
                    Sub-Account

         (i)        Financial Data Schedule - MIMLIC Small Company Sub-Account

         (j)        Financial Data Schedule - MIMLIC MGB 1998 Sub-Account

         (k)        Financial Data Schedule - MIMLIC MGB 2002 Sub-Account

         (l)        Financial Data Schedule - MIMLIC MBG 2006 Sub-Account

         (m)        Financial Data Schedule - MIMLIC MGB 2010 Sub-Account

         (n)        Financial Data Schedule - MIMLIC Value Stock Sub-Account